Investment Risks	Jul. 22, 2026
T-REX 2X LONG AEHR DAILY TARGET ETF | Effects Of Compounding And Market Volatility Risk Member
Prospectus [Line Items]
Risk [Text Block]
Effects of Compounding and Market Volatility Risk. The Fund has a daily leveraged investment objective and the Fund’s performance for periods greater than a trading day will be the result of each day's returns compounded over the period, which is very likely to differ from 200% of AEHR’s performance, before fees and expenses. Compounding affects all investments, but has a more significant impact on funds that are leveraged and that rebalance daily and becomes more pronounced as volatility and holding periods increase. The impact of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of AEHR during the shareholder’s holding period of an investment in the Fund.

The chart below provides examples of how AEHR volatility and its return could affect the Fund’s performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) AEHR volatility; b) AEHR performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) dividends or interest paid with respect to AEHR. The chart below illustrates the impact of two principal factors – volatility and performance – on Fund performance. The chart shows estimated Fund returns for a number of combinations of AEHR volatility and AEHR performance over a one-year period. Performance shown in the chart assumes that: (i) no dividends were paid with respect to AEHR; (ii) there were no Fund expenses; and (iii) borrowing/lending rates (to obtain leveraged exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be different than those shown. Particularly during periods of higher volatility, compounding will cause results for periods longer than a trading day to vary from 200% of the performance of AEHR.

During periods of higher AEHR volatility, the volatility of AEHR may affect the Fund’s return as much as, or more than, the return of AEHR. The impact of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of AEHR during a shareholder’s holding period of an investment in the Fund.

As shown in the chart below, the Fund would be expected to lose 6.1% if AEHR provided no return over a one-year period during which AEHR experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if AEHR’s return is flat. For instance, if AEHR’s annualized volatility is 100%, the Fund would be expected to lose 63.2% of its value, even if the cumulative return for the year was 0%. Areas shaded red (or dark gray) represent those scenarios where the Fund can be expected to return less than 200% of the performance of AEHR and those shaded green (or light gray) represent those scenarios where the Fund can be expected to return more than 200% of the performance of AEHR. The table below is not a representation of the Fund’s actual returns, which may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in “Daily Correlation Risk” below.

One Year	200% One Year	Volatility Rate
Return	Return	10%	25%	50%	75%	100%
-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%
-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%
-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%
-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%
0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%
10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%
20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%
30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%
40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%
50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%
60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%

AEHR’s annualized historical daily volatility rate for the five-year period ended December 31, 2025 was 105.86%. AEHR’s annualized daily volatility rates were as follows:

2021    143.27%
2022    98.24%
2023    88.42%
2024    87.49%
2025    101.29%

AEHR’s annualized performance for the five-year period ended December 31, 2025 was 51.46%. Historical volatility and performance are not indications of what AEHR volatility and performance will be in the future. AEHR’s stock price may be more volatile, and may fluctuate more than the market. By way of example, currently, the 52-week high stock price for AEHR is $126.62 on June 15, 2026 and the 52-week low stock price for AEHR is $14.01, which occurred on July 16, 2025. AEHR’s 52-week high and low stock price may change significantly over a short period of time.
For information regarding the effects of volatility and performance on the long-term performance of the Fund, see “Additional Information About Investment Techniques and Policies.”

T-REX 2X LONG AEHR DAILY TARGET ETF | Leverage Risk Member
Prospectus [Line Items]
Risk [Text Block]
Leverage Risk. The Fund obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are adverse to its investment objective than a fund that does not utilize leverage. An investment in the Fund is exposed to the risk that a decline in the daily performance of AEHR will be magnified. This means that an investment in the Fund will be reduced by an amount equal to 2% for every 1% daily decline in AEHR, not including the costs of financing leverage and other operating expenses, which would further reduce its value. The Fund could theoretically lose an amount greater than its net assets in the event of a security decline of more than 50%. This would result in a total loss of a shareholder’s investment in one day even if AEHR subsequently moves in the opposite direction and eliminates all or a portion of its earlier daily change. A total loss may occur in a single day even if AEHR does not lose all of its value. Leverage will also have the effect of magnifying any differences in the Fund’s correlation with AEHR and may increase the volatility of the Fund.

To the extent that the instruments utilized by the Fund are thinly traded or have a limited market, the Fund may be unable to meet its investment objective due to a lack of available investments or counterparties. During such periods, the Fund’s ability to issue additional Creation Units may be adversely affected. As a result, the Fund’s shares could trade at a premium or discount to their net asset value and/or the bid-ask spread of the Fund’s shares could widen. Under such circumstances, the Fund may increase its transaction fee, change its investment objective by, for example, seeking to track an alternative security, reduce its leverage or close. In such circumstances, the Fund’s investment adviser will consult with counsel to the Trust and its Board of Trustees, and if determined to be necessary, the Fund will amend and/or supplement the prospectus as promptly as feasible under the circumstances to include appropriate disclosures.
T-REX 2X LONG AEHR DAILY TARGET ETF | Derivatives Risk Member
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. Investing in derivatives may be considered aggressive and may expose the Fund to greater risks, and may result in larger losses or smaller gains, than investing directly in the reference assets underlying those derivatives, which may prevent the Fund from achieving its investment objective.

The Fund expects to use swap agreements to achieve its investment objective. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other investments, including risk related to the market, leverage, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty, liquidity, valuation, and legal restrictions. The performance of a derivative may not track the performance of its reference asset, including due to fees and other costs associated with it. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of the amount initially invested. As a result, the value of an investment in the Fund may change quickly and without warning. Additionally, any financing, borrowing or other costs associated with using derivatives may also have the effect of lowering the Fund’s return. Such costs may increase as interest rates rise.

Swap Agreements. Swap agreements are entered into with financial institutions for a specified period which may range from one day to more than one year. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a reference asset. Swap agreements are generally traded over-the-counter, and therefore, may not receive as much regulatory protection as exchange-traded instruments, which may expose investors to significant losses.

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivatives portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy and the Fund may not achieve its investment objective. To the extent that the Fund exceeds the level of value at risk for an extended period, the Fund may amend and/or supplement its prospectus as promptly as feasible under the particular circumstances to include appropriate adjustments to its investment strategy and if necessary, the Fund’s name.

Call Options. The use of call options involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which is affected by fiscal and monetary policies and by national and international politics, changes in the actual or implied volatility or the reference asset, and the time remaining until the expiration of the option contract and economic events. The values of the options contracts in which the Fund invests are substantially influenced by the value of the underlying instrument. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to expiry, the value of an option generally does not increase or decrease at the same rate as the underlying instrument. There may at times be an imperfect correlation between the movement in values of options contracts and the reference asset, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. As the options contracts are exercised or expire the Fund may enter into new options contracts, a practice referred to as rolling.

FLEX Options. The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. The value of the FLEX Options prior to the expiration date may vary because of related factors other than the value of the reference asset. Factors that may influence the value of the FLEX Options, other than gains or losses in the reference asset, may include interest rate changes, changing supply and demand, decreased liquidity of the FLEX Options, and changing volatility levels of the reference asset. FLEX Options are listed on an exchange; however, it is not guaranteed that a liquid secondary trading market will exist. In the event that trading in the FLEX Options is limited or absent, the value of the FLEX Options may decrease.

T-REX 2X LONG AEHR DAILY TARGET ETF | Counterparty Risk Member
Prospectus [Line Items]
Risk [Text Block]
Counterparty Risk. A counterparty may be unwilling or unable to make timely payments to meet its contractual obligations or may fail to return holdings that are subject to the agreement with the counterparty. If the counterparty or its affiliate becomes insolvent, bankrupt or defaults on its payment obligations to the Fund, the value of an investment held by the Fund may decline. Additionally, if any collateral posted by the counterparty for the benefit of the Fund is insufficient or there are delays in the Fund’s ability to access such collateral, the Fund may not be able to achieve its leveraged investment objective.

In addition, the Fund may enter into swap agreements with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective. The risk of a limited number of counterparties may be, and historically has been, particularly accentuated during times of significant market volatility. During times of significant market volatility, the costs to enter into the swaps that the Fund utilizes may increase significantly, which may negatively impact the Fund’s returns. While the objective of the Fund is to seek daily investment results, before fees and expenses, of 200% of the daily performance of AEHR, it is important for investors to understand that significant increases in the costs of entering into the swaps may negatively impact investment results after fees and expenses.

T-REX 2X LONG AEHR DAILY TARGET ETF | Rebalancing Risk Member
Prospectus [Line Items]
Risk [Text Block]
Rebalancing Risk. If for any reason the Fund is unable to rebalance all or a part of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with its investment objective. In these instances, the Fund may have investment exposure to AEHR that is significantly greater or significantly less than its stated multiple. The Fund may be more exposed to leverage risk than if it had been properly rebalanced and may not achieve its investment objective, leading to significantly greater losses or reduced gains.

T-REX 2X LONG AEHR DAILY TARGET ETF | Intra-Day Investment Risk Member
Prospectus [Line Items]
Risk [Text Block]
Intra-Day Investment Risk. The Fund seeks leveraged investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the value of AEHR at the market close on the first trading day and the value of AEHR at the time of purchase. If AEHR gains value, the Fund’s net assets will rise by the same amount as the Fund’s exposure. Conversely, if AEHR declines, the Fund’s net assets will decline by the same amount as the Fund’s exposure. Thus, an investor that purchases shares intra-day may experience performance that is greater than, or less than, the Fund’s stated multiple of AEHR.

If there is a significant intra-day market event and/or the securities experience a significant change in value, the Fund may not meet its investment objective, may not be able to rebalance its portfolio appropriately, or may experience significant premiums or discounts, or widened bid-ask spreads. Additionally, the Fund may close to purchases and sales of shares (“Shares”) prior to the close of trading on the Exchange and incur significant losses.

T-REX 2X LONG AEHR DAILY TARGET ETF | Daily Correlation Risk Member
Prospectus [Line Items]
Risk [Text Block]
Daily Correlation Risk. There is no guarantee that the Fund will achieve a high degree of correlation to AEHR and therefore achieve its daily leveraged investment objective. The Fund’s exposure to AEHR is impacted by AEHR’s movement. Because of this, it is unlikely that the Fund will be perfectly exposed to AEHR at the end of each day. The possibility of the Fund being materially over- or under-exposed to AEHR increases on days when AEHR is volatile near the close of the trading day. Market disruptions, regulatory restrictions and high volatility will also adversely affect the Fund’s ability to adjust exposure to the required levels.

The Fund may have difficulty achieving its daily leveraged investment objective for many reasons, including fees, expenses, transaction costs, financing costs related to the use of derivatives, accounting standards and their application to income items, disruptions, illiquid or high volatility in the markets for the securities or financial instruments in which the Fund invests, early and unanticipated closings of the markets on which the holdings of the Fund trade, resulting in the inability of the Fund to execute intended portfolio transactions, regulatory and tax considerations, which may cause the Fund to hold (or not to hold) AEHR. The Fund may take or refrain from taking positions in order to improve tax efficiency, comply with regulatory restrictions, or for other reasons, each of which may negatively affect the Fund’s desired correlation with AEHR. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to AEHR. Additionally, the Fund’s underlying investments and/or reference assets may trade on markets that may not be open on the same day as the Fund, which may cause a difference between the changes in the daily performance of the Fund and changes in the performance of AEHR. Any of these factors could decrease the correlation between the performance of the Fund and AEHR and may hinder the Fund’s ability to meet its daily leveraged investment objective on or around that day.

T-REX 2X LONG AEHR DAILY TARGET ETF | Market Risk Member
Prospectus [Line Items]
Risk [Text Block]
Market Risk. The Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, general market liquidity, exchange trading suspensions and closures, and public health risks. The Fund is subject to the risk that geopolitical events will disrupt markets and adversely affect global economies, markets, and exchanges. Local, regional, or global events such as war, acts of terrorism, natural disasters, the spread of infectious illness or other public health issues, conflicts and social unrest or other events could have a significant impact on the Fund, its investments, and the Fund’s ability to achieve its investment objective.

T-REX 2X LONG AEHR DAILY TARGET ETF | Indirect Investment Risk Member
Prospectus [Line Items]
Risk [Text Block]
Indirect Investment Risk. AEHR is not affiliated with the Trust, the Adviser, or any affiliates thereof and is not involved with this offering in any way, and has no obligation to consider the Fund in taking any corporate actions that might affect the value of the Fund. Neither the Trust, the Fund nor any affiliate is responsible for the performance of AEHR and make no representation as to the performance of AEHR. Investing in the Fund is not equivalent to investing in AEHR. Fund shareholders will not have voting rights or rights to receive dividends or other distributions or any other rights with respect to AEHR.

T-REX 2X LONG AEHR DAILY TARGET ETF | Underlying Security Investing Risk Member
Prospectus [Line Items]
Risk [Text Block]	Underlying Security Investing Risk. Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.
T-REX 2X LONG AEHR DAILY TARGET ETF | Regulatory Risk Member
Prospectus [Line Items]
Risk [Text Block]
Regulatory Risk. The Fund is subject to the risk that a change in U.S. law and related regulations will impact the way a Fund operates, increase the particular costs of the Fund's operations and/or change the competitive landscape. Additional legislative or regulatory changes could occur that may materially and adversely affect the Fund.

T-REX 2X LONG AEHR DAILY TARGET ETF | AKAM Investing Risk Member
Prospectus [Line Items]
Risk [Text Block]	Investing Risk. Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. AEHR common stock may perform differently from the market as a whole. In addition to the risks associated generally with investments in equity securities, AEHR faces risks unique to its operations designing, manufacturing and marketing semiconductor test and burn-in equipment, including systems used in silicon carbide and other advanced semiconductor applications. The company operates in a cyclical and technology-driven industry and is exposed to fluctuations in semiconductor capital spending, which increases business and financial risk. These risks include, among others, customer concentration, as a significant portion of revenues may be derived from a limited number of semiconductor manufacturers or suppliers; cyclicality in semiconductor industry demand and capital expenditures; dependence on the adoption and growth of silicon carbide and other advanced semiconductor technologies; and competitive pressures from larger, better-capitalized semiconductor equipment providers.

AEHR’s operating results may be highly sensitive to the timing of customer orders, product qualification cycles, manufacturing ramps, and capacity expansion plans, particularly in the electric vehicle, industrial, and power semiconductor markets. Delays or reductions in customer spending, production schedules, or technology adoption could materially adversely affect revenues and operating performance. AEHR is also subject to risks related to supply-chain disruptions, component shortages, manufacturing execution, and product performance, including the ability to maintain product quality and meet evolving customer requirements. In addition, AEHR may face risks associated with international operations and trade restrictions, including export controls and geopolitical developments affecting semiconductor supply chains. The trading price of AEHR has been and may continue to be highly volatile, reflecting the company’s exposure to semiconductor industry cycles, evolving growth expectations related to silicon carbide adoption, customer concentration, and broader investor sentiment toward semiconductor equipment issuers.

T-REX 2X LONG AEHR DAILY TARGET ETF | Technology Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]
Technology Sector Risk.    The market prices of technology-related securities tend to exhibit a greater degree of market risk and sharp price fluctuations than other types of securities. These securities may fall in and out of favor with investors rapidly, which may cause sudden selling and dramatically lower market prices. Technology securities may be affected by intense competition, obsolescence of existing technology, general economic conditions and government regulation and may have limited product lines, markets, financial resources, or personnel. Technology companies may experience dramatic and often unpredictable changes in growth rates and competition for qualified personnel. These companies are also heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely impact a company’s profitability. A small number of companies represent a large portion of the technology industry. In addition, a rising interest rate environment tends to negatively affect technology companies, those technology companies seeking to finance expansion would have increased borrowing costs, which may negatively impact earnings. Technology companies having high market valuations may appear less attractive to investors, which may cause sharp decreases in their market prices.

T-REX 2X LONG AEHR DAILY TARGET ETF | Industry Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]
Industry Concentration Risk. The Fund will be concentrated in the industry to which AEHR is assigned (i.e., hold more than 25% of its total assets in investments that provide exposure to the industry to which AEHR is assigned). A portfolio concentrated in a particular industry may present more risks than a portfolio broadly diversified over several industries. As of the date of this prospectus, AEHR is assigned to the semiconductor equipment and materials industry.

•Semiconductor Equipment and Materials Industry Risk. Companies in the semiconductor equipment and materials industry are subject to significant risks, including cyclicality in semiconductor capital spending, rapid technological change, and dependence on continued demand for advanced chip manufacturing. The industry may be adversely affected by supply chain disruptions, shortages of critical components and raw materials, and elevated research and development costs. In addition, semiconductor equipment and materials companies may face heightened regulatory, export control, and geopolitical risks, including restrictions on sales to certain countries or customers, which could reduce revenues and profitability. These factors may negatively affect the value of the fund’s investments and increase volatility.

T-REX 2X LONG AEHR DAILY TARGET ETF | Industry Concentration Risk, Computer Software Industry Risk Member
Prospectus [Line Items]
Risk [Text Block]	Semiconductor Equipment and Materials Industry Risk. Companies in the semiconductor equipment and materials industry are subject to significant risks, including cyclicality in semiconductor capital spending, rapid technological change, and dependence on continued demand for advanced chip manufacturing. The industry may be adversely affected by supply chain disruptions, shortages of critical components and raw materials, and elevated research and development costs. In addition, semiconductor equipment and materials companies may face heightened regulatory, export control, and geopolitical risks, including restrictions on sales to certain countries or customers, which could reduce revenues and profitability. These factors may negatively affect the value of the fund’s investments and increase volatility.
T-REX 2X LONG AEHR DAILY TARGET ETF | Fixed Income Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Fixed Income Securities Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.
T-REX 2X LONG AEHR DAILY TARGET ETF | Money Market Instrument Risk Member
Prospectus [Line Items]
Risk [Text Block]
Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Money market funds may be subject to credit risk with respect to the debt instruments in which they invest. Depository accounts may be subject to credit risk with respect to the financial institution in which the depository account is held. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments may lose money.

T-REX 2X LONG AEHR DAILY TARGET ETF | Liquidity Risk Member
Prospectus [Line Items]
Risk [Text Block]
Liquidity Risk. Holdings of the Fund may be difficult to buy or sell or may be illiquid, particularly during times of market turmoil. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to buy or sell an illiquid security or derivative instrument at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions may prevent the Fund from limiting losses, realizing gains, or achieving a high correlation with AEHR. There is no assurance that a security or derivative instrument that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund. To the extent that AEHR value increases or decreases significantly, the Fund may be one of many market participants that are attempting to transact in the AEHR. Under such circumstances, the market for AEHR may lack sufficient liquidity for all market participants' trades. Therefore, the Fund may have more difficulty transacting in the securities or financial instruments and the Fund's transactions could exacerbate the price changes of AEHR and may impact the ability of the Fund to achieve its investment objective.

In certain cases, the market for AEHR and/or Fund may lack sufficient liquidity for all market participants' trades. Therefore, the Fund may have difficulty transacting in it and/or in correlated investments, such as swap contracts. Further, the Fund's transactions could exacerbate illiquidity and volatility in the price of AEHR and correlated derivative instruments.

T-REX 2X LONG AEHR DAILY TARGET ETF | Early Close/Trading Halt Risk Member
Prospectus [Line Items]
Risk [Text Block]
Early Close/Trading Halt Risk. Although an underlying security’s shares are listed for trading on an exchange, there can be no assurance that an active trading market for such shares will be available at all times. An exchange or market may close or issue trading halts on specific securities or financial instruments, including the shares of the Fund. Under such circumstances, the ability to buy or sell certain portfolio securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell investments for its portfolio, may disrupt the Fund’s creation/redemption process, and may temporarily prevent investors from buying and selling shares of the Fund. In addition, the Fund may be unable to accurately price its investments, may fail to achieve performance that is correlated with AEHR and may incur substantial losses. If there is a significant intra-day market event and/or AEHR experiences a significant price increase or decrease, the Fund may not meet its investment objective or rebalance its portfolio appropriately. Additionally, the Fund may close to purchases and sales of Shares prior to the close of regular trading on the exchange and incur significant losses.

T-REX 2X LONG AEHR DAILY TARGET ETF | Equity Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Equity Securities Risk. Publicly issued equity securities, including common stocks, are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests, and/or has exposure to, will cause the net asset value of the Fund to fluctuate. The Fund’s direct investments in common stock of AEHR does not provide leveraged exposure to AEHR and, as a result, if the Fund invests directly in common stock of AEHR to a greater extent, the Fund may not achieve its 200% daily investment objective.

T-REX 2X LONG AEHR DAILY TARGET ETF | Cash Transaction Risk Member
Prospectus [Line Items]
Risk [Text Block]
Cash Transaction Risk. The Fund intends to effect creations and redemptions for cash rather than for in-kind securities. As a result, the Fund may not be tax efficient and may incur brokerage costs related to buying and selling securities to achieve its investment objective thus incurring additional expenses than if it had effected creations and redemptions in kind. To the extent that such costs are not offset by transaction fees paid by an authorized participant, the Fund may bear such costs, which will decrease the Fund’s net asset value.

T-REX 2X LONG AEHR DAILY TARGET ETF | Tax Risk Member
Prospectus [Line Items]
Risk [Text Block]
Tax Risk. In order to qualify for the special tax treatment accorded a regulated investment company (“RIC”) and its shareholders, the Fund must derive at least 90% of its gross income for each taxable year from “qualifying income,” meet certain asset diversification tests at the end of each taxable quarter, and meet annual distribution requirements. The Fund’s pursuit of its investment strategy will potentially be limited by the Fund’s intention to qualify for such treatment and could adversely affect the Fund’s ability to so qualify. The Fund may make certain investments, the treatment of which for these purposes is unclear. If, in any year, the Fund were to fail to qualify for the special tax treatment accorded a RIC and its shareholders, and were ineligible to or were not to cure such failure, the Fund would be taxed in the same manner as an ordinary corporation subject to U.S. federal income tax on all its income at the fund level. The resulting taxes could substantially reduce the Fund’s net assets and the amount of income available for distribution. In addition, in order to requalify for taxation as a RIC, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions. Please see the section entitled “Taxes” in the Statement of Additional Information for more information.

T-REX 2X LONG AEHR DAILY TARGET ETF | ETF Risks Member
Prospectus [Line Items]
Risk [Text Block]
ETF Risks. The Fund is an exchange-traded fund, and, as a result of an ETF’s structure, it is exposed to the following risks:

•Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

•Cash Redemption Risk. The Fund intends to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

•Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

•Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

•Trading. Although Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares.

T-REX 2X LONG AEHR DAILY TARGET ETF | ETF Risks, Authorized Participants, Market Makers, And Liquidity Providers Limitation Risk Member
Prospectus [Line Items]
Risk [Text Block]	Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
T-REX 2X LONG AEHR DAILY TARGET ETF | ETF Risks, Cash Redemption Risk Member
Prospectus [Line Items]
Risk [Text Block]	Cash Redemption Risk. The Fund intends to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.
T-REX 2X LONG AEHR DAILY TARGET ETF | ETF Risks, Costs Of Buying Or Selling Shares Member
Prospectus [Line Items]
Risk [Text Block]	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.
T-REX 2X LONG AEHR DAILY TARGET ETF | ETF Risks, Shares May Trade At Prices Other Than NAV Risk Member
Prospectus [Line Items]
Risk [Text Block]	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.
T-REX 2X LONG AEHR DAILY TARGET ETF | ETF Risks, Trading Risk Member
Prospectus [Line Items]
Risk [Text Block]	Trading. Although Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares.
T-REX 2X LONG AEHR DAILY TARGET ETF | New Fund Risk Member
Prospectus [Line Items]
Risk [Text Block]
New Fund Risk. As of the date of this prospectus, the Fund has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Fund’s market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

T-REX 2X LONG AEHR DAILY TARGET ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund may not achieve its leveraged investment objective and there is a risk that you could lose all of your money invested in the Fund.
T-REX 2X LONG AEHR DAILY TARGET ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversification Risk. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended. This means it has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers or in financial instruments with a single counterparty or a few counterparties. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer or the credit of a single counterparty and make the Fund more susceptible to risks associated with a single economic, political, or regulatory occurrence than a diversified fund.

T-REX 2X LONG AMSC DAILY TARGET ETF | Effects Of Compounding And Market Volatility Risk Member
Prospectus [Line Items]
Risk [Text Block]
Effects of Compounding and Market Volatility Risk. The Fund has a daily leveraged investment objective and the Fund’s performance for periods greater than a trading day will be the result of each day's returns compounded over the period, which is very likely to differ from 200% of AMSC’s performance, before fees and expenses. Compounding affects all investments, but has a more significant impact on funds that are leveraged and that rebalance daily and becomes more pronounced as volatility and holding periods increase. The impact of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of AMSC during the shareholder’s holding period of an investment in the Fund.

The chart below provides examples of how AMSC volatility and its return could affect the Fund’s performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) AMSC volatility; b) AMSC performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) dividends or interest paid with respect to AMSC. The chart below illustrates the impact of two principal factors – volatility and performance – on Fund performance. The chart shows estimated Fund returns for a number of combinations of AMSC volatility and AMSC performance over a one-year period. Performance shown in the chart assumes that: (i) no dividends were paid with respect to AMSC; (ii) there were no Fund expenses; and (iii) borrowing/lending rates (to obtain leveraged exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be different than those shown. Particularly during periods of higher volatility, compounding will cause results for periods longer than a trading day to vary from 200% of the performance of AMSC.

During periods of higher AMSC volatility, the volatility of AMSC may affect the Fund’s return as much as, or more than, the return of AMSC. The impact of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of AMSC during a shareholder’s holding period of an investment in the Fund.

As shown in the chart below, the Fund would be expected to lose 6.1% if AMSC provided no return over a one-year period during which AMSC experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if AMSC’s return is flat. For instance, if AMSC’s annualized volatility is 100%, the Fund would be expected to lose 63.2% of its value, even if the cumulative return for the year was 0%. Areas shaded red (or dark gray) represent those scenarios where the Fund can be expected to return less than 200% of the performance of AMSC and those shaded green (or light gray) represent those scenarios where the Fund can be expected to return more than 200% of the performance of AMSC. The table below is not a representation of the Fund’s actual returns, which may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in “Daily Correlation Risk” below.

One Year	200% One Year	Volatility Rate
Return	Return	10%	25%	50%	75%	100%
-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%
-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%
-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%
-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%
0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%
10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%
20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%
30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%
40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%
50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%
60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%

AMSC’s annualized historical daily volatility rate for the five-year period ended December 31, 2025 was 89.23%. AMSC’s annualized daily volatility rates were as follows:

2021    81.34%
2022    79.77%
2023    104.18%
2024    87.93%
2025    90.68%

AMSC’s annualized performance for the five-year period ended December 31, 2025 was 4.21. Historical volatility and performance are not indications of what AMSC volatility and performance will be in the future. AMSC’s stock price may be more volatile, and may fluctuate more than the market. By way of example, currently, the 52-week high stock price for AMSC is $70.49 on October 15, 2025 and the 52-week low stock price for AMSC is $24.87, which occurred on February 5, 2026. AMSC’s 52-week high and low stock price may change significantly over a short period of time.
For information regarding the effects of volatility and performance on the long-term performance of the Fund, see “Additional Information About Investment Techniques and Policies.”

T-REX 2X LONG AMSC DAILY TARGET ETF | Leverage Risk Member
Prospectus [Line Items]
Risk [Text Block]
Leverage Risk. The Fund obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are adverse to its investment objective than a fund that does not utilize leverage. An investment in the Fund is exposed to the risk that a decline in the daily performance of AMSC will be magnified. This means that an investment in the Fund will be reduced by an amount equal to 2% for every 1% daily decline in AMSC, not including the costs of financing leverage and other operating expenses, which would further reduce its value. The Fund could theoretically lose an amount greater than its net assets in the event of a security decline of more than 50%. This would result in a total loss of a shareholder’s investment in one day even if AMSC subsequently moves in the opposite direction and eliminates all or a portion of its earlier daily change. A total loss may occur in a single day even if AMSC does not lose all of its value. Leverage will also have the effect of magnifying any differences in the Fund’s correlation with AMSC and may increase the volatility of the Fund.

To the extent that the instruments utilized by the Fund are thinly traded or have a limited market, the Fund may be unable to meet its investment objective due to a lack of available investments or counterparties. During such periods, the Fund’s ability to issue additional Creation Units may be adversely affected. As a result, the Fund’s shares could trade at a premium or discount to their net asset value and/or the bid-ask spread of the Fund’s shares could widen. Under such circumstances, the Fund may increase its transaction fee, change its investment objective by, for example, seeking to track an alternative security, reduce its leverage or close. In such circumstances, the Fund’s investment adviser will consult with counsel to the Trust and its Board of Trustees, and if determined to be necessary, the Fund will amend and/or supplement the prospectus as promptly as feasible under the circumstances to include appropriate disclosures.
T-REX 2X LONG AMSC DAILY TARGET ETF | Derivatives Risk Member
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. Investing in derivatives may be considered aggressive and may expose the Fund to greater risks, and may result in larger losses or smaller gains, than investing directly in the reference assets underlying those derivatives, which may prevent the Fund from achieving its investment objective.

The Fund expects to use swap agreements to achieve its investment objective. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other investments, including risk related to the market, leverage, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty, liquidity, valuation, and legal restrictions. The performance of a derivative may not track the performance of its reference asset, including due to fees and other costs associated with it. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of the amount initially invested. As a result, the value of an investment in the Fund may change quickly and without warning. Additionally, any financing, borrowing or other costs associated with using derivatives may also have the effect of lowering the Fund’s return. Such costs may increase as interest rates rise.

Swap Agreements. Swap agreements are entered into with financial institutions for a specified period which may range from one day to more than one year. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a reference asset. Swap agreements are generally traded over-the-counter, and therefore, may not receive as much regulatory protection as exchange-traded instruments, which may expose investors to significant losses.

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivatives portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy and the Fund may not achieve its investment objective. To the extent that the Fund exceeds the level of value at risk for an extended period, the Fund may amend and/or supplement its prospectus as promptly as feasible under the particular circumstances to include appropriate adjustments to its investment strategy and if necessary, the Fund’s name.

Call Options. The use of call options involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which is affected by fiscal and monetary policies and by national and international politics, changes in the actual or implied volatility or the reference asset, and the time remaining until the expiration of the option contract and economic events. The values of the options contracts in which the Fund invests are substantially influenced by the value of the underlying instrument. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to expiry, the value of an option generally does not increase or decrease at the same rate as the underlying instrument. There may at times be an imperfect correlation between the movement in values of options contracts and the reference asset, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. As the options contracts are exercised or expire the Fund may enter into new options contracts, a practice referred to as rolling.

FLEX Options. The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. The value of the FLEX Options prior to the expiration date may vary because of related factors other than the value of the reference asset. Factors that may influence the value of the FLEX Options, other than gains or losses in the reference asset, may include interest rate changes, changing supply and demand, decreased liquidity of the FLEX Options, and changing volatility levels of the reference asset. FLEX Options are listed on an exchange; however, it is not guaranteed that a liquid secondary trading market will exist. In the event that trading in the FLEX Options is limited or absent, the value of the FLEX Options may decrease.

T-REX 2X LONG AMSC DAILY TARGET ETF | Counterparty Risk Member
Prospectus [Line Items]
Risk [Text Block]
Counterparty Risk. A counterparty may be unwilling or unable to make timely payments to meet its contractual obligations or may fail to return holdings that are subject to the agreement with the counterparty. If the counterparty or its affiliate becomes insolvent, bankrupt or defaults on its payment obligations to the Fund, the value of an investment held by the Fund may decline. Additionally, if any collateral posted by the counterparty for the benefit of the Fund is insufficient or there are delays in the Fund’s ability to access such collateral, the Fund may not be able to achieve its leveraged investment objective.

In addition, the Fund may enter into swap agreements with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective. The risk of a limited number of counterparties may be, and historically has been, particularly accentuated during times of significant market volatility. During times of significant market volatility, the costs to enter into the swaps that the Fund utilizes may increase significantly, which may negatively impact the Fund’s returns. While the objective of the Fund is to seek daily investment results, before fees and expenses, of 200% of the daily performance of AMSC, it is important for investors to understand that significant increases in the costs of entering into the swaps may negatively impact investment results after fees and expenses.

T-REX 2X LONG AMSC DAILY TARGET ETF | Rebalancing Risk Member
Prospectus [Line Items]
Risk [Text Block]
Rebalancing Risk. If for any reason the Fund is unable to rebalance all or a part of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with its investment objective. In these instances, the Fund may have investment exposure to AMSC that is significantly greater or significantly less than its stated multiple. The Fund may be more exposed to leverage risk than if it had been properly rebalanced and may not achieve its investment objective, leading to significantly greater losses or reduced gains.

T-REX 2X LONG AMSC DAILY TARGET ETF | Intra-Day Investment Risk Member
Prospectus [Line Items]
Risk [Text Block]
Intra-Day Investment Risk. The Fund seeks leveraged investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the value of AMSC at the market close on the first trading day and the value of AMSC at the time of purchase. If AMSC gains value, the Fund’s net assets will rise by the same amount as the Fund’s exposure. Conversely, if AMSC declines, the Fund’s net assets will decline by the same amount as the Fund’s exposure. Thus, an investor that purchases shares intra-day may experience performance that is greater than, or less than, the Fund’s stated multiple of AMSC.

If there is a significant intra-day market event and/or the securities experience a significant change in value, the Fund may not meet its investment objective, may not be able to rebalance its portfolio appropriately, or may experience significant premiums or discounts, or widened bid-ask spreads. Additionally, the Fund may close to purchases and sales of shares (“Shares”) prior to the close of trading on the Exchange and incur significant losses.

T-REX 2X LONG AMSC DAILY TARGET ETF | Daily Correlation Risk Member
Prospectus [Line Items]
Risk [Text Block]
Daily Correlation Risk. There is no guarantee that the Fund will achieve a high degree of correlation to AMSC and therefore achieve its daily leveraged investment objective. The Fund’s exposure to AMSC is impacted by AMSC’s movement. Because of this, it is unlikely that the Fund will be perfectly exposed to AMSC at the end of each day. The possibility of the Fund being materially over- or under-exposed to AMSC increases on days when AMSC is volatile near the close of the trading day. Market disruptions, regulatory restrictions and high volatility will also adversely affect the Fund’s ability to adjust exposure to the required levels.

The Fund may have difficulty achieving its daily leveraged investment objective for many reasons, including fees, expenses, transaction costs, financing costs related to the use of derivatives, accounting standards and their application to income items, disruptions, illiquid or high volatility in the markets for the securities or financial instruments in which the Fund invests, early and unanticipated closings of the markets on which the holdings of the Fund trade, resulting in the inability of the Fund to execute intended portfolio transactions, regulatory and tax considerations, which may cause the Fund to hold (or not to hold) AMSC. The Fund may take or refrain from taking positions in order to improve tax efficiency, comply with regulatory restrictions, or for other reasons, each of which may negatively affect the Fund’s desired correlation with AMSC. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to AMSC. Additionally, the Fund’s underlying investments and/or reference assets may trade on markets that may not be open on the same day as the Fund, which may cause a difference between the changes in the daily performance of the Fund and changes in the performance of AMSC. Any of these factors could decrease the correlation between the performance of the Fund and AMSC and may hinder the Fund’s ability to meet its daily leveraged investment objective on or around that day.

T-REX 2X LONG AMSC DAILY TARGET ETF | Market Risk Member
Prospectus [Line Items]
Risk [Text Block]
Market Risk. The Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, general market liquidity, exchange trading suspensions and closures, and public health risks. The Fund is subject to the risk that geopolitical events will disrupt markets and adversely affect global economies, markets, and exchanges. Local, regional, or global events such as war, acts of terrorism, natural disasters, the spread of infectious illness or other public health issues, conflicts and social unrest or other events could have a significant impact on the Fund, its investments, and the Fund’s ability to achieve its investment objective.

T-REX 2X LONG AMSC DAILY TARGET ETF | Indirect Investment Risk Member
Prospectus [Line Items]
Risk [Text Block]
Indirect Investment Risk. AMSC is not affiliated with the Trust, the Adviser, or any affiliates thereof and is not involved with this offering in any way, and has no obligation to consider the Fund in taking any corporate actions that might affect the value of the Fund. Neither the Trust, the Fund nor any affiliate is responsible for the performance of AMSC and make no representation as to the performance of AMSC. Investing in the Fund is not equivalent to investing in AMSC. Fund shareholders will not have voting rights or rights to receive dividends or other distributions or any other rights with respect to AMSC.

T-REX 2X LONG AMSC DAILY TARGET ETF | Underlying Security Investing Risk Member
Prospectus [Line Items]
Risk [Text Block]	Underlying Security Investing Risk. Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.
T-REX 2X LONG AMSC DAILY TARGET ETF | Regulatory Risk Member
Prospectus [Line Items]
Risk [Text Block]
Regulatory Risk. The Fund is subject to the risk that a change in U.S. law and related regulations will impact the way a Fund operates, increase the particular costs of the Fund's operations and/or change the competitive landscape. Additional legislative or regulatory changes could occur that may materially and adversely affect the Fund.

T-REX 2X LONG AMSC DAILY TARGET ETF | Industry Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]
Industry Concentration Risk. The Fund will be concentrated in the industry to which AMSC is assigned (i.e., hold more than 25% of its total assets in investments that provide exposure to the industry to which AMSC). A portfolio concentrated in a particular industry may present more risks than a portfolio broadly diversified over several industries. As of the date of this prospectus, AMSC is assigned to the specialty industrial machinery industry.

•Specialty Industrial Machinery Industry Risk. The specialty industrial machinery industry is inherently sensitive to fluctuations in global economic conditions, as demand is closely tied to capital investment cycles across a range of end-user sectors, including automotive, aerospace, energy, construction, and advanced manufacturing. During economic downturns, businesses in these sectors typically reduce or defer capital expenditures, leading to a contraction in orders for specialized machinery. This cyclicality can result in significant revenue volatility across the industry. Additionally, shifts in interest rates, commodity prices, or government infrastructure spending can either accelerate or suppress demand, creating forecasting challenges and operational risk for machinery manufacturers and suppliers.

T-REX 2X LONG AMSC DAILY TARGET ETF | Fixed Income Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Fixed Income Securities Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.
T-REX 2X LONG AMSC DAILY TARGET ETF | Money Market Instrument Risk Member
Prospectus [Line Items]
Risk [Text Block]
Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Money market funds may be subject to credit risk with respect to the debt instruments in which they invest. Depository accounts may be subject to credit risk with respect to the financial institution in which the depository account is held. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments may lose money.

T-REX 2X LONG AMSC DAILY TARGET ETF | Liquidity Risk Member
Prospectus [Line Items]
Risk [Text Block]
Liquidity Risk. Holdings of the Fund may be difficult to buy or sell or may be illiquid, particularly during times of market turmoil. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to buy or sell an illiquid security or derivative instrument at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions may prevent the Fund from limiting losses, realizing gains, or achieving a high correlation with AMSC. There is no assurance that a security or derivative instrument that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund. To the extent that AMSC value increases or decreases significantly, the Fund may be one of many market participants that are attempting to transact in the AMSC. Under such circumstances, the market for AMSC may lack sufficient liquidity for all market participants' trades. Therefore, the Fund may have more difficulty transacting in the securities or financial instruments and the Fund's transactions could exacerbate the price changes of AMSC and may impact the ability of the Fund to achieve its investment objective.

In certain cases, the market for AMSC and/or Fund may lack sufficient liquidity for all market participants' trades. Therefore, the Fund may have difficulty transacting in it and/or in correlated investments, such as swap contracts. Further, the Fund's transactions could exacerbate illiquidity and volatility in the price of AMSC and correlated derivative instruments.

T-REX 2X LONG AMSC DAILY TARGET ETF | Early Close/Trading Halt Risk Member
Prospectus [Line Items]
Risk [Text Block]
Early Close/Trading Halt Risk. Although an underlying security’s shares are listed for trading on an exchange, there can be no assurance that an active trading market for such shares will be available at all times. An exchange or market may close or issue trading halts on specific securities or financial instruments, including the shares of the Fund. Under such circumstances, the ability to buy or sell certain portfolio securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell investments for its portfolio, may disrupt the Fund’s creation/redemption process, and may temporarily prevent investors from buying and selling shares of the Fund. In addition, the Fund may be unable to accurately price its investments, may fail to achieve performance that is correlated with AMSC and may incur substantial losses. If there is a significant intra-day market event and/or AMSC experiences a significant price increase or decrease, the Fund may not meet its investment objective or rebalance its portfolio appropriately. Additionally, the Fund may close to purchases and sales of Shares prior to the close of regular trading on the exchange and incur significant losses.

T-REX 2X LONG AMSC DAILY TARGET ETF | Equity Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Equity Securities Risk. Publicly issued equity securities, including common stocks, are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests, and/or has exposure to, will cause the net asset value of the Fund to fluctuate. The Fund’s direct investments in common stock of AMSC does not provide leveraged exposure to AMSC and, as a result, if the Fund invests directly in common stock of AMSC to a greater extent, the Fund may not achieve its 200% daily investment objective.

T-REX 2X LONG AMSC DAILY TARGET ETF | Cash Transaction Risk Member
Prospectus [Line Items]
Risk [Text Block]
Cash Transaction Risk. The Fund intends to effect creations and redemptions for cash rather than for in-kind securities. As a result, the Fund may not be tax efficient and may incur brokerage costs related to buying and selling securities to achieve its investment objective thus incurring additional expenses than if it had effected creations and redemptions in kind. To the extent that such costs are not offset by transaction fees paid by an authorized participant, the Fund may bear such costs, which will decrease the Fund’s net asset value.

T-REX 2X LONG AMSC DAILY TARGET ETF | Tax Risk Member
Prospectus [Line Items]
Risk [Text Block]
Tax Risk. In order to qualify for the special tax treatment accorded a regulated investment company (“RIC”) and its shareholders, the Fund must derive at least 90% of its gross income for each taxable year from “qualifying income,” meet certain asset diversification tests at the end of each taxable quarter, and meet annual distribution requirements. The Fund’s pursuit of its investment strategy will potentially be limited by the Fund’s intention to qualify for such treatment and could adversely affect the Fund’s ability to so qualify. The Fund may make certain investments, the treatment of which for these purposes is unclear. If, in any year, the Fund were to fail to qualify for the special tax treatment accorded a RIC and its shareholders, and were ineligible to or were not to cure such failure, the Fund would be taxed in the same manner as an ordinary corporation subject to U.S. federal income tax on all its income at the fund level. The resulting taxes could substantially reduce the Fund’s net assets and the amount of income available for distribution. In addition, in order to requalify for taxation as a RIC, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions. Please see the section entitled “Taxes” in the Statement of Additional Information for more information.

T-REX 2X LONG AMSC DAILY TARGET ETF | ETF Risks Member
Prospectus [Line Items]
Risk [Text Block]
ETF Risks. The Fund is an exchange-traded fund, and, as a result of an ETF’s structure, it is exposed to the following risks:

•Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

•Cash Redemption Risk. The Fund intends to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

•Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

•Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.
•Trading. Although Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares.

T-REX 2X LONG AMSC DAILY TARGET ETF | ETF Risks, Authorized Participants, Market Makers, And Liquidity Providers Limitation Risk Member
Prospectus [Line Items]
Risk [Text Block]	Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
T-REX 2X LONG AMSC DAILY TARGET ETF | ETF Risks, Cash Redemption Risk Member
Prospectus [Line Items]
Risk [Text Block]	Cash Redemption Risk. The Fund intends to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.
T-REX 2X LONG AMSC DAILY TARGET ETF | ETF Risks, Costs Of Buying Or Selling Shares Member
Prospectus [Line Items]
Risk [Text Block]	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.
T-REX 2X LONG AMSC DAILY TARGET ETF | New Fund Risk Member
Prospectus [Line Items]
Risk [Text Block]
New Fund Risk. As of the date of this prospectus, the Fund has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Fund’s market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

T-REX 2X LONG AMSC DAILY TARGET ETF | CIEN Investing Risk Member
Prospectus [Line Items]
Risk [Text Block]	Investing Risk. Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. AMSC common stock may perform differently from the market as a whole. In addition to the risks associated generally with investments in equity securities, AMSC faces risks unique to its operations developing and supplying power resiliency solutions, grid technologies, and advanced electrical systems, including products and services for renewable energy, utility, industrial, defense, and maritime applications. These risks include, among others, customer concentration, as revenues may depend on a limited number of large customers or projects; long sales and procurement cycles, particularly for utility, government, and defense-related contracts; project execution and integration risks, including delays, cost overruns, or performance issues; and competition from larger and better-capitalized energy technology and industrial companies.

AMSC’s operating results may be highly sensitive to capital spending trends in renewable energy, electric grid modernization, and defense infrastructure, as well as to government funding priorities, regulatory developments, and customer adoption of new technologies. Delays in project awards, customer deployment schedules, or regulatory approvals could materially adversely affect revenues and operating performance. AMSC is also subject to risks related to supply-chain disruptions, manufacturing and component availability, intellectual property protection, and technological obsolescence. In addition, AMSC may face risks associated with international operations and geopolitical developments, including trade restrictions, export controls, and currency fluctuations. The trading price of AMSC has been and may continue to be highly volatile, reflecting the company’s evolving growth profile, dependence on large contracts, exposure to government and infrastructure spending trends, and investor sentiment toward clean energy and advanced technology issuers.

T-REX 2X LONG AMSC DAILY TARGET ETF | Industrials Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]
Industrials Sector Risk. The Fund’s assets will be concentrated in the industrials sector, which means the Fund will be more affected by the performance of the industrials sector than a fund that is more diversified. Industrial companies are affected by supply and demand both for their specific product or service and for industrials sector products in general. Government regulation, world events, exchange rates and economic conditions, technological developments and liabilities for environmental damage and general civil liabilities will likewise affect the performance of these companies. Transportation securities, a component of the industrials sector, are cyclical and have occasional sharp price movements which may result from changes in the economy, fuel prices, labor agreements and insurance costs.

T-REX 2X LONG AMSC DAILY TARGET ETF | Industry Concentration Risk, Communication Equipment Industry Risk Member
Prospectus [Line Items]
Risk [Text Block]	Specialty Industrial Machinery Industry Risk. The specialty industrial machinery industry is inherently sensitive to fluctuations in global economic conditions, as demand is closely tied to capital investment cycles across a range of end-user sectors, including automotive, aerospace, energy, construction, and advanced manufacturing. During economic downturns, businesses in these sectors typically reduce or defer capital expenditures, leading to a contraction in orders for specialized machinery. This cyclicality can result in significant revenue volatility across the industry. Additionally, shifts in interest rates, commodity prices, or government infrastructure spending can either accelerate or suppress demand, creating forecasting challenges and operational risk for machinery manufacturers and suppliers.
T-REX 2X LONG AMSC DAILY TARGET ETF | ETF Risks, Shares May Trade At Prices Other Than NAV Member
Prospectus [Line Items]
Risk [Text Block]	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.
T-REX 2X LONG AMSC DAILY TARGET ETF | ETF Risks, Trading Member
Prospectus [Line Items]
Risk [Text Block]	Trading. Although Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares.
T-REX 2X LONG AMSC DAILY TARGET ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund may not achieve its leveraged investment objective and there is a risk that you could lose all of your money invested in the Fund.
T-REX 2X LONG AMSC DAILY TARGET ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversification Risk. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended. This means it has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers or in financial instruments with a single counterparty or a few counterparties. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer or the credit of a single counterparty and make the Fund more susceptible to risks associated with a single economic, political, or regulatory occurrence than a diversified fund.

T-REX 2X LONG BB DAILY TARGET ETF | Effects Of Compounding And Market Volatility Risk Member
Prospectus [Line Items]
Risk [Text Block]
Effects of Compounding and Market Volatility Risk. The Fund has a daily leveraged investment objective and the Fund’s performance for periods greater than a trading day will be the result of each day's returns compounded over the period, which is very likely to differ from 200% of BB’s performance, before fees and expenses. Compounding affects all investments, but has a more significant impact on funds that are leveraged and that rebalance daily and becomes more pronounced as volatility and holding periods increase. The impact of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of BB during the shareholder’s holding period of an investment in the Fund.

The chart below provides examples of how BB volatility and its return could affect the Fund’s performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) BB volatility; b) BB performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) dividends or interest paid with respect to BB. The chart below illustrates the impact of two principal factors – volatility and performance – on Fund performance. The chart shows estimated Fund returns for a number of combinations of BB volatility and BB performance over a one-year period. Performance shown in the chart assumes that: (i) no dividends were paid with respect to BB; (ii) there were no Fund expenses; and (iii) borrowing/lending rates (to obtain leveraged exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be different than those shown. Particularly during periods of higher volatility, compounding will cause results for periods longer than a trading day to vary from 200% of the performance of BB.

During periods of higher BB volatility, the volatility of BB may affect the Fund’s return as much as, or more than, the return of BB. The impact of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of BB during a shareholder’s holding period of an investment in the Fund.

As shown in the chart below, the Fund would be expected to lose 6.1% if BB provided no return over a one-year period during which BB experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if BB’s return is flat. For instance, if BB’s annualized volatility is 100%, the Fund would be expected to lose 63.2% of its value, even if the cumulative return for the year was 0%. Areas shaded red (or dark gray) represent those scenarios where the Fund can be expected to return less than 200% of the performance of BB and those shaded green (or light gray) represent those scenarios where the Fund can be expected to return more than 200% of the performance of BB. The table below is not a representation of the Fund’s actual returns, which may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in “Daily Correlation Risk” below.

One Year	200% One Year	Volatility Rate
Return	Return	10%	25%	50%	75%	100%
-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%
-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%
-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%
-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%
0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%
10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%
20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%
30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%
40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%
50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%
60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%

BB’s annualized historical daily volatility rate for the five-year period ended December 31, 2025 was 68.63%. BB’s annualized daily volatility rates were as follows:

2021    102.18%
2022    56.14%
2023    57.61%
2024    60.42%
2025    54.48%

BB’s annualized performance for the five-year period ended December 31, 2025 was -10.58%. Historical volatility and performance are not indications of what BB volatility and performance will be in the future. BB’s stock price may be more volatile, and may fluctuate more than the market. By way of example, currently, the 52-week high stock price for BB is $13.59 on July 1, 2026 and the 52-week low stock price for BB is $3.12, which occurred on March 30, 2026. BB’s 52-week high and low stock price may change significantly over a short period of time.
For information regarding the effects of volatility and performance on the long-term performance of the Fund, see “Additional Information About Investment Techniques and Policies.”

T-REX 2X LONG BB DAILY TARGET ETF | Leverage Risk Member
Prospectus [Line Items]
Risk [Text Block]
Leverage Risk. The Fund obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are adverse to its investment objective than a fund that does not utilize leverage. An investment in the Fund is exposed to the risk that a decline in the daily performance of BB will be magnified. This means that an investment in the Fund will be reduced by an amount equal to 2% for every 1% daily decline in BB, not including the costs of financing leverage and other operating expenses, which would further reduce its value. The Fund could theoretically lose an amount greater than its net assets in the event of a security decline of more than 50%. This would result in a total loss of a shareholder’s investment in one day even if BB subsequently moves in the opposite direction and eliminates all or a portion of its earlier daily change. A total loss may occur in a single day even if BB does not lose all of its value. Leverage will also have the effect of magnifying any differences in the Fund’s correlation with BB and may increase the volatility of the Fund.

To the extent that the instruments utilized by the Fund are thinly traded or have a limited market, the Fund may be unable to meet its investment objective due to a lack of available investments or counterparties. During such periods, the Fund’s ability to issue additional Creation Units may be adversely affected. As a result, the Fund’s shares could trade at a premium or discount to their net asset value and/or the bid-ask spread of the Fund’s shares could widen. Under such circumstances, the Fund may increase its transaction fee, change its investment objective by, for example, seeking to track an alternative security, reduce its leverage or close. In such circumstances, the Fund’s investment adviser will consult with counsel to the Trust and its Board of Trustees, and if determined to be necessary, the Fund will amend and/or supplement the prospectus as promptly as feasible under the circumstances to include appropriate disclosures.
T-REX 2X LONG BB DAILY TARGET ETF | Derivatives Risk Member
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. Investing in derivatives may be considered aggressive and may expose the Fund to greater risks, and may result in larger losses or smaller gains, than investing directly in the reference assets underlying those derivatives, which may prevent the Fund from achieving its investment objective.

The Fund expects to use swap agreements to achieve its investment objective. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other investments, including risk related to the market, leverage, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty, liquidity, valuation, and legal restrictions. The performance of a derivative may not track the performance of its reference asset, including due to fees and other costs associated with it. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of the amount initially invested. As a result, the value of an investment in the Fund may change quickly and without warning. Additionally, any financing, borrowing or other costs associated with using derivatives may also have the effect of lowering the Fund’s return. Such costs may increase as interest rates rise.

Swap Agreements. Swap agreements are entered into with financial institutions for a specified period which may range from one day to more than one year. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a reference asset. Swap agreements are generally traded over-the-counter, and therefore, may not receive as much regulatory protection as exchange-traded instruments, which may expose investors to significant losses.

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivatives portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy and the Fund may not achieve its investment objective. To the extent that the Fund exceeds the level of value at risk for an extended period, the Fund may amend and/or supplement its prospectus as promptly as feasible under the particular circumstances to include appropriate adjustments to its investment strategy and if necessary, the Fund’s name.

Call Options. The use of call options involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which is affected by fiscal and monetary policies and by national and international politics, changes in the actual or implied volatility or the reference asset, and the time remaining until the expiration of the option contract and economic events. The values of the options contracts in which the Fund invests are substantially influenced by the value of the underlying instrument. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to expiry, the value of an option generally does not increase or decrease at the same rate as the underlying instrument. There may at times be an imperfect correlation between the movement in values of options contracts and the reference asset, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. As the options contracts are exercised or expire the Fund may enter into new options contracts, a practice referred to as rolling.

FLEX Options. The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. The value of the FLEX Options prior to the expiration date may vary because of related factors other than the value of the reference asset. Factors that may influence the value of the FLEX Options, other than gains or losses in the reference asset, may include interest rate changes, changing supply and demand, decreased liquidity of the FLEX Options, and changing volatility levels of the reference asset. FLEX Options are listed on an exchange; however, it is not guaranteed that a liquid secondary trading market will exist. In the event that trading in the FLEX Options is limited or absent, the value of the FLEX Options may decrease.

T-REX 2X LONG BB DAILY TARGET ETF | Counterparty Risk Member
Prospectus [Line Items]
Risk [Text Block]
Counterparty Risk. A counterparty may be unwilling or unable to make timely payments to meet its contractual obligations or may fail to return holdings that are subject to the agreement with the counterparty. If the counterparty or its affiliate becomes insolvent, bankrupt or defaults on its payment obligations to the Fund, the value of an investment held by the Fund may decline. Additionally, if any collateral posted by the counterparty for the benefit of the Fund is insufficient or there are delays in the Fund’s ability to access such collateral, the Fund may not be able to achieve its leveraged investment objective.

In addition, the Fund may enter into swap agreements with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective. The risk of a limited number of counterparties may be, and historically has been, particularly accentuated during times of significant market volatility. During times of significant market volatility, the costs to enter into the swaps that the Fund utilizes may increase significantly, which may negatively impact the Fund’s returns. While the objective of the Fund is to seek daily investment results, before fees and expenses, of 200% of the daily performance of BB, it is important for investors to understand that significant increases in the costs of entering into the swaps may negatively impact investment results after fees and expenses.

T-REX 2X LONG BB DAILY TARGET ETF | Rebalancing Risk Member
Prospectus [Line Items]
Risk [Text Block]
Rebalancing Risk. If for any reason the Fund is unable to rebalance all or a part of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with its investment objective. In these instances, the Fund may have investment exposure to BB that is significantly greater or significantly less than its stated multiple. The Fund may be more exposed to leverage risk than if it had been properly rebalanced and may not achieve its investment objective, leading to significantly greater losses or reduced gains.

T-REX 2X LONG BB DAILY TARGET ETF | Intra-Day Investment Risk Member
Prospectus [Line Items]
Risk [Text Block]
Intra-Day Investment Risk. The Fund seeks leveraged investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the value of BB at the market close on the first trading day and the value of BB at the time of purchase. If BB gains value, the Fund’s net assets will rise by the same amount as the Fund’s exposure. Conversely, if BB declines, the Fund’s net assets will decline by the same amount as the Fund’s exposure. Thus, an investor that purchases shares intra-day may experience performance that is greater than, or less than, the Fund’s stated multiple of BB.

If there is a significant intra-day market event and/or the securities experience a significant change in value, the Fund may not meet its investment objective, may not be able to rebalance its portfolio appropriately, or may experience significant premiums or discounts, or widened bid-ask spreads. Additionally, the Fund may close to purchases and sales of shares (“Shares”) prior to the close of trading on the Exchange and incur significant losses.

T-REX 2X LONG BB DAILY TARGET ETF | Daily Correlation Risk Member
Prospectus [Line Items]
Risk [Text Block]
Daily Correlation Risk. There is no guarantee that the Fund will achieve a high degree of correlation to BB and therefore achieve its daily leveraged investment objective. The Fund’s exposure to BB is impacted by BB’s movement. Because of this, it is unlikely that the Fund will be perfectly exposed to BB at the end of each day. The possibility of the Fund being materially over- or under-exposed to BB increases on days when BB is volatile near the close of the trading day. Market disruptions, regulatory restrictions and high volatility will also adversely affect the Fund’s ability to adjust exposure to the required levels.

The Fund may have difficulty achieving its daily leveraged investment objective for many reasons, including fees, expenses, transaction costs, financing costs related to the use of derivatives, accounting standards and their application to income items, disruptions, illiquid or high volatility in the markets for the securities or financial instruments in which the Fund invests, early and unanticipated closings of the markets on which the holdings of the Fund trade, resulting in the inability of the Fund to execute intended portfolio transactions, regulatory and tax considerations, which may cause the Fund to hold (or not to hold) BB. The Fund may take or refrain from taking positions in order to improve tax efficiency, comply with regulatory restrictions, or for other reasons, each of which may negatively affect the Fund’s desired correlation with BB. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to BB. Additionally, the Fund’s underlying investments and/or reference assets may trade on markets that may not be open on the same day as the Fund, which may cause a difference between the changes in the daily performance of the Fund and changes in the performance of BB. Any of these factors could decrease the correlation between the performance of the Fund and BB and may hinder the Fund’s ability to meet its daily leveraged investment objective on or around that day.

T-REX 2X LONG BB DAILY TARGET ETF | Market Risk Member
Prospectus [Line Items]
Risk [Text Block]
Market Risk. The Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, general market liquidity, exchange trading suspensions and closures, and public health risks. The Fund is subject to the risk that geopolitical events will disrupt markets and adversely affect global economies, markets, and exchanges. Local, regional, or global events such as war, acts of terrorism, natural disasters, the spread of infectious illness or other public health issues, conflicts and social unrest or other events could have a significant impact on the Fund, its investments, and the Fund’s ability to achieve its investment objective.

T-REX 2X LONG BB DAILY TARGET ETF | Indirect Investment Risk Member
Prospectus [Line Items]
Risk [Text Block]
Indirect Investment Risk. BB is not affiliated with the Trust, the Adviser, or any affiliates thereof and is not involved with this offering in any way, and has no obligation to consider the Fund in taking any corporate actions that might affect the value of the Fund. Neither the Trust, the Fund nor any affiliate is responsible for the performance of BB and make no representation as to the performance of BB. Investing in the Fund is not equivalent to investing in BB. Fund shareholders will not have voting rights or rights to receive dividends or other distributions or any other rights with respect to BB.

T-REX 2X LONG BB DAILY TARGET ETF | Underlying Security Investing Risk Member
Prospectus [Line Items]
Risk [Text Block]	Underlying Security Investing Risk. Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.
T-REX 2X LONG BB DAILY TARGET ETF | Regulatory Risk Member
Prospectus [Line Items]
Risk [Text Block]
Regulatory Risk. The Fund is subject to the risk that a change in U.S. law and related regulations will impact the way a Fund operates, increase the particular costs of the Fund's operations and/or change the competitive landscape. Additional legislative or regulatory changes could occur that may materially and adversely affect the Fund.

T-REX 2X LONG BB DAILY TARGET ETF | Technology Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]
Technology Sector Risk.    The market prices of technology-related securities tend to exhibit a greater degree of market risk and sharp price fluctuations than other types of securities. These securities may fall in and out of favor with investors rapidly, which may cause sudden selling and dramatically lower market prices. Technology securities may be affected by intense competition, obsolescence of existing technology, general economic conditions and government regulation and may have limited product lines, markets, financial resources, or personnel. Technology companies may experience dramatic and often unpredictable changes in growth rates and competition for qualified personnel. These companies are also heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely impact a company’s profitability. A small number of companies represent a large portion of the technology industry. In addition, a rising interest rate environment tends to negatively affect technology companies, those technology companies seeking to finance expansion would have increased borrowing costs, which may negatively impact earnings. Technology companies having high market valuations may appear less attractive to investors, which may cause sharp decreases in their market prices.

T-REX 2X LONG BB DAILY TARGET ETF | Industry Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]
Industry Concentration Risk. The Fund will be concentrated in the industry to which BB is assigned (i.e., hold more than 25% of its total assets in investments that provide exposure to the industry to which BB is assigned). A portfolio concentrated in a particular industry may present more risks than a portfolio broadly diversified over several industries. As of the date of this prospectus, BB is assigned to the software - infrastructure industry.

•Software - Infrastructure Industry Risk. Investments in software infrastructure companies are subject to the risks associated with the software and technology sectors generally, including rapid technological change, product obsolescence, cybersecurity threats, evolving industry standards, and intense competition. Such companies may experience significant fluctuations in operating results due to changing demand for cloud computing, data management, networking, cybersecurity, and enterprise software solutions. Software infrastructure companies may also be highly dependent on intellectual property rights, key personnel, strategic partnerships, and continued innovation. In addition, these companies may face risks related to regulatory developments, data privacy requirements, service disruptions, and customer concentration. Securities of software infrastructure companies may be more volatile than the broader market and may be particularly sensitive to market expectations regarding growth, profitability, and interest rates.

T-REX 2X LONG BB DAILY TARGET ETF | Fixed Income Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Fixed Income Securities Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.
T-REX 2X LONG BB DAILY TARGET ETF | Money Market Instrument Risk Member
Prospectus [Line Items]
Risk [Text Block]
Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Money market funds may be subject to credit risk with respect to the debt instruments in which they invest. Depository accounts may be subject to credit risk with respect to the financial institution in which the depository account is held. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments may lose money.

T-REX 2X LONG BB DAILY TARGET ETF | Liquidity Risk Member
Prospectus [Line Items]
Risk [Text Block]
Liquidity Risk. Holdings of the Fund may be difficult to buy or sell or may be illiquid, particularly during times of market turmoil. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to buy or sell an illiquid security or derivative instrument at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions may prevent the Fund from limiting losses, realizing gains, or achieving a high correlation with BB. There is no assurance that a security or derivative instrument that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund. To the extent that BB value increases or decreases significantly, the Fund may be one of many market participants that are attempting to transact in the BB. Under such circumstances, the market for BB may lack sufficient liquidity for all market participants' trades. Therefore, the Fund may have more difficulty transacting in the securities or financial instruments and the Fund's transactions could exacerbate the price changes of BB and may impact the ability of the Fund to achieve its investment objective.

In certain cases, the market for BB and/or Fund may lack sufficient liquidity for all market participants' trades. Therefore, the Fund may have difficulty transacting in it and/or in correlated investments, such as swap contracts. Further, the Fund's transactions could exacerbate illiquidity and volatility in the price of BB and correlated derivative instruments.

T-REX 2X LONG BB DAILY TARGET ETF | Early Close/Trading Halt Risk Member
Prospectus [Line Items]
Risk [Text Block]
Early Close/Trading Halt Risk. Although an underlying security’s shares are listed for trading on an exchange, there can be no assurance that an active trading market for such shares will be available at all times. An exchange or market may close or issue trading halts on specific securities or financial instruments, including the shares of the Fund. Under such circumstances, the ability to buy or sell certain portfolio securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell investments for its portfolio, may disrupt the Fund’s creation/redemption process, and may temporarily prevent investors from buying and selling shares of the Fund. In addition, the Fund may be unable to accurately price its investments, may fail to achieve performance that is correlated with BB and may incur substantial losses. If there is a significant intra-day market event and/or BB experiences a significant price increase or decrease, the Fund may not meet its investment objective or rebalance its portfolio appropriately. Additionally, the Fund may close to purchases and sales of Shares prior to the close of regular trading on the exchange and incur significant losses.

T-REX 2X LONG BB DAILY TARGET ETF | Equity Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Equity Securities Risk. Publicly issued equity securities, including common stocks, are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests, and/or has exposure to, will cause the net asset value of the Fund to fluctuate. The Fund’s direct investments in common stock of BB does not provide leveraged exposure to BB and, as a result, if the Fund invests directly in common stock of BB to a greater extent, the Fund may not achieve its 200% daily investment objective.

T-REX 2X LONG BB DAILY TARGET ETF | Cash Transaction Risk Member
Prospectus [Line Items]
Risk [Text Block]
Cash Transaction Risk. The Fund intends to effect creations and redemptions for cash rather than for in-kind securities. As a result, the Fund may not be tax efficient and may incur brokerage costs related to buying and selling securities to achieve its investment objective thus incurring additional expenses than if it had effected creations and redemptions in kind. To the extent that such costs are not offset by transaction fees paid by an authorized participant, the Fund may bear such costs, which will decrease the Fund’s net asset value.

T-REX 2X LONG BB DAILY TARGET ETF | Tax Risk Member
Prospectus [Line Items]
Risk [Text Block]
Tax Risk. In order to qualify for the special tax treatment accorded a regulated investment company (“RIC”) and its shareholders, the Fund must derive at least 90% of its gross income for each taxable year from “qualifying income,”
meet certain asset diversification tests at the end of each taxable quarter, and meet annual distribution requirements. The Fund’s pursuit of its investment strategy will potentially be limited by the Fund’s intention to qualify for such treatment and could adversely affect the Fund’s ability to so qualify. The Fund may make certain investments, the treatment of which for these purposes is unclear. If, in any year, the Fund were to fail to qualify for the special tax treatment accorded a RIC and its shareholders, and were ineligible to or were not to cure such failure, the Fund would be taxed in the same manner as an ordinary corporation subject to U.S. federal income tax on all its income at the fund level. The resulting taxes could substantially reduce the Fund’s net assets and the amount of income available for distribution. In addition, in order to requalify for taxation as a RIC, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions. Please see the section entitled “Taxes” in the Statement of Additional Information for more information.

T-REX 2X LONG BB DAILY TARGET ETF | ETF Risks Member
Prospectus [Line Items]
Risk [Text Block]
ETF Risks. The Fund is an exchange-traded fund, and, as a result of an ETF’s structure, it is exposed to the following risks:

•Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

•Cash Redemption Risk. The Fund intends to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

•Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

•Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

•Trading. Although Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares.

T-REX 2X LONG BB DAILY TARGET ETF | ETF Risks, Authorized Participants, Market Makers, And Liquidity Providers Limitation Risk Member
Prospectus [Line Items]
Risk [Text Block]	Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
T-REX 2X LONG BB DAILY TARGET ETF | ETF Risks, Cash Redemption Risk Member
Prospectus [Line Items]
Risk [Text Block]	Cash Redemption Risk. The Fund intends to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.
T-REX 2X LONG BB DAILY TARGET ETF | ETF Risks, Costs Of Buying Or Selling Shares Member
Prospectus [Line Items]
Risk [Text Block]	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.
T-REX 2X LONG BB DAILY TARGET ETF | ETF Risks, Shares May Trade At Prices Other Than NAV Risk Member
Prospectus [Line Items]
Risk [Text Block]	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.
T-REX 2X LONG BB DAILY TARGET ETF | New Fund Risk Member
Prospectus [Line Items]
Risk [Text Block]
New Fund Risk. As of the date of this prospectus, the Fund has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Fund’s market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

T-REX 2X LONG BB DAILY TARGET ETF | ETF Risks, Trading Member
Prospectus [Line Items]
Risk [Text Block]	Trading. Although Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares.
T-REX 2X LONG BB DAILY TARGET ETF | BB Investing Risk Member
Prospectus [Line Items]
Risk [Text Block]
BB Investing Risk. Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. BB common stock may perform differently from the market as a whole. In addition to the risks associated generally with investments in equity securities, BB faces risks unique to its operations in providing cybersecurity software, endpoint management solutions, and embedded software platforms, including technologies used in automotive, industrial, and mission-critical applications. These risks include, among others, competition from larger and better-capitalized cybersecurity and software providers; the ability to develop, commercialize, and maintain competitive software platforms and security solutions; customer concentration and enterprise spending trends; and dependence on strategic partnerships, licensing arrangements, and long-term customer adoption cycles, particularly in automotive and embedded systems markets.

BB’s operating results may be highly sensitive to the timing of customer deployments, software renewals, automotive production cycles, and adoption of connected vehicle technologies, including demand for the company’s QNX platform and related products. Delays in customer programs, reduced enterprise technology spending, or slower-than-expected adoption of cybersecurity or embedded software solutions could materially adversely affect revenues and profitability. BB is also subject to risks related to cybersecurity threats, intellectual property protection, technological obsolescence, and software reliability, as well as risks associated with integrating acquisitions or transitioning business strategies. BB may face risks associated with international operations, including regulatory requirements, data privacy laws, export controls, and geopolitical developments. The trading price of BB has been and may continue to be highly volatile, reflecting changes in technology market conditions, cybersecurity trends, investor sentiment toward software and turnaround-oriented issuers, and expectations regarding the company’s strategic execution and long-term growth prospects.

T-REX 2X LONG BB DAILY TARGET ETF | Industry Concentration Risk, Software - Infrastructure Industry Risk Member
Prospectus [Line Items]
Risk [Text Block]	Software - Infrastructure Industry Risk. Investments in software infrastructure companies are subject to the risks associated with the software and technology sectors generally, including rapid technological change, product obsolescence, cybersecurity threats, evolving industry standards, and intense competition. Such companies may experience significant fluctuations in operating results due to changing demand for cloud computing, data management, networking, cybersecurity, and enterprise software solutions. Software infrastructure companies may also be highly dependent on intellectual property rights, key personnel, strategic partnerships, and continued innovation. In addition, these companies may face risks related to regulatory developments, data privacy requirements, service disruptions, and customer concentration. Securities of software infrastructure companies may be more volatile than the broader market and may be particularly sensitive to market expectations regarding growth, profitability, and interest rates.
T-REX 2X LONG BB DAILY TARGET ETF | Mid-Capitalization Company Risk Member
Prospectus [Line Items]
Risk [Text Block]
Mid-Capitalization Company Risk. Mid-capitalization companies may have limited financial resources, narrower product lines, and less diversified markets than larger, more established companies. While mid-cap companies often have greater growth potential than large-cap firms, they may also be more sensitive to changing market conditions, competitive pressures, and economic downturns. Their securities may experience greater price volatility and may be less liquid than those of large-cap companies, which could affect their market value and investment returns.

T-REX 2X LONG BB DAILY TARGET ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	nd may not achieve its leveraged investment objective and there is a risk that you could lose all of your money invested in the Fund.
T-REX 2X LONG BB DAILY TARGET ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversification Risk. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended. This means it has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers or in financial instruments with a single counterparty or a few counterparties. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer or the credit of a single counterparty and make the Fund more susceptible to risks associated with a single economic, political, or regulatory occurrence than a diversified fund.

T-REX 2X LONG FLEX DAILY TARGET ETF | Effects Of Compounding And Market Volatility Risk Member
Prospectus [Line Items]
Risk [Text Block]
Effects of Compounding and Market Volatility Risk. The Fund has a daily leveraged investment objective and the Fund’s performance for periods greater than a trading day will be the result of each day's returns compounded over the period, which is very likely to differ from 200% of FLEX’s performance, before fees and expenses. Compounding affects all investments, but has a more significant impact on funds that are leveraged and that rebalance daily and becomes more pronounced as volatility and holding periods increase. The impact of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of FLEX during the shareholder’s holding period of an investment in the Fund.

The chart below provides examples of how FLEX volatility and its return could affect the Fund’s performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) FLEX volatility; b) FLEX performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) dividends or interest paid with respect to FLEX. The chart below illustrates the impact of two principal factors – volatility and performance – on Fund performance. The chart shows estimated Fund returns for a number of combinations of FLEX volatility and FLEX performance over a one-year period. Performance shown in the chart assumes that: (i) no dividends were paid with respect to FLEX; (ii) there were no Fund expenses; and (iii) borrowing/lending rates (to obtain leveraged exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be different than those shown. Particularly during periods of higher volatility, compounding will cause results for periods longer than a trading day to vary from 200% of the performance of FLEX.

During periods of higher FLEX volatility, the volatility of FLEX may affect the Fund’s return as much as, or more than, the return of FLEX. The impact of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of FLEX during a shareholder’s holding period of an investment in the Fund.

As shown in the chart below, the Fund would be expected to lose 6.1% if FLEX provided no return over a one-year period during which FLEX experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if FLEX’s return is flat. For instance, if FLEX’s annualized volatility is 100%, the Fund would be expected to lose 63.2% of its value, even if the cumulative return for the year was 0%. Areas shaded red (or dark gray) represent those scenarios where the Fund can be expected to return less than 200% of the performance of FLEX and those shaded green (or light gray) represent those scenarios where the Fund can be expected to return more than 200% of the performance of FLEX. The table below is not a representation of the Fund’s actual returns, which may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in “Daily Correlation Risk” below.

One Year	200% One Year	Volatility Rate
Return	Return	10%	25%	50%	75%	100%
-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%
-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%
-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%
-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%
0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%
10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%
20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%
30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%
40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%
50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%
60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%

FLEX’s annualized historical daily volatility rate for the five-year period ended December 31, 2025 was 38.06%. FLEX’s annualized daily volatility rates were as follows:

2021    35.42%
2022    39.74%
2023    30.34%
2024    37.18%
2025    46.05%

FLEX’s annualized performance for the five-year period ended December 31, 2025 was 35.78%. Historical volatility and performance are not indications of what FLEX volatility and performance will be in the future. FLEX’s stock price may be more volatile, and may fluctuate more than the market. By way of example, currently, the 52-week high stock price for FLEX is $166.86 on June 3, 2026 and the 52-week low stock price for FLEX is $47.83, which occurred on August 20, 2025. FLEX’s 52-week high and low stock price may change significantly over a short period of time.
For information regarding the effects of volatility and performance on the long-term performance of the Fund, see “Additional Information About Investment Techniques and Policies.”

T-REX 2X LONG FLEX DAILY TARGET ETF | Leverage Risk Member
Prospectus [Line Items]
Risk [Text Block]
Leverage Risk. The Fund obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are adverse to its investment objective than a fund that does not utilize leverage. An investment in the Fund is exposed to the risk that a decline in the daily performance of FLEX will be magnified. This means that an investment in the Fund will be reduced by an amount equal to 2% for every 1% daily decline in FLEX, not including the costs of financing leverage and other operating expenses, which would further reduce its value. The Fund could theoretically lose an amount greater than its net assets in the event of a security decline of more than 50%. This would result in a total loss of a shareholder’s investment in one day even if FLEX subsequently moves in the opposite direction and eliminates all or a portion of its earlier daily change. A total loss may occur in a single day even if FLEX does not lose all of its value. Leverage will also have the effect of magnifying any differences in the Fund’s correlation with FLEX and may increase the volatility of the Fund.

To the extent that the instruments utilized by the Fund are thinly traded or have a limited market, the Fund may be unable to meet its investment objective due to a lack of available investments or counterparties. During such periods, the Fund’s ability to issue additional Creation Units may be adversely affected. As a result, the Fund’s shares could trade at a premium or discount to their net asset value and/or the bid-ask spread of the Fund’s shares could widen. Under such circumstances, the Fund may increase its transaction fee, change its investment objective by, for example, seeking to track an alternative security, reduce its leverage or close. In such circumstances, the Fund’s investment adviser will consult with counsel to the Trust and its Board of Trustees, and if determined to be necessary, the Fund will amend and/or supplement the prospectus as promptly as feasible under the circumstances to include appropriate disclosures.
T-REX 2X LONG FLEX DAILY TARGET ETF | Derivatives Risk Member
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. Investing in derivatives may be considered aggressive and may expose the Fund to greater risks, and may result in larger losses or smaller gains, than investing directly in the reference assets underlying those derivatives, which may prevent the Fund from achieving its investment objective.

The Fund expects to use swap agreements to achieve its investment objective. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other investments, including risk related to the market, leverage, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty, liquidity, valuation, and legal restrictions. The performance of a derivative may not track the performance of its reference asset, including due to fees and other costs associated with it. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of the amount initially invested. As a result, the value of an investment in the Fund may change quickly and without warning. Additionally, any financing, borrowing or other costs associated with using derivatives may also have the effect of lowering the Fund’s return. Such costs may increase as interest rates rise.

Swap Agreements. Swap agreements are entered into with financial institutions for a specified period which may range from one day to more than one year. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a reference asset. Swap agreements are generally traded over-the-counter, and therefore, may not receive as much regulatory protection as exchange-traded instruments, which may expose investors to significant losses.

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivatives portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy and the Fund may not achieve its investment objective. To the extent that the Fund exceeds the level of value at risk for an extended period, the Fund may amend and/or supplement its prospectus as promptly as feasible under the particular circumstances to include appropriate adjustments to its investment strategy and if necessary, the Fund’s name.

Call Options. The use of call options involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which is affected by fiscal and monetary policies and by national and international politics, changes in the actual or implied volatility or the reference asset, and the time remaining until the expiration of the option contract and economic events. The values of the options contracts in which the Fund invests are substantially influenced by the value of the underlying instrument. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to expiry, the value of an option generally does not increase or decrease at the same rate as the underlying instrument. There may at times be an imperfect correlation between the movement in values of options contracts and the reference asset, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. As the options contracts are exercised or expire the Fund may enter into new options contracts, a practice referred to as rolling.

FLEX Options. The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. The value of the FLEX Options prior to the expiration date may vary because of related factors other than the value of the reference asset. Factors that may influence the value of the FLEX Options, other than gains or losses in the reference asset, may include interest rate changes, changing supply and demand, decreased liquidity of the FLEX Options, and changing volatility levels of the reference asset. FLEX Options are listed on an exchange; however, it is not guaranteed that a liquid secondary trading market will exist. In the event that trading in the FLEX Options is limited or absent, the value of the FLEX Options may decrease.

T-REX 2X LONG FLEX DAILY TARGET ETF | Counterparty Risk Member
Prospectus [Line Items]
Risk [Text Block]
Counterparty Risk. A counterparty may be unwilling or unable to make timely payments to meet its contractual obligations or may fail to return holdings that are subject to the agreement with the counterparty. If the counterparty or its affiliate becomes insolvent, bankrupt or defaults on its payment obligations to the Fund, the value of an investment held by the Fund may decline. Additionally, if any collateral posted by the counterparty for the benefit of the Fund is insufficient or there are delays in the Fund’s ability to access such collateral, the Fund may not be able to achieve its leveraged investment objective.

In addition, the Fund may enter into swap agreements with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective. The risk of a limited number of counterparties may be, and historically has been, particularly accentuated during times of significant market volatility. During times of significant market volatility, the costs to enter into the swaps that the Fund utilizes may increase significantly, which may negatively impact the Fund’s returns. While the objective of the Fund is to seek daily investment results, before fees and expenses, of 200% of the daily performance of FLEX, it is important for investors to understand that significant increases in the costs of entering into the swaps may negatively impact investment results after fees and expenses.

T-REX 2X LONG FLEX DAILY TARGET ETF | Rebalancing Risk Member
Prospectus [Line Items]
Risk [Text Block]
Rebalancing Risk. If for any reason the Fund is unable to rebalance all or a part of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with its investment objective. In these instances, the Fund may have investment exposure to FLEX that is significantly greater or significantly less than its stated multiple. The Fund may be more exposed to leverage risk than if it had been properly rebalanced and may not achieve its investment objective, leading to significantly greater losses or reduced gains.

T-REX 2X LONG FLEX DAILY TARGET ETF | Intra-Day Investment Risk Member
Prospectus [Line Items]
Risk [Text Block]
Intra-Day Investment Risk. The Fund seeks leveraged investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the value of FLEX at the market close on the first trading day and the value of FLEX at the time of purchase. If FLEX gains value, the Fund’s net assets will rise by the same amount as the Fund’s exposure. Conversely, if FLEX declines, the Fund’s net assets will decline by the same amount as the Fund’s exposure. Thus, an investor that purchases shares intra-day may experience performance that is greater than, or less than, the Fund’s stated multiple of FLEX.

If there is a significant intra-day market event and/or the securities experience a significant change in value, the Fund may not meet its investment objective, may not be able to rebalance its portfolio appropriately, or may experience significant premiums or discounts, or widened bid-ask spreads. Additionally, the Fund may close to purchases and sales of shares (“Shares”) prior to the close of trading on the Exchange and incur significant losses.

T-REX 2X LONG FLEX DAILY TARGET ETF | Daily Correlation Risk Member
Prospectus [Line Items]
Risk [Text Block]
Daily Correlation Risk. There is no guarantee that the Fund will achieve a high degree of correlation to FLEX and therefore achieve its daily leveraged investment objective. The Fund’s exposure to FLEX is impacted by FLEX’s movement. Because of this, it is unlikely that the Fund will be perfectly exposed to FLEX at the end of each day. The possibility of the Fund being materially over- or under-exposed to FLEX increases on days when FLEX is volatile near the close of the trading day. Market disruptions, regulatory restrictions and high volatility will also adversely affect the Fund’s ability to adjust exposure to the required levels.

The Fund may have difficulty achieving its daily leveraged investment objective for many reasons, including fees, expenses, transaction costs, financing costs related to the use of derivatives, accounting standards and their application to income items, disruptions, illiquid or high volatility in the markets for the securities or financial instruments in which the Fund invests, early and unanticipated closings of the markets on which the holdings of the Fund trade, resulting in the inability of the Fund to execute intended portfolio transactions, regulatory and tax considerations, which may cause the Fund to hold (or not to hold) FLEX. The Fund may take or refrain from taking positions in order to improve tax efficiency, comply with regulatory restrictions, or for other reasons, each of which may negatively affect the Fund’s desired correlation with FLEX. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to FLEX. Additionally, the Fund’s underlying investments and/or reference assets may trade on markets that may not be open on the same day as the Fund, which may cause a difference between the changes in the daily performance of the Fund and changes in the performance of FLEX. Any of these factors could decrease the correlation between the performance of the Fund and FLEX and may hinder the Fund’s ability to meet its daily leveraged investment objective on or around that day.

T-REX 2X LONG FLEX DAILY TARGET ETF | Market Risk Member
Prospectus [Line Items]
Risk [Text Block]
Market Risk. The Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, general market liquidity, exchange trading suspensions and closures, and public health risks. The Fund is subject to the risk that geopolitical events will disrupt markets and adversely affect global economies, markets, and exchanges. Local, regional, or global events such as war, acts of terrorism, natural disasters, the spread of infectious illness or other public health issues, conflicts and social unrest or other events could have a significant impact on the Fund, its investments, and the Fund’s ability to achieve its investment objective.

T-REX 2X LONG FLEX DAILY TARGET ETF | Indirect Investment Risk Member
Prospectus [Line Items]
Risk [Text Block]
Indirect Investment Risk. FLEX is not affiliated with the Trust, the Adviser, or any affiliates thereof and is not involved with this offering in any way, and has no obligation to consider the Fund in taking any corporate actions that might affect the value of the Fund. Neither the Trust, the Fund nor any affiliate is responsible for the performance of FLEX and make no representation as to the performance of FLEX. Investing in the Fund is not equivalent to investing in FLEX. Fund shareholders will not have voting rights or rights to receive dividends or other distributions or any other rights with respect to FLEX.

T-REX 2X LONG FLEX DAILY TARGET ETF | Underlying Security Investing Risk Member
Prospectus [Line Items]
Risk [Text Block]	Underlying Security Investing Risk. Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.
T-REX 2X LONG FLEX DAILY TARGET ETF | Regulatory Risk Member
Prospectus [Line Items]
Risk [Text Block]
Regulatory Risk. The Fund is subject to the risk that a change in U.S. law and related regulations will impact the way a Fund operates, increase the particular costs of the Fund's operations and/or change the competitive landscape. Additional legislative or regulatory changes could occur that may materially and adversely affect the Fund.

T-REX 2X LONG FLEX DAILY TARGET ETF | Technology Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]
Technology Sector Risk.    The market prices of technology-related securities tend to exhibit a greater degree of market risk and sharp price fluctuations than other types of securities. These securities may fall in and out of favor with investors rapidly, which may cause sudden selling and dramatically lower market prices. Technology securities may be affected by intense competition, obsolescence of existing technology, general economic conditions and government regulation and may have limited product lines, markets, financial resources, or personnel. Technology companies may experience dramatic and often unpredictable changes in growth rates and competition for qualified personnel. These companies are also heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely impact a company’s profitability. A small number of companies represent a large portion of the technology industry. In addition, a rising interest rate environment tends to negatively affect technology companies, those technology companies seeking to finance expansion would have increased borrowing costs, which may negatively impact earnings. Technology companies having high market valuations may appear less attractive to investors, which may cause sharp decreases in their market prices.

T-REX 2X LONG FLEX DAILY TARGET ETF | Industry Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]
Industry Concentration Risk. The Fund will be concentrated in the industry to which FLEX is assigned (i.e., hold more than 25% of its total assets in investments that provide exposure to the industry to which FLEX is assigned). A portfolio concentrated in a particular industry may present more risks than a portfolio broadly diversified over several industries. As of the date of this prospectus, FLEX is assigned to the electronic components industry.

•Electronic Components Industry Risk. The electronic components industry is highly competitive and influenced by rapid technological change, cyclical demand, and global supply chain dependencies. Businesses in this industry face risks from fluctuating raw material prices, shortages of critical inputs such as semiconductors and rare earth elements, and reliance on contract manufacturers or overseas suppliers. The industry is also subject to evolving regulatory requirements, including trade restrictions, export controls, and environmental standards, which may increase costs or limit market access. Additionally, shifts in consumer demand, intense pricing pressure, and the risk of product obsolescence due to fast-paced innovation can adversely impact profitability. Any of these factors could materially affect the performance and stability of companies in the industry.

T-REX 2X LONG FLEX DAILY TARGET ETF | Fixed Income Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Fixed Income Securities Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.
T-REX 2X LONG FLEX DAILY TARGET ETF | Money Market Instrument Risk Member
Prospectus [Line Items]
Risk [Text Block]
Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Money market funds may be subject to credit risk with respect to the debt instruments in which they invest. Depository accounts may be subject to credit risk with respect to the financial institution in which the depository account is held. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments may lose money.

T-REX 2X LONG FLEX DAILY TARGET ETF | Liquidity Risk Member
Prospectus [Line Items]
Risk [Text Block]
Liquidity Risk. Holdings of the Fund may be difficult to buy or sell or may be illiquid, particularly during times of market turmoil. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to buy or sell an illiquid security or derivative instrument at an unfavorable time or price, the Fund may be adversely impacted.
Certain market conditions or restrictions may prevent the Fund from limiting losses, realizing gains, or achieving a high correlation with FLEX. There is no assurance that a security or derivative instrument that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund. To the extent that FLEX value increases or decreases significantly, the Fund may be one of many market participants that are attempting to transact in the FLEX. Under such circumstances, the market for FLEX may lack sufficient liquidity for all market participants' trades. Therefore, the Fund may have more difficulty transacting in the securities or financial instruments and the Fund's transactions could exacerbate the price changes of FLEX and may impact the ability of the Fund to achieve its investment objective.

In certain cases, the market for FLEX and/or Fund may lack sufficient liquidity for all market participants' trades. Therefore, the Fund may have difficulty transacting in it and/or in correlated investments, such as swap contracts. Further, the Fund's transactions could exacerbate illiquidity and volatility in the price of FLEX and correlated derivative instruments.

T-REX 2X LONG FLEX DAILY TARGET ETF | Early Close/Trading Halt Risk Member
Prospectus [Line Items]
Risk [Text Block]
Early Close/Trading Halt Risk. Although an underlying security’s shares are listed for trading on an exchange, there can be no assurance that an active trading market for such shares will be available at all times. An exchange or market may close or issue trading halts on specific securities or financial instruments, including the shares of the Fund. Under such circumstances, the ability to buy or sell certain portfolio securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell investments for its portfolio, may disrupt the Fund’s creation/redemption process, and may temporarily prevent investors from buying and selling shares of the Fund. In addition, the Fund may be unable to accurately price its investments, may fail to achieve performance that is correlated with FLEX and may incur substantial losses. If there is a significant intra-day market event and/or FLEX experiences a significant price increase or decrease, the Fund may not meet its investment objective or rebalance its portfolio appropriately. Additionally, the Fund may close to purchases and sales of Shares prior to the close of regular trading on the exchange and incur significant losses.

T-REX 2X LONG FLEX DAILY TARGET ETF | Equity Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Equity Securities Risk. Publicly issued equity securities, including common stocks, are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests, and/or has exposure to, will cause the net asset value of the Fund to fluctuate. The Fund’s direct investments in common stock of FLEX does not provide leveraged exposure to FLEX and, as a result, if the Fund invests directly in common stock of FLEX to a greater extent, the Fund may not achieve its 200% daily investment objective.

T-REX 2X LONG FLEX DAILY TARGET ETF | Cash Transaction Risk Member
Prospectus [Line Items]
Risk [Text Block]
Cash Transaction Risk. The Fund intends to effect creations and redemptions for cash rather than for in-kind securities. As a result, the Fund may not be tax efficient and may incur brokerage costs related to buying and selling securities to achieve its investment objective thus incurring additional expenses than if it had effected creations and redemptions in kind. To the extent that such costs are not offset by transaction fees paid by an authorized participant, the Fund may bear such costs, which will decrease the Fund’s net asset value.

T-REX 2X LONG FLEX DAILY TARGET ETF | Tax Risk Member
Prospectus [Line Items]
Risk [Text Block]
Tax Risk. In order to qualify for the special tax treatment accorded a regulated investment company (“RIC”) and its shareholders, the Fund must derive at least 90% of its gross income for each taxable year from “qualifying income,” meet certain asset diversification tests at the end of each taxable quarter, and meet annual distribution requirements. The Fund’s pursuit of its investment strategy will potentially be limited by the Fund’s intention to qualify for such treatment and could adversely affect the Fund’s ability to so qualify. The Fund may make certain investments, the treatment of which for these purposes is unclear. If, in any year, the Fund were to fail to qualify for the special tax treatment accorded a RIC and its shareholders, and were ineligible to or were not to cure such failure, the Fund would be taxed in the same manner as an ordinary corporation subject to U.S. federal income tax on all its income at the fund level. The resulting taxes could substantially reduce the Fund’s net assets and the amount of income available for distribution. In addition, in order to requalify for taxation as a RIC, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions. Please see the section entitled “Taxes” in the Statement of Additional Information for more information.

T-REX 2X LONG FLEX DAILY TARGET ETF | ETF Risks Member
Prospectus [Line Items]
Risk [Text Block]
ETF Risks. The Fund is an exchange-traded fund, and, as a result of an ETF’s structure, it is exposed to the following risks:

•Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

•Cash Redemption Risk. The Fund intends to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

•Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

•Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

•Trading. Although Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares.

T-REX 2X LONG FLEX DAILY TARGET ETF | ETF Risks, Authorized Participants, Market Makers, And Liquidity Providers Limitation Risk Member
Prospectus [Line Items]
Risk [Text Block]	Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
T-REX 2X LONG FLEX DAILY TARGET ETF | ETF Risks, Cash Redemption Risk Member
Prospectus [Line Items]
Risk [Text Block]	Cash Redemption Risk. The Fund intends to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.
T-REX 2X LONG FLEX DAILY TARGET ETF | ETF Risks, Costs Of Buying Or Selling Shares Member
Prospectus [Line Items]
Risk [Text Block]	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.
T-REX 2X LONG FLEX DAILY TARGET ETF | ETF Risks, Shares May Trade At Prices Other Than NAV Risk Member
Prospectus [Line Items]
Risk [Text Block]	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.
T-REX 2X LONG FLEX DAILY TARGET ETF | New Fund Risk Member
Prospectus [Line Items]
Risk [Text Block]
New Fund Risk. As of the date of this prospectus, the Fund has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Fund’s market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

T-REX 2X LONG FLEX DAILY TARGET ETF | ETF Risks, Trading Member
Prospectus [Line Items]
Risk [Text Block]	Trading. Although Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares.
T-REX 2X LONG FLEX DAILY TARGET ETF | FLEX Investing Risk Member
Prospectus [Line Items]
Risk [Text Block]
FLEX Investing Risk. Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. FLEX common stock may perform differently from the market as a whole. In addition to the risks associated generally with investments in equity securities, FLEX faces risks unique to its operations in providing advanced manufacturing, supply chain, design, and engineering services to customers across multiple industries, including cloud computing, communications, automotive, healthcare, industrial, and consumer technologies. These risks include, among others, customer concentration, as a significant portion of revenues may be derived from a limited number of large customers; dependence on customer product cycles and capital spending trends; pricing pressure and margin compression associated with contract manufacturing services; and competition from other global manufacturing and supply-chain providers.

FLEX’s operating results may be highly sensitive to global supply-chain conditions, including component shortages, logistics disruptions, tariffs, trade restrictions, labor availability, and fluctuations in raw material and transportation costs. The company may also face risks related to inventory management, manufacturing execution, and operational disruptions, including disruptions caused by natural disasters, geopolitical events, cybersecurity incidents, or public health crises. Because FLEX operates globally, the company is exposed to international and geopolitical risks, including changes in trade policy, export controls, sanctions, taxation, labor regulations, and currency exchange rates. A substantial portion of the company’s operations and supply chain may be concentrated in jurisdictions subject to heightened geopolitical or regulatory risk. The trading price of FLEX has been and may continue to be volatile, reflecting cyclical demand conditions, customer spending patterns, supply-chain developments, macroeconomic conditions, and investor sentiment toward technology manufacturing and industrial issuers.

T-REX 2X LONG FLEX DAILY TARGET ETF | Industry Concentration Risk, Electronic Components Industry Risk Member
Prospectus [Line Items]
Risk [Text Block]	Electronic Components Industry Risk. The electronic components industry is highly competitive and influenced by rapid technological change, cyclical demand, and global supply chain dependencies. Businesses in this industry face risks from fluctuating raw material prices, shortages of critical inputs such as semiconductors and rare earth elements, and reliance on contract manufacturers or overseas suppliers. The industry is also subject to evolving regulatory requirements, including trade restrictions, export controls, and environmental standards, which may increase costs or limit market access. Additionally, shifts in consumer demand, intense pricing pressure, and the risk of product obsolescence due to fast-paced innovation can adversely impact profitability. Any of these factors could materially affect the performance and stability of companies in the industry.
T-REX 2X LONG FLEX DAILY TARGET ETF | Large-Capitalization Company Risk Member
Prospectus [Line Items]
Risk [Text Block]
Large-Capitalization Company Risk. Large-capitalization companies typically have significant financial resources, extensive product lines and broad markets for their goods and/or services. However, they may be less able to adapt to changing market conditions or to respond quickly to competitive challenges or to changes in business, product, financial, or market conditions and may not be able to maintain growth at rates that may be achieved by well-managed smaller and mid-size companies, which may affect the companies’ returns.

T-REX 2X LONG FLEX DAILY TARGET ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund may not achieve its leveraged investment objective and there is a risk that you could lose all of your money invested in the Fund.
T-REX 2X LONG FLEX DAILY TARGET ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversification Risk. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended. This means it has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers or in financial instruments with a single counterparty or a few counterparties. This may increase the
Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer or the credit of a single counterparty and make the Fund more susceptible to risks associated with a single economic, political, or regulatory occurrence than a diversified fund.

T-REX 2X LONG GRAB DAILY TARGET ETF | Effects Of Compounding And Market Volatility Risk Member
Prospectus [Line Items]
Risk [Text Block]
Effects of Compounding and Market Volatility Risk. The Fund has a daily leveraged investment objective and the Fund’s performance for periods greater than a trading day will be the result of each day's returns compounded over the period, which is very likely to differ from 200% of GRAB’s performance, before fees and expenses. Compounding affects all investments, but has a more significant impact on funds that are leveraged and that rebalance daily and becomes more pronounced as volatility and holding periods increase. The impact of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of GRAB during the shareholder’s holding period of an investment in the Fund.

The chart below provides examples of how GRAB volatility and its return could affect the Fund’s performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) GRAB volatility; b) GRAB performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) dividends or interest paid with respect to GRAB. The chart below illustrates the impact of two principal factors – volatility and performance – on Fund performance. The chart shows estimated Fund returns for a number of combinations of GRAB volatility and GRAB performance over a one-year period. Performance shown in the chart assumes that: (i) no dividends were paid with respect to GRAB; (ii) there were no Fund expenses; and (iii) borrowing/lending rates (to obtain leveraged exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be different than those shown. Particularly during periods of higher volatility, compounding will cause results for periods longer than a trading day to vary from 200% of the performance of GRAB.

During periods of higher GRAB volatility, the volatility of GRAB may affect the Fund’s return as much as, or more than, the return of GRAB. The impact of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of GRAB during a shareholder’s holding period of an investment in the Fund.

As shown in the chart below, the Fund would be expected to lose 6.1% if GRAB provided no return over a one-year period during which GRAB experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if GRAB’s return is flat. For instance, if GRAB’s annualized volatility is 100%, the Fund would be expected to lose 63.2% of its value, even if the cumulative return for the year was 0%. Areas shaded red (or dark gray) represent those scenarios where the Fund can be expected to return less than 200% of the performance of GRAB and those shaded green (or light gray) represent those scenarios where the Fund can be expected to return more than 200% of the performance of GRAB. The table below is not a representation of the Fund’s actual returns, which may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in “Daily Correlation Risk” below.

One Year	200% One Year	Volatility Rate
Return	Return	10%	25%	50%	75%	100%
-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%
-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%
-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%
-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%
0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%
10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%
20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%
30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%
40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%
50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%
60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%

GRAB’s annualized historical daily volatility rate for the five-year period ended December 31, 2025 was 62.50%. GRAB’s annualized daily volatility rates were as follows:

2021    69.76%
2022    93.13%
2023    46.65%
2024    34.99%
2025    51.30%

GRAB’s annualized performance for the five-year period ended December 31, 2025 was -17.24%. Historical volatility and performance are not indications of what GRAB volatility and performance will be in the future. GRAB’s stock price may be more volatile, and may fluctuate more than the market. By way of example, currently, the 52-week high stock price for GRAB is $6.62 on September 23, 2025 and the 52-week low stock price for GRAB is $3.18, which occurred on June 11, 2026. GRAB’s 52-week high and low stock price may change significantly over a short period of time.
For information regarding the effects of volatility and performance on the long-term performance of the Fund, see “Additional Information About Investment Techniques and Policies.”

T-REX 2X LONG GRAB DAILY TARGET ETF | Leverage Risk Member
Prospectus [Line Items]
Risk [Text Block]
Leverage Risk. The Fund obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are adverse to its investment objective than a fund that does not utilize leverage. An investment in the Fund is exposed to the risk that a decline in the daily performance of GRAB will be magnified. This means that an investment in the Fund will be reduced by an amount equal to 2% for every 1% daily decline in GRAB, not including the costs of financing leverage and other operating expenses, which would further reduce its value. The Fund could theoretically lose an amount greater than its net assets in the event of a security decline of more than 50%. This would result in a total loss of a shareholder’s investment in one day even if GRAB subsequently moves in the opposite direction and eliminates all or a portion of its earlier daily change. A total loss may occur in a single day even if GRAB does not lose all of its value. Leverage will also have the effect of magnifying any differences in the Fund’s correlation with GRAB and may increase the volatility of the Fund.

To the extent that the instruments utilized by the Fund are thinly traded or have a limited market, the Fund may be unable to meet its investment objective due to a lack of available investments or counterparties. During such periods, the Fund’s ability to issue additional Creation Units may be adversely affected. As a result, the Fund’s shares could trade at a premium or discount to their net asset value and/or the bid-ask spread of the Fund’s shares could widen. Under such circumstances, the Fund may increase its transaction fee, change its investment objective by, for example, seeking to track an alternative security, reduce its leverage or close. In such circumstances, the Fund’s investment adviser will consult with counsel to the Trust and its Board of Trustees, and if determined to be necessary, the Fund will amend and/or supplement the prospectus as promptly as feasible under the circumstances to include appropriate disclosures.
T-REX 2X LONG GRAB DAILY TARGET ETF | Derivatives Risk Member
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. Investing in derivatives may be considered aggressive and may expose the Fund to greater risks, and may result in larger losses or smaller gains, than investing directly in the reference assets underlying those derivatives, which may prevent the Fund from achieving its investment objective.

The Fund expects to use swap agreements to achieve its investment objective. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other investments, including risk related to the market, leverage, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty, liquidity, valuation, and legal restrictions. The performance of a derivative may not track the performance of its reference asset, including due to fees and other costs associated with it. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of the amount initially invested. As a result, the value of an investment in the Fund may change quickly and without warning. Additionally, any financing, borrowing or other costs associated with using derivatives may also have the effect of lowering the Fund’s return. Such costs may increase as interest rates rise.

Swap Agreements. Swap agreements are entered into with financial institutions for a specified period which may range from one day to more than one year. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a reference asset. Swap agreements are generally traded over-the-counter, and therefore, may not receive as much regulatory protection as exchange-traded instruments, which may expose investors to significant losses.

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivatives portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy and the Fund may not achieve its investment objective. To the extent that the Fund exceeds the level of value at risk for an extended period, the Fund may amend and/or supplement its prospectus as promptly as feasible under the particular circumstances to include appropriate adjustments to its investment strategy and if necessary, the Fund’s name.

Call Options. The use of call options involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which is affected by fiscal and monetary policies and by national and international politics, changes in the actual or implied volatility or the reference asset, and the time remaining until the expiration of the option contract and economic events. The values of the options contracts in which the Fund invests are substantially influenced by the value of the underlying instrument. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to expiry, the value of an option generally does not increase or decrease at the same rate as the underlying instrument. There may at times be an imperfect correlation between the movement in values of options contracts and the reference asset, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. As the options contracts are exercised or expire the Fund may enter into new options contracts, a practice referred to as rolling.

FLEX Options. The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. The value of the FLEX Options prior to the expiration date may vary because of related factors other than the value of the reference asset. Factors that may influence the value of the FLEX Options, other than gains or losses in the reference asset, may include interest rate changes, changing supply and demand, decreased liquidity of the FLEX Options, and changing volatility levels of the reference asset. FLEX Options are listed on an exchange; however, it is not guaranteed that a liquid secondary trading market will exist. In the event that trading in the FLEX Options is limited or absent, the value of the FLEX Options may decrease.

T-REX 2X LONG GRAB DAILY TARGET ETF | Counterparty Risk Member
Prospectus [Line Items]
Risk [Text Block]
Counterparty Risk. A counterparty may be unwilling or unable to make timely payments to meet its contractual obligations or may fail to return holdings that are subject to the agreement with the counterparty. If the counterparty or its affiliate becomes insolvent, bankrupt or defaults on its payment obligations to the Fund, the value of an investment held by the Fund may decline. Additionally, if any collateral posted by the counterparty for the benefit of the Fund is insufficient or there are delays in the Fund’s ability to access such collateral, the Fund may not be able to achieve its leveraged investment objective.

In addition, the Fund may enter into swap agreements with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective. The risk of a limited number of counterparties may be, and historically has been, particularly accentuated during times of significant market volatility. During times of significant market volatility, the costs to enter into the swaps that the Fund utilizes may increase significantly, which may negatively impact the Fund’s returns. While the objective of the Fund is to seek daily investment results, before fees and expenses, of 200% of the daily performance of GRAB, it is important for investors to understand that significant increases in the costs of entering into the swaps may negatively impact investment results after fees and expenses.

T-REX 2X LONG GRAB DAILY TARGET ETF | Rebalancing Risk Member
Prospectus [Line Items]
Risk [Text Block]
Rebalancing Risk. If for any reason the Fund is unable to rebalance all or a part of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with its investment objective. In these instances, the Fund may have investment exposure to GRAB that is significantly greater or significantly less than its stated multiple. The Fund may be more exposed to leverage risk than if it had been properly rebalanced and may not achieve its investment objective, leading to significantly greater losses or reduced gains.

T-REX 2X LONG GRAB DAILY TARGET ETF | Intra-Day Investment Risk Member
Prospectus [Line Items]
Risk [Text Block]
Intra-Day Investment Risk. The Fund seeks leveraged investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the value of GRAB at the market close on the first trading day and the value of GRAB at the time of purchase. If GRAB gains value, the Fund’s net assets will rise by the same amount as the Fund’s exposure. Conversely, if GRAB declines, the Fund’s net assets will decline by the same amount as the Fund’s exposure. Thus, an investor that purchases shares intra-day may experience performance that is greater than, or less than, the Fund’s stated multiple of GRAB.

If there is a significant intra-day market event and/or the securities experience a significant change in value, the Fund may not meet its investment objective, may not be able to rebalance its portfolio appropriately, or may experience significant premiums or discounts, or widened bid-ask spreads. Additionally, the Fund may close to purchases and sales of shares (“Shares”) prior to the close of trading on the Exchange and incur significant losses.

T-REX 2X LONG GRAB DAILY TARGET ETF | Daily Correlation Risk Member
Prospectus [Line Items]
Risk [Text Block]
Daily Correlation Risk. There is no guarantee that the Fund will achieve a high degree of correlation to GRAB and therefore achieve its daily leveraged investment objective. The Fund’s exposure to GRAB is impacted by GRAB’s movement. Because of this, it is unlikely that the Fund will be perfectly exposed to GRAB at the end of each day. The possibility of the Fund being materially over- or under-exposed to GRAB increases on days when GRAB is volatile near the close of the trading day. Market disruptions, regulatory restrictions and high volatility will also adversely affect the Fund’s ability to adjust exposure to the required levels.

The Fund may have difficulty achieving its daily leveraged investment objective for many reasons, including fees, expenses, transaction costs, financing costs related to the use of derivatives, accounting standards and their application to income items, disruptions, illiquid or high volatility in the markets for the securities or financial instruments in which the Fund invests, early and unanticipated closings of the markets on which the holdings of the Fund trade, resulting in the inability of the Fund to execute intended portfolio transactions, regulatory and tax considerations, which may cause the Fund to hold (or not to hold) GRAB. The Fund may take or refrain from taking positions in order to improve tax efficiency, comply with regulatory restrictions, or for other reasons, each of which may negatively affect the Fund’s desired correlation with GRAB. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to GRAB. Additionally, the Fund’s underlying investments and/or reference assets may trade on markets that may not be open on the same day as the Fund, which may cause a difference between the changes in the daily performance of the Fund and changes in the performance of GRAB. Any of these factors could decrease the correlation between the performance of the Fund and GRAB and may hinder the Fund’s ability to meet its daily leveraged investment objective on or around that day.

T-REX 2X LONG GRAB DAILY TARGET ETF | Market Risk Member
Prospectus [Line Items]
Risk [Text Block]
Market Risk. The Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, general market liquidity, exchange trading suspensions and closures, and public health risks. The Fund is subject to the risk that geopolitical events will disrupt markets and adversely affect global economies, markets, and exchanges. Local, regional, or global events such as war, acts of terrorism, natural disasters, the spread of infectious illness or other public health issues, conflicts and social unrest or other events could have a significant impact on the Fund, its investments, and the Fund’s ability to achieve its investment objective.

T-REX 2X LONG GRAB DAILY TARGET ETF | Indirect Investment Risk Member
Prospectus [Line Items]
Risk [Text Block]
Indirect Investment Risk. GRAB is not affiliated with the Trust, the Adviser, or any affiliates thereof and is not involved with this offering in any way, and has no obligation to consider the Fund in taking any corporate actions that might affect the value of the Fund. Neither the Trust, the Fund nor any affiliate are responsible for the performance of GRAB and make no representation as to the performance of GRAB. Investing in the Fund is not equivalent to investing in GRAB. Fund shareholders will not have voting rights or rights to receive dividends or other distributions or any other rights with respect to GRAB.

T-REX 2X LONG GRAB DAILY TARGET ETF | Underlying Security Investing Risk Member
Prospectus [Line Items]
Risk [Text Block]	Underlying Security Investing Risk. Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.
T-REX 2X LONG GRAB DAILY TARGET ETF | Regulatory Risk Member
Prospectus [Line Items]
Risk [Text Block]
Regulatory Risk. The Fund is subject to the risk that a change in U.S. law and related regulations will impact the way a Fund operates, increase the particular costs of the Fund's operations and/or change the competitive landscape. Additional legislative or regulatory changes could occur that may materially and adversely affect the Fund.

T-REX 2X LONG GRAB DAILY TARGET ETF | Technology Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]
Technology Sector Risk.    The market prices of technology-related securities tend to exhibit a greater degree of market risk and sharp price fluctuations than other types of securities. These securities may fall in and out of favor with investors rapidly, which may cause sudden selling and dramatically lower market prices. Technology securities may be affected by intense competition, obsolescence of existing technology, general economic conditions and government regulation and may have limited product lines, markets, financial resources, or personnel. Technology companies may experience dramatic and often unpredictable changes in growth rates and competition for qualified personnel. These companies are also heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely impact a company’s profitability. A small number of companies represent a large portion of the technology industry. In addition, a rising interest rate environment tends to negatively affect technology companies, those technology companies seeking to finance expansion would have increased borrowing costs, which may negatively impact earnings. Technology companies having high market valuations may appear less attractive to investors, which may cause sharp decreases in their market prices.

T-REX 2X LONG GRAB DAILY TARGET ETF | Industry Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]
Industry Concentration Risk. The Fund will be concentrated in the industry to which GRAB is assigned (i.e., hold more than 25% of its total assets in investments that provide exposure to the industry to which GRAB is assigned). A portfolio concentrated in a particular industry may present more risks than a portfolio broadly diversified over several industries. As of the date of this prospectus, GRAB is assigned to the software - application industry.

•Software - Application Risk. Investments in software application companies are subject to the risks associated with the software and technology sectors generally, including rapid technological change, short product life cycles, evolving consumer and enterprise preferences, and intense competition. Software application companies may be adversely affected by the introduction of competing products or services, pricing pressures, and the inability to successfully develop, market, or maintain software offerings. These companies may also face risks related to cybersecurity incidents, data privacy and protection requirements, intellectual property disputes, service interruptions, and dependence on third-party platforms or distribution channels. In addition, software application companies may rely heavily on subscription-based or recurring revenue models, which may be impacted by customer retention rates and changes in spending patterns. Securities of software application companies may be more volatile than the broader market and may be particularly sensitive to market sentiment, growth expectations, and interest rate changes.

T-REX 2X LONG GRAB DAILY TARGET ETF | Fixed Income Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Fixed Income Securities Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.
T-REX 2X LONG GRAB DAILY TARGET ETF | Money Market Instrument Risk Member
Prospectus [Line Items]
Risk [Text Block]
Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Money market funds may be subject to credit risk with respect to the debt instruments in which they invest. Depository accounts may be subject to credit risk with respect to the financial institution in which the depository account is held. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments may lose money.

T-REX 2X LONG GRAB DAILY TARGET ETF | Liquidity Risk Member
Prospectus [Line Items]
Risk [Text Block]
Liquidity Risk. Holdings of the Fund may be difficult to buy or sell or may be illiquid, particularly during times of market turmoil. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to buy or sell an illiquid security or derivative instrument at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions may prevent the Fund from limiting losses, realizing gains, or achieving a high correlation with GRAB. There is no assurance that a security or derivative instrument that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund. To the extent that GRAB value increases or decreases significantly, the Fund may be one of many market participants that are attempting to transact in the GRAB. Under such circumstances, the market for GRAB may lack sufficient liquidity for all market participants' trades. Therefore, the Fund may have more difficulty transacting in the securities or financial instruments and the Fund's transactions could exacerbate the price changes of GRAB and may impact the ability of the Fund to achieve its investment objective.

In certain cases, the market for GRAB and/or Fund may lack sufficient liquidity for all market participants' trades. Therefore, the Fund may have difficulty transacting in it and/or in correlated investments, such as swap contracts. Further, the Fund's transactions could exacerbate illiquidity and volatility in the price of GRAB and correlated derivative instruments.

T-REX 2X LONG GRAB DAILY TARGET ETF | Early Close/Trading Halt Risk Member
Prospectus [Line Items]
Risk [Text Block]
Early Close/Trading Halt Risk. Although an underlying security’s shares are listed for trading on an exchange, there can be no assurance that an active trading market for such shares will be available at all times. An exchange or market may close or issue trading halts on specific securities or financial instruments, including the shares of the Fund. Under such circumstances, the ability to buy or sell certain portfolio securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell investments for its portfolio, may disrupt the Fund’s creation/redemption process, and may temporarily prevent investors from buying and selling shares of the Fund. In addition, the Fund may be unable to accurately price its investments, may fail to achieve performance that is correlated with GRAB and may incur substantial losses. If there is a significant intra-day market event and/or GRAB experiences a significant price increase or decrease, the Fund may not meet its investment objective or rebalance its portfolio appropriately. Additionally, the Fund may close to purchases and sales of Shares prior to the close of regular trading on the exchange and incur significant losses.

T-REX 2X LONG GRAB DAILY TARGET ETF | Equity Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Equity Securities Risk. Publicly issued equity securities, including common stocks, are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests, and/or has exposure to, will cause the net asset value of the Fund to fluctuate. The Fund’s direct investments in Class A ordinary shares of GRAB does not provide leveraged exposure to GRAB and, as a result, if the Fund invests directly in Class A ordinary shares of GRAB to a greater extent, the Fund may not achieve its 200% daily investment objective.

T-REX 2X LONG GRAB DAILY TARGET ETF | Cash Transaction Risk Member
Prospectus [Line Items]
Risk [Text Block]
Cash Transaction Risk. The Fund intends to effect creations and redemptions for cash rather than for in-kind securities. As a result, the Fund may not be tax efficient and may incur brokerage costs related to buying and selling securities to achieve its investment objective thus incurring additional expenses than if it had effected creations and redemptions in kind. To the extent that such costs are not offset by transaction fees paid by an authorized participant, the Fund may bear such costs, which will decrease the Fund’s net asset value.

T-REX 2X LONG GRAB DAILY TARGET ETF | Tax Risk Member
Prospectus [Line Items]
Risk [Text Block]
Tax Risk. In order to qualify for the special tax treatment accorded a regulated investment company (“RIC”) and its shareholders, the Fund must derive at least 90% of its gross income for each taxable year from “qualifying income,” meet certain asset diversification tests at the end of each taxable quarter, and meet annual distribution requirements. The Fund’s pursuit of its investment strategy will potentially be limited by the Fund’s intention to qualify for such treatment and could adversely affect the Fund’s ability to so qualify. The Fund may make certain investments, the treatment of which for these purposes is unclear. If, in any year, the Fund were to fail to qualify for the special tax treatment accorded a RIC and its shareholders, and were ineligible to or were not to cure such failure, the Fund would be taxed in the same manner as an ordinary corporation subject to U.S. federal income tax on all its income at the fund level. The resulting taxes could substantially reduce the Fund’s net assets and the amount of income available for distribution. In addition, in order to requalify for taxation as a RIC, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions. Please see the section entitled “Taxes” in the Statement of Additional Information for more information.

T-REX 2X LONG GRAB DAILY TARGET ETF | ETF Risks Member
Prospectus [Line Items]
Risk [Text Block]
ETF Risks. The Fund is an exchange-traded fund, and, as a result of an ETF’s structure, it is exposed to the following risks:
•Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

•Cash Redemption Risk. The Fund intends to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

•Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

•Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

•Trading. Although Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares.

T-REX 2X LONG GRAB DAILY TARGET ETF | ETF Risks, Authorized Participants, Market Makers, And Liquidity Providers Limitation Risk Member
Prospectus [Line Items]
Risk [Text Block]	Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
T-REX 2X LONG GRAB DAILY TARGET ETF | ETF Risks, Cash Redemption Risk Member
Prospectus [Line Items]
Risk [Text Block]	Cash Redemption Risk. The Fund intends to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.
T-REX 2X LONG GRAB DAILY TARGET ETF | ETF Risks, Costs Of Buying Or Selling Shares Member
Prospectus [Line Items]
Risk [Text Block]	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.
T-REX 2X LONG GRAB DAILY TARGET ETF | New Fund Risk Member
Prospectus [Line Items]
Risk [Text Block]
New Fund Risk. As of the date of this prospectus, the Fund has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Fund’s market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

T-REX 2X LONG GRAB DAILY TARGET ETF | ETF Risks, Shares May Trade At Prices Other Than NAV Member
Prospectus [Line Items]
Risk [Text Block]	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.
T-REX 2X LONG GRAB DAILY TARGET ETF | ETF Risks, Trading Member
Prospectus [Line Items]
Risk [Text Block]	Trading. Although Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares.
T-REX 2X LONG GRAB DAILY TARGET ETF | Large-Capitalization Company Risk Member
Prospectus [Line Items]
Risk [Text Block]
Large-Capitalization Company Risk. Large-capitalization companies typically have significant financial resources, extensive product lines and broad markets for their goods and/or services. However, they may be less able to adapt to changing market conditions or to respond quickly to competitive challenges or to changes in business, product, financial, or market conditions and may not be able to maintain growth at rates that may be achieved by well-managed smaller and mid-size companies, which may affect the companies’ returns.

T-REX 2X LONG GRAB DAILY TARGET ETF | GRAB Investing Risk Member
Prospectus [Line Items]
Risk [Text Block]
GRAB Investing Risk. Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. GRAB Class A ordinary shares may perform differently from the market as a whole. In addition to the risks associated generally with investments in equity securities, GRAB faces risks unique to its operations offering mobility, delivery, digital financial services, and related technology solutions on a super-app platform, primarily in Southeast Asia. GRAB operates in a highly competitive and rapidly evolving technology and consumer services markets, which increases business, financial, and execution risk. These risks include, among others, competition from regional and global technology platforms, including ride-hailing, food delivery, and fintech providers; dependence on continued user growth and engagement across multiple services; pricing and incentive pressure, including driver, merchant, and consumer incentives that may affect profitability; and the ability to successfully integrate and expand its digital financial services offerings.

GRAB’s operating results may be highly sensitive to macroeconomic conditions, consumer spending trends, and mobility and delivery demand, as well as to fuel prices, labor availability, and regulatory developments affecting gig economy platforms. Changes in regulations governing driver classification, licensing, pricing, data privacy, payments, or digital banking could materially adversely affect the company’s operations and growth prospects. GRAB is also subject to risks related to cybersecurity, data protection, platform reliability, fraud prevention, and payment processing, as well as risks associated with managing large-scale technology infrastructure and third-party service providers. GRAB may face increased compliance costs and operational complexity as it expands financial services and regulated business activities. Because GRAB operates primarily in Southeast Asia, the company is exposed to country-specific and geopolitical risks, including changes in economic conditions, political developments, currency fluctuations, trade policies, and regulatory frameworks across multiple jurisdictions. The trading price of GRAB has been and may continue to be highly volatile, reflecting investor sentiment toward technology and growth-oriented issuers, uncertainty regarding long-term profitability, competitive dynamics, and broader market and macroeconomic conditions.

T-REX 2X LONG GRAB DAILY TARGET ETF | Industry Concentration Risk, Software - Application Risk Member
Prospectus [Line Items]
Risk [Text Block]	Software - Application Risk. Investments in software application companies are subject to the risks associated with the software and technology sectors generally, including rapid technological change, short product life cycles, evolving consumer and enterprise preferences, and intense competition. Software application companies may be adversely affected by the introduction of competing products or services, pricing pressures, and the inability to successfully develop, market, or maintain software offerings. These companies may also face risks related to cybersecurity incidents, data privacy and protection requirements, intellectual property disputes, service interruptions, and dependence on third-party platforms or distribution channels. In addition, software application companies may rely heavily on subscription-based or recurring revenue models, which may be impacted by customer retention rates and changes in spending patterns. Securities of software application companies may be more volatile than the broader market and may be particularly sensitive to market sentiment, growth expectations, and interest rate changes.
T-REX 2X LONG GRAB DAILY TARGET ETF | Foreign Investing Risk Member
Prospectus [Line Items]
Risk [Text Block]
Foreign Investing Risk. Securities issued by entities organized, domiciled, or with a principal executive office outside the United States may involve certain special risk considerations that are not typically associated with investing in securities of U.S. companies. World events could adversely affect the value and/or liquidity of securities of foreign companies or foreign issuers, potentially in ways that differ from impacts to U.S. companies or issuers. Further, global economies and financial markets are becoming increasingly interconnected, which increases the possibility that conditions in one country or region could adversely impact a different country or region. In addition, with respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation or other adverse tax consequences, political or social instability, changes to laws and regulations or interpretations of laws and regulations, war, terrorism, nationalization, limitations on the removal of funds or other assets, or diplomatic developments that could affect U.S. investments in those countries. Additionally, the imposition of sanctions, exchange controls (including repatriation restrictions), confiscations, trade restrictions (including tariffs) and other government restrictions on the United States by a foreign country, or on a foreign country or issuer by the United States could adversely affect the value of securities issued by a non-U.S. company. Because foreign issuers are not generally subject to uniform accounting, auditing, and financial reporting standards and practices comparable to those applicable to U.S. issuers, there may be less publicly available information about certain foreign issuers than about U.S. issuers. The financial statements of the issuer of the Reference Asset are prepared in accordance with International Financial Reporting Standards (“IFRS”), as issued by the International Accounting Standards Board, which differs in certain respects from United States generally accepted accounting principles (“U.S. GAAP”) and practices prescribed by the SEC. Therefore, such financial statements may not be comparable to financial statements prepared in accordance with U.S. GAAP.

T-REX 2X LONG GRAB DAILY TARGET ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund may not achieve its leveraged investment objective and there is a risk that you could lose all of your money invested in the Fund.
T-REX 2X LONG GRAB DAILY TARGET ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversification Risk. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended. This means it has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers or in financial instruments with a single counterparty or a few counterparties. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer or the credit of a single counterparty and make the Fund more susceptible to risks associated with a single economic, political, or regulatory occurrence than a diversified fund.

T-REX 2X LONG LWLG DAILY TARGET ETF | Effects Of Compounding And Market Volatility Risk Member
Prospectus [Line Items]
Risk [Text Block]
Effects of Compounding and Market Volatility Risk. The Fund has a daily leveraged investment objective and the Fund’s performance for periods greater than a trading day will be the result of each day's returns compounded over the period, which is very likely to differ from 200% of LWLG’s performance, before fees and expenses. Compounding affects all investments, but has a more significant impact on funds that are leveraged and that rebalance daily and becomes more pronounced as volatility and holding periods increase. The impact of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of LWLG during the shareholder’s holding period of an investment in the Fund.

The chart below provides examples of how LWLG volatility and its return could affect the Fund’s performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) LWLG volatility; b) LWLG performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) dividends or interest paid with respect to LWLG. The chart below illustrates the impact of two principal factors – volatility and performance – on Fund performance. The chart shows estimated Fund returns for a number of combinations of LWLG volatility and LWLG performance over a one-year period. Performance shown in the chart assumes that: (i) no dividends were paid with respect to LWLG; (ii) there were no Fund expenses; and (iii) borrowing/lending rates (to obtain leveraged exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be different than those shown. Particularly during periods of higher volatility, compounding will cause results for periods longer than a trading day to vary from 200% of the performance of LWLG.

During periods of higher LWLG volatility, the volatility of LWLG may affect the Fund’s return as much as, or more than, the return of LWLG. The impact of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of LWLG during a shareholder’s holding period of an investment in the Fund.

As shown in the chart below, the Fund would be expected to lose 6.1% if LWLG provided no return over a one-year period during which LWLG experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if LWLG’s return is flat. For instance, if LWLG’s annualized volatility is 100%, the Fund would be expected to lose 63.2% of its value, even if the cumulative return for the year was 0%. Areas shaded red (or dark gray) represent those scenarios where the Fund can be expected to return less than 200% of the performance of LWLG and those shaded green (or light gray) represent those scenarios where the Fund can be expected to return more than 200% of the performance of LWLG. The table below is not a representation of the Fund’s actual returns, which may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in “Daily Correlation Risk” below.

One Year	200% One Year	Volatility Rate
Return	Return	10%	25%	50%	75%	100%
-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%
-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%
-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%
-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%
0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%
10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%
20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%
30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%
40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%
50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%
60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%

LWLG’s annualized historical daily volatility rate for the five-year period ended December 31, 2025 was 100.85%. LWLG’s annualized daily volatility rates were as follows:

2021    125.77%
2022    98.20%
2023    77.48%
2024    80.88%
2025    111.90%

LWLG’s annualized performance for the five-year period ended December 31, 2025 was 28.34%. Historical volatility and performance are not indications of what LWLG volatility and performance will be in the future. LWLG’s stock price may be more volatile, and may fluctuate more than the market. By way of example, currently, the 52-week high stock price for LWLG is $18.71 on May 13, 2026 and the 52-week low stock price for LWLG is $1.40, which occurred on July 15, 2025. LWLG’s 52-week high and low stock price may change significantly over a short period of time.
For information regarding the effects of volatility and performance on the long-term performance of the Fund, see “Additional Information About Investment Techniques and Policies.”

T-REX 2X LONG LWLG DAILY TARGET ETF | Leverage Risk Member
Prospectus [Line Items]
Risk [Text Block]
Leverage Risk. The Fund obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are adverse to its investment objective than a fund that does not utilize leverage. An investment in the Fund is exposed to the risk that a decline in the daily performance of LWLG will be magnified. This means that an investment in the Fund will be reduced by an amount equal to 2% for every 1% daily decline in LWLG, not including the costs of financing leverage and other operating expenses, which would further reduce its value. The Fund could theoretically lose an amount greater than its net assets in the event of a security decline of more than 50%. This would result in a total loss of a shareholder’s investment in one day even if LWLG subsequently moves in the opposite direction and eliminates all or a portion of its earlier daily change. A total loss may occur in a single day even if LWLG does not lose all of its value. Leverage will also have the effect of magnifying any differences in the Fund’s correlation with LWLG and may increase the volatility of the Fund.

To the extent that the instruments utilized by the Fund are thinly traded or have a limited market, the Fund may be unable to meet its investment objective due to a lack of available investments or counterparties. During such periods, the Fund’s ability to issue additional Creation Units may be adversely affected. As a result, the Fund’s shares could trade at a premium or discount to their net asset value and/or the bid-ask spread of the Fund’s shares could widen. Under such circumstances, the Fund may increase its transaction fee, change its investment objective by, for example, seeking to track an alternative security, reduce its leverage or close. In such circumstances, the Fund’s investment adviser will consult with counsel to the Trust and its Board of Trustees, and if determined to be necessary, the Fund will amend and/or supplement the prospectus as promptly as feasible under the circumstances to include appropriate disclosures.
T-REX 2X LONG LWLG DAILY TARGET ETF | Derivatives Risk Member
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. Investing in derivatives may be considered aggressive and may expose the Fund to greater risks, and may result in larger losses or smaller gains, than investing directly in the reference assets underlying those derivatives, which may prevent the Fund from achieving its investment objective.

The Fund expects to use swap agreements to achieve its investment objective. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other investments, including risk related to the market, leverage, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty, liquidity, valuation, and legal restrictions. The performance of a derivative may not track the performance of its reference asset, including due to fees and other costs associated with it. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of the amount initially invested. As a result, the value of an investment in the Fund may change quickly and without warning. Additionally, any financing, borrowing or other costs associated with using derivatives may also have the effect of lowering the Fund’s return. Such costs may increase as interest rates rise.

Swap Agreements. Swap agreements are entered into with financial institutions for a specified period which may range from one day to more than one year. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a reference asset. Swap agreements are generally traded over-the-counter, and therefore, may not receive as much regulatory protection as exchange-traded instruments, which may expose investors to significant losses.

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivatives portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy and the Fund may not achieve its investment objective. To the extent that the Fund exceeds the level of value at risk for an extended period, the Fund may amend and/or supplement its prospectus as promptly as feasible under the particular circumstances to include appropriate adjustments to its investment strategy and if necessary, the Fund’s name.

Call Options. The use of call options involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which is affected by fiscal and monetary policies and by national and international politics, changes in the actual or implied volatility or the reference asset, and the time remaining until the expiration of the option contract and economic events. The values of the options contracts in which the Fund invests are substantially influenced by the value of the underlying instrument. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to expiry, the value of an option generally does not increase or decrease at the same rate as the underlying instrument. There may at times be an imperfect correlation between the movement in values of options contracts and the reference asset, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. As the options contracts are exercised or expire the Fund may enter into new options contracts, a practice referred to as rolling.

FLEX Options. The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. The value of the FLEX Options prior to the expiration date may vary because of related factors other than the value of the reference asset. Factors that may influence the value of the FLEX Options, other than gains or losses in the reference asset, may include interest rate changes, changing supply and demand, decreased liquidity of the FLEX Options, and changing volatility levels of the reference asset. FLEX Options are listed on an exchange; however, it is not guaranteed that a liquid secondary trading market will exist. In the event that trading in the FLEX Options is limited or absent, the value of the FLEX Options may decrease.

T-REX 2X LONG LWLG DAILY TARGET ETF | Counterparty Risk Member
Prospectus [Line Items]
Risk [Text Block]
Counterparty Risk. A counterparty may be unwilling or unable to make timely payments to meet its contractual obligations or may fail to return holdings that are subject to the agreement with the counterparty. If the counterparty or its affiliate becomes insolvent, bankrupt or defaults on its payment obligations to the Fund, the value of an investment held by the Fund may decline. Additionally, if any collateral posted by the counterparty for the benefit of the Fund is insufficient or there are delays in the Fund’s ability to access such collateral, the Fund may not be able to achieve its leveraged investment objective.

In addition, the Fund may enter into swap agreements with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective. The risk of a limited number of counterparties may be, and historically has been, particularly accentuated during times of significant market volatility. During times of significant market volatility, the costs to enter into the swaps that the Fund utilizes may increase significantly, which may negatively impact the Fund’s returns. While the objective of the Fund is to seek daily investment results, before fees and expenses, of 200% of the daily performance of LWLG, it is important for investors to understand that significant increases in the costs of entering into the swaps may negatively impact investment results after fees and expenses.

T-REX 2X LONG LWLG DAILY TARGET ETF | Rebalancing Risk Member
Prospectus [Line Items]
Risk [Text Block]
Rebalancing Risk. If for any reason the Fund is unable to rebalance all or a part of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with its investment objective. In these instances, the Fund may have investment exposure to LWLG that is significantly greater or significantly less than its stated multiple. The Fund may be more exposed to leverage risk than if it had been properly rebalanced and may not achieve its investment objective, leading to significantly greater losses or reduced gains.

T-REX 2X LONG LWLG DAILY TARGET ETF | Intra-Day Investment Risk Member
Prospectus [Line Items]
Risk [Text Block]
Intra-Day Investment Risk. The Fund seeks leveraged investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the value of LWLG at the market close on the first trading day and the value of LWLG at the time of purchase. If LWLG gains value, the Fund’s net assets will rise by the same amount as the Fund’s exposure. Conversely, if LWLG declines, the Fund’s net assets will decline by the same amount as the Fund’s exposure. Thus, an investor that purchases shares intra-day may experience performance that is greater than, or less than, the Fund’s stated multiple of LWLG.

If there is a significant intra-day market event and/or the securities experience a significant change in value, the Fund may not meet its investment objective, may not be able to rebalance its portfolio appropriately, or may experience significant premiums or discounts, or widened bid-ask spreads. Additionally, the Fund may close to purchases and sales of shares (“Shares”) prior to the close of trading on the Exchange and incur significant losses.

T-REX 2X LONG LWLG DAILY TARGET ETF | Daily Correlation Risk Member
Prospectus [Line Items]
Risk [Text Block]
Daily Correlation Risk. There is no guarantee that the Fund will achieve a high degree of correlation to LWLG and therefore achieve its daily leveraged investment objective. The Fund’s exposure to LWLG is impacted by LWLG’s movement. Because of this, it is unlikely that the Fund will be perfectly exposed to LWLG at the end of each day. The possibility of the Fund being materially over- or under-exposed to LWLG increases on days when LWLG is volatile near the close of the trading day. Market disruptions, regulatory restrictions and high volatility will also adversely affect the Fund’s ability to adjust exposure to the required levels.

The Fund may have difficulty achieving its daily leveraged investment objective for many reasons, including fees, expenses, transaction costs, financing costs related to the use of derivatives, accounting standards and their application to income items, disruptions, illiquid or high volatility in the markets for the securities or financial instruments in which the Fund invests, early and unanticipated closings of the markets on which the holdings of the Fund trade, resulting in the inability of the Fund to execute intended portfolio transactions, regulatory and tax considerations, which may cause the Fund to hold (or not to hold) LWLG. The Fund may take or refrain from taking positions in order to improve tax efficiency, comply with regulatory restrictions, or for other reasons, each of which may negatively affect the Fund’s desired correlation with LWLG. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to LWLG. Additionally, the Fund’s underlying investments and/or reference assets may trade on markets that may not be open on the same day as the Fund, which may cause a difference between the changes in the daily performance of the Fund and changes in the performance of LWLG. Any of these factors could decrease the correlation between the performance of the Fund and LWLG and may hinder the Fund’s ability to meet its daily leveraged investment objective on or around that day.

T-REX 2X LONG LWLG DAILY TARGET ETF | Market Risk Member
Prospectus [Line Items]
Risk [Text Block]
Market Risk. The Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, general market liquidity, exchange trading suspensions and closures, and public health risks. The Fund is subject to the risk that geopolitical events will disrupt markets and adversely affect global economies, markets, and exchanges. Local, regional, or global events such as war, acts of terrorism, natural disasters, the spread of infectious illness or other public health issues, conflicts and social unrest or other events could have a significant impact on the Fund, its investments, and the Fund’s ability to achieve its investment objective.

T-REX 2X LONG LWLG DAILY TARGET ETF | Indirect Investment Risk Member
Prospectus [Line Items]
Risk [Text Block]
Indirect Investment Risk. LWLG is not affiliated with the Trust, the Adviser, or any affiliates thereof and is not involved with this offering in any way, and has no obligation to consider the Fund in taking any corporate actions that might affect the value of the Fund. Neither the Trust, the Fund nor any affiliate is responsible for the performance of LWLG and make no representation as to the performance of LWLG. Investing in the Fund is not equivalent to investing in LWLG. Fund shareholders will not have voting rights or rights to receive dividends or other distributions or any other rights with respect to LWLG.

T-REX 2X LONG LWLG DAILY TARGET ETF | Underlying Security Investing Risk Member
Prospectus [Line Items]
Risk [Text Block]	Underlying Security Investing Risk. Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.
T-REX 2X LONG LWLG DAILY TARGET ETF | Regulatory Risk Member
Prospectus [Line Items]
Risk [Text Block]
Regulatory Risk. The Fund is subject to the risk that a change in U.S. law and related regulations will impact the way a Fund operates, increase the particular costs of the Fund's operations and/or change the competitive landscape. Additional legislative or regulatory changes could occur that may materially and adversely affect the Fund.

T-REX 2X LONG LWLG DAILY TARGET ETF | Industry Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]
Industry Concentration Risk. The Fund will be concentrated in the industry to which LWLG is assigned (i.e., hold more than 25% of its total assets in investments that provide exposure to the industry to which LWLG is assigned). A portfolio concentrated in a particular industry may present more risks than a portfolio broadly diversified over several industries. As of the date of this prospectus, LWLG is assigned to the specialty chemicals industry.

•Specialty Chemicals Industry Risk. Investments in specialty chemicals companies are subject to risks associated with the chemicals industry generally, including fluctuations in raw material and energy costs, changing supply and demand conditions, environmental and safety regulations, and technological developments. Specialty chemicals companies may be adversely affected by increased competition, pricing pressures, production disruptions, and the inability to develop or commercialize new products or processes. These companies may also face risks related to hazardous substance exposure, environmental liabilities, product quality issues, and dependence on key customers or end markets, including industrial, consumer, automotive, agricultural, and healthcare sectors. In addition, specialty chemicals companies may be sensitive to global economic conditions, trade policies, and supply chain disruptions. Securities of specialty chemicals companies may experience significant volatility and may be affected by changes in commodity prices, regulatory developments, and broader market conditions.

T-REX 2X LONG LWLG DAILY TARGET ETF | Fixed Income Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Fixed Income Securities Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.
T-REX 2X LONG LWLG DAILY TARGET ETF | Money Market Instrument Risk Member
Prospectus [Line Items]
Risk [Text Block]
Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Money market funds may be subject to credit risk with respect to the debt instruments in which they invest. Depository accounts may be subject to credit risk with respect to the financial institution in which the depository account is held. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments may lose money.

T-REX 2X LONG LWLG DAILY TARGET ETF | Liquidity Risk Member
Prospectus [Line Items]
Risk [Text Block]
Liquidity Risk. Holdings of the Fund may be difficult to buy or sell or may be illiquid, particularly during times of market turmoil. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to buy or sell an illiquid security or derivative instrument at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions may prevent the Fund from limiting losses, realizing gains, or achieving a high correlation with LWLG. There is no assurance that a security or derivative instrument that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund. To the extent that LWLG value increases or decreases significantly, the Fund may be one of many market participants that are attempting to transact in the LWLG. Under such circumstances, the market for LWLG may lack sufficient liquidity for all market participants' trades. Therefore, the Fund may have more difficulty transacting in the securities or financial instruments and the Fund's transactions could exacerbate the price changes of LWLG and may impact the ability of the Fund to achieve its investment objective.

In certain cases, the market for LWLG and/or Fund may lack sufficient liquidity for all market participants' trades. Therefore, the Fund may have difficulty transacting in it and/or in correlated investments, such as swap contracts. Further, the Fund's transactions could exacerbate illiquidity and volatility in the price of LWLG and correlated derivative instruments.

T-REX 2X LONG LWLG DAILY TARGET ETF | Early Close/Trading Halt Risk Member
Prospectus [Line Items]
Risk [Text Block]
Early Close/Trading Halt Risk. Although an underlying security’s shares are listed for trading on an exchange, there can be no assurance that an active trading market for such shares will be available at all times. An exchange or market may close or issue trading halts on specific securities or financial instruments, including the shares of the Fund. Under such circumstances, the ability to buy or sell certain portfolio securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell investments for its portfolio, may disrupt the Fund’s creation/redemption process, and may temporarily prevent investors from buying and selling shares of the Fund. In addition, the Fund may be unable to accurately price its investments, may fail to achieve performance that is correlated with LWLG and may incur substantial losses. If there is a significant intra-day market event and/or LWLG experiences a significant price increase or decrease, the Fund may not meet its investment objective or rebalance its portfolio appropriately. Additionally, the Fund may close to purchases and sales of Shares prior to the close of regular trading on the exchange and incur significant losses.

T-REX 2X LONG LWLG DAILY TARGET ETF | Equity Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Equity Securities Risk. Publicly issued equity securities, including common stocks, are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests, and/or has exposure to, will cause the net asset value of the Fund to fluctuate. The Fund’s direct investments in common stock of LWLG does not provide leveraged exposure to LWLG and, as a result, if the Fund invests directly in common stock of LWLG to a greater extent, the Fund may not achieve its 200% daily investment objective.

T-REX 2X LONG LWLG DAILY TARGET ETF | Cash Transaction Risk Member
Prospectus [Line Items]
Risk [Text Block]
Cash Transaction Risk. The Fund intends to effect creations and redemptions for cash rather than for in-kind securities. As a result, the Fund may not be tax efficient and may incur brokerage costs related to buying and selling securities to achieve its investment objective thus incurring additional expenses than if it had effected creations and redemptions in kind. To the extent that such costs are not offset by transaction fees paid by an authorized participant, the Fund may bear such costs, which will decrease the Fund’s net asset value.

T-REX 2X LONG LWLG DAILY TARGET ETF | Tax Risk Member
Prospectus [Line Items]
Risk [Text Block]
Tax Risk. In order to qualify for the special tax treatment accorded a regulated investment company (“RIC”) and its shareholders, the Fund must derive at least 90% of its gross income for each taxable year from “qualifying income,” meet certain asset diversification tests at the end of each taxable quarter, and meet annual distribution requirements. The Fund’s pursuit of its investment strategy will potentially be limited by the Fund’s intention to qualify for such treatment and could adversely affect the Fund’s ability to so qualify. The Fund may make certain investments, the treatment of which for these purposes is unclear. If, in any year, the Fund were to fail to qualify for the special tax treatment accorded a RIC and its shareholders, and were ineligible to or were not to cure such failure, the Fund would be taxed in the same manner as an ordinary corporation subject to U.S. federal income tax on all its income at the fund level. The resulting taxes could substantially reduce the Fund’s net assets and the amount of income available for distribution. In addition, in order to requalify for taxation as a RIC, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions. Please see the section entitled “Taxes” in the Statement of Additional Information for more information.

T-REX 2X LONG LWLG DAILY TARGET ETF | ETF Risks Member
Prospectus [Line Items]
Risk [Text Block]
ETF Risks. The Fund is an exchange-traded fund, and, as a result of an ETF’s structure, it is exposed to the following risks:

•Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

•Cash Redemption Risk. The Fund intends to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

•Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

•Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility.
This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

•Trading. Although Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares.

T-REX 2X LONG LWLG DAILY TARGET ETF | ETF Risks, Authorized Participants, Market Makers, And Liquidity Providers Limitation Risk Member
Prospectus [Line Items]
Risk [Text Block]	Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
T-REX 2X LONG LWLG DAILY TARGET ETF | ETF Risks, Cash Redemption Risk Member
Prospectus [Line Items]
Risk [Text Block]	Cash Redemption Risk. The Fund intends to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.
T-REX 2X LONG LWLG DAILY TARGET ETF | ETF Risks, Costs Of Buying Or Selling Shares Member
Prospectus [Line Items]
Risk [Text Block]	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.
T-REX 2X LONG LWLG DAILY TARGET ETF | ETF Risks, Shares May Trade At Prices Other Than NAV Risk Member
Prospectus [Line Items]
Risk [Text Block]	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.
T-REX 2X LONG LWLG DAILY TARGET ETF | New Fund Risk Member
Prospectus [Line Items]
Risk [Text Block]
New Fund Risk. As of the date of this prospectus, the Fund has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Fund’s market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

T-REX 2X LONG LWLG DAILY TARGET ETF | ETF Risks, Trading Member
Prospectus [Line Items]
Risk [Text Block]	Trading. Although Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares.
T-REX 2X LONG LWLG DAILY TARGET ETF | LWLG Investing Risk Member
Prospectus [Line Items]
Risk [Text Block]
LWLG Investing Risk. Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. LWLG common stock may perform differently from the market as a whole. In addition to the risks associated generally with investments in equity securities, LWLG faces risks unique to its operations related to research and development and technological feasibility; successful integration of its technologies into commercial manufacturing processes and customer platforms; long product qualification and adoption cycles; and competition from larger, better-capitalized semiconductor, photonics, and networking technology companies.

LWLG’s operating results may be highly dependent on the successful development of strategic partnerships, licensing arrangements, and customer adoption, particularly within data center, telecommunications, and artificial intelligence infrastructure markets. Delays in commercialization, manufacturing scale-up, customer qualification, or broader adoption of photonic technologies could materially adversely affect revenues and growth prospects. LWLG is also subject to risks related to intellectual property protection, manufacturing and supply-chain execution, product reliability, and technological obsolescence. Because LWLG may rely on third-party foundries, manufacturing partners, or packaging providers, disruptions or failures within those relationships could adversely affect commercialization efforts. LWLG may require significant additional capital to continue research and development, expand commercialization activities, and support operations. LWLG’s ability to raise capital on acceptable terms may be affected by market conditions, and future financings could result in dilution to existing shareholders. The trading price of LWLG has been and may continue to be highly volatile, reflecting the company’s early-stage commercialization profile, limited revenues, evolving strategic initiatives, sensitivity to technology sector sentiment, and investor expectations regarding photonics and artificial intelligence-related growth opportunities.

T-REX 2X LONG LWLG DAILY TARGET ETF | Basic Materials Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]
Basic Materials Sector Risk. Investments in companies in the basic materials sector are subject to risks associated with the production, processing, and distribution of raw materials and commodities, including chemicals, metals, mining, paper, forest products, and construction materials. The performance of such companies may be significantly affected by changes in commodity prices, supply and demand dynamics, energy costs, environmental regulations, trade policies, and global economic conditions. Basic materials companies may also face risks related to resource depletion, operational hazards, labor disputes, transportation costs, geopolitical developments, and fluctuations in currency exchange rates. In addition, these companies may be adversely impacted by cyclical market conditions and changes in industrial and consumer demand. Securities of companies in the basic materials sector may experience substantial price volatility and may underperform during periods of economic slowdown or declining commodity prices.

T-REX 2X LONG LWLG DAILY TARGET ETF | Industry Concentration Risk, Specialty Chemicals Industry Risk Member
Prospectus [Line Items]
Risk [Text Block]	Specialty Chemicals Industry Risk. Investments in specialty chemicals companies are subject to risks associated with the chemicals industry generally, including fluctuations in raw material and energy costs, changing supply and demand conditions, environmental and safety regulations, and technological developments. Specialty chemicals companies may be adversely affected by increased competition, pricing pressures, production disruptions, and the inability to develop or commercialize new products or processes. These companies may also face risks related to hazardous substance exposure, environmental liabilities, product quality issues, and dependence on key customers or end markets, including industrial, consumer, automotive, agricultural, and healthcare sectors. In addition, specialty chemicals companies may be sensitive to global economic conditions, trade policies, and supply chain disruptions. Securities of specialty chemicals companies may experience significant volatility and may be affected by changes in commodity prices, regulatory developments, and broader market conditions.
T-REX 2X LONG LWLG DAILY TARGET ETF | Small-Capitalization Company Risk Member
Prospectus [Line Items]
Risk [Text Block]
Small-Capitalization Company Risk. Small-capitalization companies generally have more limited financial and managerial resources, less diversified business operations, and smaller market shares than larger companies. As a result, they may be more vulnerable to adverse business or economic developments, and their securities may be subject to greater price fluctuations and lower trading volumes. Small-cap companies may also be less able to obtain financing on favorable terms or to withstand competitive and economic pressures, which could negatively impact their performance and returns.

T-REX 2X LONG LWLG DAILY TARGET ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund may not achieve its leveraged investment objective and there is a risk that you could lose all of your money invested in the Fund.
T-REX 2X LONG LWLG DAILY TARGET ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversification Risk. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended. This means it has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers or in financial instruments with a single counterparty or a few counterparties. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer or the credit of a single counterparty and make the Fund more susceptible to risks associated with a single economic, political, or regulatory occurrence than a diversified fund.

T-REX 2X LONG MXL DAILY TARGET ETF | Effects Of Compounding And Market Volatility Risk Member
Prospectus [Line Items]
Risk [Text Block]
Effects of Compounding and Market Volatility Risk. The Fund has a daily leveraged investment objective and the Fund’s performance for periods greater than a trading day will be the result of each day's returns compounded over the period, which is very likely to differ from 200% of MXL’s performance, before fees and expenses. Compounding affects all investments, but has a more significant impact on funds that are leveraged and that rebalance daily and becomes more pronounced as volatility and holding periods increase. The impact of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of MXL during the shareholder’s holding period of an investment in the Fund.

The chart below provides examples of how MXL volatility and its return could affect the Fund’s performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) MXL volatility; b) MXL performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) dividends or interest paid with respect to MXL. The chart below illustrates the impact of two principal factors – volatility and performance – on Fund performance. The chart shows estimated Fund returns for a number of combinations of MXL volatility and MXL performance over a one-year period. Performance shown in the chart assumes that: (i) no dividends were paid with respect to MXL; (ii) there were no Fund expenses; and (iii) borrowing/lending rates (to obtain leveraged exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be different than those shown. Particularly during periods of higher volatility, compounding will cause results for periods longer than a trading day to vary from 200% of the performance of MXL.

During periods of higher MXL volatility, the volatility of MXL may affect the Fund’s return as much as, or more than, the return of MXL. The impact of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of MXL during a shareholder’s holding period of an investment in the Fund.

As shown in the chart below, the Fund would be expected to lose 6.1% if MXL provided no return over a one-year period during which MXL experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if MXL’s return is flat. For instance, if MXL’s annualized volatility is 100%, the Fund would be expected to lose 63.2% of its value, even if the cumulative return for the year was 0%. Areas shaded red (or dark gray) represent those scenarios where the Fund can be expected to return less than 200% of the performance of MXL and those shaded green (or light gray) represent those scenarios where the Fund can be expected to return more than 200% of the performance of MXL. The table below is not a representation of the Fund’s actual returns, which may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in “Daily Correlation Risk” below.

One Year	200% One Year	Volatility Rate
Return	Return	10%	25%	50%	75%	100%
-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%
-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%
-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%
-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%
0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%
10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%
20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%
30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%
40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%
50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%
60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%

MXL’s annualized historical daily volatility rate for the five-year period ended December 31, 2025 was 65.48%. MXL’s annualized daily volatility rates were as follows:

2021    54.74%
2022    64.47%
2023    57.72%
2024    74.00%
2025    74.20%

MXL’s annualized performance for the five-year period ended December 31, 2025 was -14.51%. Historical volatility and performance are not indications of what MXL volatility and performance will be in the future. MXL’s stock price may be more volatile, and may fluctuate more than the market. By way of example, currently, the 52-week high stock price for MXL is $128.30 on June 30, 2026 and the 52-week low stock price for MXL is $12.77, which occurred on November 18, 2025. MXL’s 52-week high and low stock price may change significantly over a short period of time.
For information regarding the effects of volatility and performance on the long-term performance of the Fund, see “Additional Information About Investment Techniques and Policies.”

T-REX 2X LONG MXL DAILY TARGET ETF | Leverage Risk Member
Prospectus [Line Items]
Risk [Text Block]
Leverage Risk. The Fund obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are adverse to its investment objective than a fund that does not utilize leverage. An investment in the Fund is exposed to the risk that a decline in the daily performance of MXL will be magnified. This means that an investment in the Fund will be reduced by an amount equal to 2% for every 1% daily decline in MXL, not including the costs of financing leverage and other operating expenses, which would further reduce its value. The Fund could theoretically lose an amount greater than its net assets in the event of a security decline of more than 50%. This would result in a total loss of a shareholder’s investment in one day even if MXL subsequently moves in the opposite direction and eliminates all or a portion of its earlier daily change. A total loss may occur in a single day even if MXL does not lose all of its value. Leverage will also have the effect of magnifying any differences in the Fund’s correlation with MXL and may increase the volatility of the Fund.

To the extent that the instruments utilized by the Fund are thinly traded or have a limited market, the Fund may be unable to meet its investment objective due to a lack of available investments or counterparties. During such periods, the Fund’s ability to issue additional Creation Units may be adversely affected. As a result, the Fund’s shares could trade at a premium or discount to their net asset value and/or the bid-ask spread of the Fund’s shares could widen. Under such circumstances, the Fund may increase its transaction fee, change its investment objective by, for example, seeking to track an alternative security, reduce its leverage or close. In such circumstances, the Fund’s investment adviser will consult with counsel to the Trust and its Board of Trustees, and if determined to be necessary, the Fund will amend and/or supplement the prospectus as promptly as feasible under the circumstances to include appropriate disclosures.
T-REX 2X LONG MXL DAILY TARGET ETF | Derivatives Risk Member
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. Investing in derivatives may be considered aggressive and may expose the Fund to greater risks, and may result in larger losses or smaller gains, than investing directly in the reference assets underlying those derivatives, which may prevent the Fund from achieving its investment objective.

The Fund expects to use swap agreements to achieve its investment objective. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other investments, including risk related to the market, leverage, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty, liquidity, valuation, and legal restrictions. The performance of a derivative may not track the performance of its reference asset, including due to fees and other costs associated with it. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of the amount initially invested. As a result, the value of an investment in the Fund may change quickly and without warning. Additionally, any financing, borrowing or other costs associated with using derivatives may also have the effect of lowering the Fund’s return. Such costs may increase as interest rates rise.

Swap Agreements. Swap agreements are entered into with financial institutions for a specified period which may range from one day to more than one year. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a reference asset. Swap agreements are generally traded over-the-counter, and therefore, may not receive as much regulatory protection as exchange-traded instruments, which may expose investors to significant losses.

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivatives portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy and the Fund may not achieve its investment objective. To the extent that the Fund exceeds the level of value at risk for an extended period, the Fund may amend and/or supplement its prospectus as promptly as feasible under the particular circumstances to include appropriate adjustments to its investment strategy and if necessary, the Fund’s name.

Call Options. The use of call options involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which is affected by fiscal and monetary policies and by national and international politics, changes in the actual or implied volatility or the reference asset, and the time remaining until the expiration of the option contract and economic events. The values of the options contracts in which the Fund invests are substantially influenced by the value of the underlying instrument. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to expiry, the value of an option generally does not increase or decrease at the same rate as the underlying instrument. There may at times be an imperfect correlation between the movement in values of options contracts and the reference asset, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. As the options contracts are exercised or expire the Fund may enter into new options contracts, a practice referred to as rolling.

FLEX Options. The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. The value of the FLEX Options prior to the expiration date may vary because of related factors other than the value of the reference asset. Factors that may influence the value of the FLEX Options, other than gains or losses in the reference asset, may include interest rate changes, changing supply and demand, decreased liquidity of the FLEX Options, and changing volatility levels of the reference asset. FLEX Options are listed on an exchange; however, it is not guaranteed that a liquid secondary trading market will exist. In the event that trading in the FLEX Options is limited or absent, the value of the FLEX Options may decrease.

T-REX 2X LONG MXL DAILY TARGET ETF | Counterparty Risk Member
Prospectus [Line Items]
Risk [Text Block]
Counterparty Risk. A counterparty may be unwilling or unable to make timely payments to meet its contractual obligations or may fail to return holdings that are subject to the agreement with the counterparty. If the counterparty or its affiliate becomes insolvent, bankrupt or defaults on its payment obligations to the Fund, the value of an investment held by the Fund may decline. Additionally, if any collateral posted by the counterparty for the benefit of the Fund is insufficient or there are delays in the Fund’s ability to access such collateral, the Fund may not be able to achieve its leveraged investment objective.

In addition, the Fund may enter into swap agreements with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective. The risk of a limited number of counterparties may be, and historically has been, particularly accentuated during times of significant market volatility. During times of significant market volatility, the costs to enter into the swaps that the Fund utilizes may increase significantly, which may negatively impact the Fund’s returns. While the objective of the Fund is to seek daily investment results, before fees and expenses, of 200% of the daily performance of MXL, it is important for investors to understand that significant increases in the costs of entering into the swaps may negatively impact investment results after fees and expenses.

T-REX 2X LONG MXL DAILY TARGET ETF | Rebalancing Risk Member
Prospectus [Line Items]
Risk [Text Block]
Rebalancing Risk. If for any reason the Fund is unable to rebalance all or a part of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with its investment objective. In these instances, the Fund may have investment exposure to MXL that is significantly greater or significantly less than its stated multiple. The Fund may be more exposed to leverage risk than if it had been properly rebalanced and may not achieve its investment objective, leading to significantly greater losses or reduced gains.

T-REX 2X LONG MXL DAILY TARGET ETF | Intra-Day Investment Risk Member
Prospectus [Line Items]
Risk [Text Block]
Intra-Day Investment Risk. The Fund seeks leveraged investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the value of MXL at the market close on the first trading day and the value of MXL at the time of purchase. If MXL gains value, the Fund’s net assets will rise by the same amount as the Fund’s exposure. Conversely, if MXL declines, the Fund’s net assets will decline by the same amount as the Fund’s exposure. Thus, an investor that purchases shares intra-day may experience performance that is greater than, or less than, the Fund’s stated multiple of MXL.

If there is a significant intra-day market event and/or the securities experience a significant change in value, the Fund may not meet its investment objective, may not be able to rebalance its portfolio appropriately, or may experience significant premiums or discounts, or widened bid-ask spreads. Additionally, the Fund may close to purchases and sales of shares (“Shares”) prior to the close of trading on the Exchange and incur significant losses.

T-REX 2X LONG MXL DAILY TARGET ETF | Daily Correlation Risk Member
Prospectus [Line Items]
Risk [Text Block]
Daily Correlation Risk. There is no guarantee that the Fund will achieve a high degree of correlation to MXL and therefore achieve its daily leveraged investment objective. The Fund’s exposure to MXL is impacted by MXL’s movement. Because of this, it is unlikely that the Fund will be perfectly exposed to MXL at the end of each day. The possibility of the Fund being materially over- or under-exposed to MXL increases on days when MXL is volatile near the close of the trading day. Market disruptions, regulatory restrictions and high volatility will also adversely affect the Fund’s ability to adjust exposure to the required levels.

The Fund may have difficulty achieving its daily leveraged investment objective for many reasons, including fees, expenses, transaction costs, financing costs related to the use of derivatives, accounting standards and their application to income items, disruptions, illiquid or high volatility in the markets for the securities or financial instruments in which the Fund invests, early and unanticipated closings of the markets on which the holdings of the Fund trade, resulting in the inability of the Fund to execute intended portfolio transactions, regulatory and tax considerations, which may cause the Fund to hold (or not to hold) MXL. The Fund may take or refrain from taking positions in order to improve tax efficiency, comply with regulatory restrictions, or for other reasons, each of which may negatively affect the Fund’s desired correlation with MXL. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to MXL. Additionally, the Fund’s underlying investments and/or reference assets may trade on markets that may not be open on the same day as the Fund, which may cause a difference between the changes in the daily performance of the Fund and changes in the performance of MXL. Any of these factors could decrease the correlation between the performance of the Fund and MXL and may hinder the Fund’s ability to meet its daily leveraged investment objective on or around that day.

T-REX 2X LONG MXL DAILY TARGET ETF | Market Risk Member
Prospectus [Line Items]
Risk [Text Block]
Market Risk. The Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, general market liquidity, exchange trading suspensions and closures, and public health risks. The Fund is subject to the risk that geopolitical events will disrupt markets and adversely affect global economies, markets, and exchanges. Local, regional, or global events such as war, acts of terrorism, natural disasters, the spread of infectious illness or other public health issues, conflicts and social unrest or other events could have a significant impact on the Fund, its investments, and the Fund’s ability to achieve its investment objective.

T-REX 2X LONG MXL DAILY TARGET ETF | Indirect Investment Risk Member
Prospectus [Line Items]
Risk [Text Block]
Indirect Investment Risk. MXL is not affiliated with the Trust, the Adviser, or any affiliates thereof and is not involved with this offering in any way, and has no obligation to consider the Fund in taking any corporate actions that might affect the value of the Fund. Neither the Trust, the Fund nor any affiliate is responsible for the performance of MXL and make no representation as to the performance of MXL. Investing in the Fund is not equivalent to investing in MXL. Fund shareholders will not have voting rights or rights to receive dividends or other distributions or any other rights with respect to MXL.

T-REX 2X LONG MXL DAILY TARGET ETF | Underlying Security Investing Risk Member
Prospectus [Line Items]
Risk [Text Block]	Underlying Security Investing Risk. Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.
T-REX 2X LONG MXL DAILY TARGET ETF | Regulatory Risk Member
Prospectus [Line Items]
Risk [Text Block]
Regulatory Risk. The Fund is subject to the risk that a change in U.S. law and related regulations will impact the way a Fund operates, increase the particular costs of the Fund's operations and/or change the competitive landscape. Additional legislative or regulatory changes could occur that may materially and adversely affect the Fund.

T-REX 2X LONG MXL DAILY TARGET ETF | Technology Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]
Technology Sector Risk.    The market prices of technology-related securities tend to exhibit a greater degree of market risk and sharp price fluctuations than other types of securities. These securities may fall in and out of favor with investors rapidly, which may cause sudden selling and dramatically lower market prices. Technology securities may be affected by intense competition, obsolescence of existing technology, general economic conditions and government regulation and may have limited product lines, markets, financial resources, or personnel. Technology companies may experience dramatic and often unpredictable changes in growth rates and competition for qualified personnel. These companies are also heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely impact a company’s profitability. A small number of companies represent a large portion of the technology industry. In addition, a rising interest rate environment tends to negatively affect technology companies, those technology companies seeking to finance expansion would have increased borrowing costs, which may negatively impact earnings. Technology companies having high market valuations may appear less attractive to investors, which may cause sharp decreases in their market prices.

T-REX 2X LONG MXL DAILY TARGET ETF | Industry Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]
Industry Concentration Risk. The Fund will be concentrated in the industry to which MXL is assigned (i.e., hold more than 25% of its total assets in investments that provide exposure to the industry to which MXL is assigned). A portfolio concentrated in a particular industry may present more risks than a portfolio broadly diversified over several industries. As of the date of this prospectus, MXL is assigned to the semiconductors industry.

•Semiconductor Industry Risk. Semiconductor companies may have limited product lines, markets, financial resources or personnel. Semiconductor companies typically face intense competition, potentially rapid product obsolescence and high capital costs and are dependent on third-party suppliers and the availability of materials. They are also heavily dependent on intellectual property rights and may be adversely affected by loss or impairment of those rights. Semiconductor companies are also affected by the economic performance of their customers.

T-REX 2X LONG MXL DAILY TARGET ETF | Fixed Income Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Fixed Income Securities Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.
T-REX 2X LONG MXL DAILY TARGET ETF | Money Market Instrument Risk Member
Prospectus [Line Items]
Risk [Text Block]
Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Money market funds may be subject to credit risk with respect to the debt instruments in which they invest. Depository accounts may be subject to credit risk with respect to the financial institution in which the depository account is held. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments may lose money.

T-REX 2X LONG MXL DAILY TARGET ETF | Liquidity Risk Member
Prospectus [Line Items]
Risk [Text Block]
Liquidity Risk. Holdings of the Fund may be difficult to buy or sell or may be illiquid, particularly during times of market turmoil. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to buy or sell an illiquid security or derivative instrument at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions may prevent the Fund from limiting losses, realizing gains, or achieving a high correlation with MXL. There is no assurance that a security or derivative instrument that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund. To the extent that MXL value increases or decreases significantly, the Fund may be one of many market participants that are attempting to transact in the MXL. Under such circumstances, the market for MXL may lack sufficient liquidity for all market participants' trades. Therefore, the Fund may have more difficulty transacting in the securities or financial instruments and the Fund's transactions could exacerbate the price changes of MXL and may impact the ability of the Fund to achieve its investment objective.

In certain cases, the market for MXL and/or Fund may lack sufficient liquidity for all market participants' trades. Therefore, the Fund may have difficulty transacting in it and/or in correlated investments, such as swap contracts. Further, the Fund's transactions could exacerbate illiquidity and volatility in the price of MXL and correlated derivative instruments.

T-REX 2X LONG MXL DAILY TARGET ETF | Early Close/Trading Halt Risk Member
Prospectus [Line Items]
Risk [Text Block]
Early Close/Trading Halt Risk. Although an underlying security’s shares are listed for trading on an exchange, there can be no assurance that an active trading market for such shares will be available at all times. An exchange or market may close or issue trading halts on specific securities or financial instruments, including the shares of the Fund. Under such circumstances, the ability to buy or sell certain portfolio securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell investments for its portfolio, may disrupt the Fund’s creation/redemption process, and may temporarily prevent investors from buying and selling shares of the Fund. In addition, the Fund may be unable to accurately price its investments, may fail to achieve performance that is correlated with MXL and may incur substantial losses. If there is a significant intra-day market event and/or MXL experiences a significant price increase or decrease, the Fund may not meet its investment objective or rebalance its portfolio appropriately. Additionally, the Fund may close to purchases and sales of Shares prior to the close of regular trading on the exchange and incur significant losses.

T-REX 2X LONG MXL DAILY TARGET ETF | Equity Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Equity Securities Risk. Publicly issued equity securities, including common stocks, are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests, and/or has exposure to, will cause the net asset value of the Fund to fluctuate. The Fund’s direct investments in common stock of MXL does not provide leveraged exposure to MXL and, as a result, if the Fund invests directly in common stock of MXL to a greater extent, the Fund may not achieve its 200% daily investment objective.

T-REX 2X LONG MXL DAILY TARGET ETF | Cash Transaction Risk Member
Prospectus [Line Items]
Risk [Text Block]
Cash Transaction Risk. The Fund intends to effect creations and redemptions for cash rather than for in-kind securities. As a result, the Fund may not be tax efficient and may incur brokerage costs related to buying and selling securities to achieve its investment objective thus incurring additional expenses than if it had effected creations and redemptions in kind. To the extent that such costs are not offset by transaction fees paid by an authorized participant, the Fund may bear such costs, which will decrease the Fund’s net asset value.

T-REX 2X LONG MXL DAILY TARGET ETF | Tax Risk Member
Prospectus [Line Items]
Risk [Text Block]
Tax Risk. In order to qualify for the special tax treatment accorded a regulated investment company (“RIC”) and its shareholders, the Fund must derive at least 90% of its gross income for each taxable year from “qualifying income,” meet certain asset diversification tests at the end of each taxable quarter, and meet annual distribution requirements. The Fund’s pursuit of its investment strategy will potentially be limited by the Fund’s intention to qualify for such treatment and could adversely affect the Fund’s ability to so qualify. The Fund may make certain investments, the treatment of which for these purposes is unclear. If, in any year, the Fund were to fail to qualify for the special tax treatment accorded a RIC and its shareholders, and were ineligible to or were not to cure such failure, the Fund would be taxed in the same manner as an ordinary corporation subject to U.S. federal income tax on all its income at the fund level. The resulting taxes could substantially reduce the Fund’s net assets and the amount of income available for distribution. In addition, in order to requalify for taxation as a RIC, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions. Please see the section entitled “Taxes” in the Statement of Additional Information for more information.

T-REX 2X LONG MXL DAILY TARGET ETF | ETF Risks Member
Prospectus [Line Items]
Risk [Text Block]
ETF Risks. The Fund is an exchange-traded fund, and, as a result of an ETF’s structure, it is exposed to the following risks:

•Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

•Cash Redemption Risk. The Fund intends to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

•Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

•Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

•Trading. Although Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares.

T-REX 2X LONG MXL DAILY TARGET ETF | ETF Risks, Authorized Participants, Market Makers, And Liquidity Providers Limitation Risk Member
Prospectus [Line Items]
Risk [Text Block]	Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
T-REX 2X LONG MXL DAILY TARGET ETF | ETF Risks, Cash Redemption Risk Member
Prospectus [Line Items]
Risk [Text Block]	Cash Redemption Risk. The Fund intends to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.
T-REX 2X LONG MXL DAILY TARGET ETF | ETF Risks, Costs Of Buying Or Selling Shares Member
Prospectus [Line Items]
Risk [Text Block]	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.
T-REX 2X LONG MXL DAILY TARGET ETF | ETF Risks, Shares May Trade At Prices Other Than NAV Risk Member
Prospectus [Line Items]
Risk [Text Block]	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.
T-REX 2X LONG MXL DAILY TARGET ETF | ETF Risks, Trading Risk Member
Prospectus [Line Items]
Risk [Text Block]	Trading. Although Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares.
T-REX 2X LONG MXL DAILY TARGET ETF | New Fund Risk Member
Prospectus [Line Items]
Risk [Text Block]
New Fund Risk. As of the date of this prospectus, the Fund has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Fund’s market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

T-REX 2X LONG MXL DAILY TARGET ETF | Mid-Capitalization Company Risk Member
Prospectus [Line Items]
Risk [Text Block]
Mid-Capitalization Company Risk. Mid-capitalization companies may have limited financial resources, narrower product lines, and less diversified markets than larger, more established companies. While mid-cap companies often have greater growth potential than large-cap firms, they may also be more sensitive to changing market conditions, competitive pressures, and economic downturns. Their securities may experience greater price volatility and may be less liquid than those of large-cap companies, which could affect their market value and investment returns.

T-REX 2X LONG MXL DAILY TARGET ETF | MXL Investing Risk Member
Prospectus [Line Items]
Risk [Text Block]
MXL Investing Risk. Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. MXL common stock may perform differently from the market as a whole. In addition to the risks associated generally with investments in equity securities, MXL faces risks related to cyclicality in semiconductor demand and customer capital spending; dependence on a limited number of customers and end markets, including communications and networking infrastructure providers; pricing pressure and rapid technological change; and competition from larger and better-capitalized semiconductor companies.

MXL’s operating results may be highly sensitive to to fluctuations in broadband infrastructure deployments, networking demand, data center investment, and consumer electronics trends, as well as to changes in inventory levels and customer ordering patterns. Delays in customer product launches, reduced demand for networking or broadband equipment, or slower adoption of next-generation connectivity technologies could materially adversely affect revenues and profitability. MXL is also subject to risks related to manufacturing and supply-chain dependencies, including reliance on third-party foundries, assembly and test providers, and component suppliers. Disruptions in semiconductor manufacturing capacity, geopolitical developments, trade restrictions, export controls, or shortages of wafers and other critical inputs could adversely affect operations and margins. MXL may face risks associated with integration and execution of strategic transactions, including acquisitions, partnerships, or restructuring initiatives. MXL is also exposed to intellectual property, cybersecurity, and product reliability risks, including the possibility of litigation or product defects affecting customer relationships and operating performance. The trading price of MXL has been and may continue to be volatile, reflecting semiconductor industry cyclicality, customer demand trends, competitive dynamics, macroeconomic conditions, and investor sentiment toward communications and semiconductor issuers.

T-REX 2X LONG MXL DAILY TARGET ETF | Industry Concentration Risk, Semiconductor Industry Risk Member
Prospectus [Line Items]
Risk [Text Block]	Semiconductor Industry Risk. Semiconductor companies may have limited product lines, markets, financial resources or personnel. Semiconductor companies typically face intense competition, potentially rapid product obsolescence and high capital costs and are dependent on third-party suppliers and the availability of materials. They are also heavily dependent on intellectual property rights and may be adversely affected by loss or impairment of those rights. Semiconductor companies are also affected by the economic performance of their customers.
T-REX 2X LONG MXL DAILY TARGET ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund may not achieve its leveraged investment objective and there is a risk that you could lose all of your money invested in the Fund.
T-REX 2X LONG MXL DAILY TARGET ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversification Risk. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended. This means it has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers or in financial instruments with a single counterparty or a few counterparties. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer or the credit of a single counterparty and make the Fund more susceptible to risks associated with a single economic, political, or regulatory occurrence than a diversified fund.

T-REX 2X LONG NOK DAILY TARGET ETF | Effects Of Compounding And Market Volatility Risk Member
Prospectus [Line Items]
Risk [Text Block]
Effects of Compounding and Market Volatility Risk. The Fund has a daily leveraged investment objective and the Fund’s performance for periods greater than a trading day will be the result of each day's returns compounded over the period, which is very likely to differ from 200% of the ADRs’ performance, before fees and expenses. Compounding affects all investments, but has a more significant impact on funds that are leveraged and that rebalance daily and becomes more pronounced as volatility and holding periods increase. The impact of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of the ADRs during the shareholder’s holding period of an investment in the Fund.

The chart below provides examples of how the volatility and return of the ADRs, could affect the Fund’s performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) the ADRs' volatility; b) the ADRs' performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) dividends or interest paid with respect to the ADRs. The chart below illustrates the impact of two principal factors – volatility and performance – on Fund performance. The chart shows estimated Fund returns for a number of combinations of the ADRs' volatility and performance over a one-year period. Performance shown in the chart assumes that: (i) no dividends were paid with respect to the ADRs; (ii) there were no Fund expenses; and (iii) borrowing/lending rates (to obtain leveraged exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be different than those shown. Particularly during periods of higher volatility, compounding will cause results for periods longer than a trading day to vary from 200% of the performance of the ADRs.

During periods of higher volatility of the ADRs, the volatility of the ADRs may affect the Fund’s return as much as, or more than, the return of the ADRs. The impact of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of the ADRs during a shareholder’s holding period of an investment in the Fund.
As shown in the chart below, the Fund would be expected to lose 6.1% if the ADRs provided no return over a one-year period during which the ADRs experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if the ADRs’ return is flat. For instance, if the ADRs' annualized volatility is 100%, the Fund would be expected to lose 63.2% of its value, even if the cumulative return for the year was 0%. Areas shaded red (or dark gray) represent those scenarios where the Fund can be expected to return less than 200% of the performance of the ADRs and those shaded green (or light gray) represent those scenarios where the Fund can be expected to return more than 200% of the performance of the ADRs. The table below is not a representation of the Fund’s actual returns, which may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in “Daily Correlation Risk” below.

One Year	200% One Year	Volatility Rate
Return	Return	10%	25%	50%	75%	100%
-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%
-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%
-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%
-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%
0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%
10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%
20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%
30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%
40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%
50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%
60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%

The ADRs’ annualized historical daily volatility rate for the five-year period ended December 31, 2025 was 40.98%. The ADRs’ annualized daily volatility rates were as follows:

2021    61.15%
2022    35.47%
2023    28.67%
2024    30.98%
2025    40.11%

The ADRs’ annualized performance for the five-year period ended December 31, 2025 was 10.59%. Historical volatility and performance are not indications of what the ADRs' volatility and performance will be in the future. The market price of the ADRs may be more volatile, and may fluctuate more than the market. By way of example, currently, the 52-week high stock price for the ADRs is $17.45 on June 3, 2026 and the 52-week low stock price for the ADRs is $4.00, which occurred on August 1, 2025. The ADRs’ 52-week high and low stock price may change significantly over a short period of time.
For information regarding the effects of volatility and performance on the long-term performance of the Fund, see “Additional Information About Investment Techniques and Policies.”

T-REX 2X LONG NOK DAILY TARGET ETF | Leverage Risk Member
Prospectus [Line Items]
Risk [Text Block]
Leverage Risk. The Fund obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are adverse to its investment objective than a fund that does not utilize leverage. An investment in the Fund is exposed to the risk that a decline in the daily performance of the ADRs will be magnified. This means that an investment in the Fund will be reduced by an amount equal to 2% for every 1% daily decline in ADRs, not including the costs of financing leverage and other operating expenses, which would further reduce its value. The Fund could theoretically lose an amount greater than its net assets in the event of a security decline of more than 50%. This would result in a total loss of a shareholder’s investment in one day even if the ADRs subsequently move in the opposite direction and eliminates all or a portion of its earlier daily change. A total loss may occur in a single day even if the ADRs do not lose all of their value. Leverage will also have the effect of magnifying any differences in the Fund’s correlation with ADRs and may increase the volatility of the Fund.
To the extent that the instruments utilized by the Fund are thinly traded or have a limited market, the Fund may be unable to meet its investment objective due to a lack of available investments or counterparties. During such periods, the Fund’s ability to issue additional Creation Units may be adversely affected. As a result, the Fund’s shares could trade at a premium or discount to their net asset value and/or the bid-ask spread of the Fund’s shares could widen. Under such circumstances, the Fund may increase its transaction fee, change its investment objective by, for example, seeking to track an alternative security, reduce its leverage or close. In such circumstances, the Fund’s investment adviser will consult with counsel to the Trust and its Board of Trustees, and if determined to be necessary, the Fund will amend and/or supplement the prospectus as promptly as feasible under the circumstances to include appropriate disclosures.
T-REX 2X LONG NOK DAILY TARGET ETF | Derivatives Risk Member
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. Investing in derivatives may be considered aggressive and may expose the Fund to greater risks, and may result in larger losses or smaller gains, than investing directly in the reference assets underlying those derivatives, which may prevent the Fund from achieving its investment objective.

The Fund expects to use swap agreements to achieve its investment objective. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other investments, including risk related to the market, leverage, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty, liquidity, valuation, and legal restrictions. The performance of a derivative may not track the performance of its reference asset, including due to fees and other costs associated with it. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of the amount initially invested. As a result, the value of an investment in the Fund may change quickly and without warning. Additionally, any financing, borrowing or other costs associated with using derivatives may also have the effect of lowering the Fund’s return. Such costs may increase as interest rates rise.

Swap Agreements. Swap agreements are entered into with financial institutions for a specified period which may range from one day to more than one year. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a reference asset. Swap agreements are generally traded over-the-counter, and therefore, may not receive as much regulatory protection as exchange-traded instruments, which may expose investors to significant losses.

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivatives portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy and the Fund may not achieve its investment objective. To the extent that the Fund exceeds the level of value at risk for an extended period, the Fund may amend and/or supplement its prospectus as promptly as feasible under the particular circumstances to include appropriate adjustments to its investment strategy and if necessary, the Fund’s name.
Call Options. The use of call options involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which is affected by fiscal and monetary policies and by national and international politics, changes in the actual or implied volatility or the reference asset, and the time remaining until the expiration of the option contract and economic events. The values of the options contracts in which the Fund invests are substantially influenced by the value of the underlying instrument. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to expiry, the value of an option generally does not increase or decrease at the same rate as the underlying instrument. There may at times be an imperfect correlation between the movement in values of options contracts and the reference asset, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. As the options contracts are exercised or expire the Fund may enter into new options contracts, a practice referred to as rolling.

FLEX Options. The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. The value of the FLEX Options prior to the expiration date may vary because of related factors other than the value of the reference asset. Factors that may influence the value of the FLEX Options, other than gains or losses in the reference asset, may include interest rate changes, changing supply and demand, decreased liquidity of the FLEX Options, and changing volatility levels of the reference asset. FLEX Options are listed on an exchange; however, it is not guaranteed that a liquid secondary trading market will exist. In the event that trading in the FLEX Options is limited or absent, the value of the FLEX Options may decrease.

T-REX 2X LONG NOK DAILY TARGET ETF | Counterparty Risk Member
Prospectus [Line Items]
Risk [Text Block]
Counterparty Risk. A counterparty may be unwilling or unable to make timely payments to meet its contractual obligations or may fail to return holdings that are subject to the agreement with the counterparty. If the counterparty or its affiliate becomes insolvent, bankrupt or defaults on its payment obligations to the Fund, the value of an investment held by the Fund may decline. Additionally, if any collateral posted by the counterparty for the benefit of the Fund is insufficient or there are delays in the Fund’s ability to access such collateral, the Fund may not be able to achieve its leveraged investment objective.

In addition, the Fund may enter into swap agreements with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective. The risk of a limited number of counterparties may be, and historically has been, particularly accentuated during times of significant market volatility. During times of significant market volatility, the costs to enter into the swaps that the Fund utilizes may increase significantly, which may negatively impact the Fund’s returns. While the objective of the Fund is to seek daily investment results, before fees and expenses, of 200% of the daily performance of the ADRs, it is important for investors to understand that significant increases in the costs of entering into the swaps may negatively impact investment results after fees and expenses.

T-REX 2X LONG NOK DAILY TARGET ETF | Rebalancing Risk Member
Prospectus [Line Items]
Risk [Text Block]
Rebalancing Risk. If for any reason the Fund is unable to rebalance all or a part of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with its investment objective. In these instances, the Fund may have investment exposure to the ADRs that is significantly greater or significantly less than its stated multiple. The Fund may be more exposed to leverage risk than if it had been properly rebalanced and may not achieve its investment objective, leading to significantly greater losses or reduced gains.

T-REX 2X LONG NOK DAILY TARGET ETF | Intra-Day Investment Risk Member
Prospectus [Line Items]
Risk [Text Block]
Intra-Day Investment Risk. The Fund seeks leveraged investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the value of the ADRs at the market close on the first trading day and the value of the ADRs at the time of purchase. If the ADRs gain value, the Fund’s net assets will rise by the same amount as the Fund’s exposure. Conversely, if the ADRs decline, the Fund’s net assets will decline by the same amount as the Fund’s exposure. Thus, an investor that purchases shares intra-day may experience performance that is greater than, or less than, the Fund’s stated multiple of the ADRs.

If there is a significant intra-day market event and/or the securities experience a significant change in value, the Fund may not meet its investment objective, may not be able to rebalance its portfolio appropriately, or may experience significant premiums or discounts, or widened bid-ask spreads. Additionally, the Fund may close to purchases and sales of shares (“Shares”) prior to the close of trading on the Exchange and incur significant losses.

T-REX 2X LONG NOK DAILY TARGET ETF | Daily Correlation Risk Member
Prospectus [Line Items]
Risk [Text Block]
Daily Correlation Risk. There is no guarantee that the Fund will achieve a high degree of correlation to the ADRs and therefore achieve its daily leveraged investment objective. The Fund’s exposure to the ADRs is impacted by the ADRs’ movement. Because of this, it is unlikely that the Fund will be perfectly exposed to the ADRs at the end of each day. The possibility of the Fund being materially over- or under-exposed to the ADRs increases on days when the ADRs are volatile near the close of the trading day. Market disruptions, regulatory restrictions and high volatility will also adversely affect the Fund’s ability to adjust exposure to the required levels.

The Fund may have difficulty achieving its daily leveraged investment objective for many reasons, including fees, expenses, transaction costs, financing costs related to the use of derivatives, accounting standards and their application to income items, disruptions, illiquid or high volatility in the markets for the securities or financial instruments in which the Fund invests, early and unanticipated closings of the markets on which the holdings of the Fund trade, resulting in the inability of the Fund to execute intended portfolio transactions, regulatory and tax considerations, which may cause the Fund to hold (or not to hold) the ADRs. The Fund may take or refrain from taking positions in order to improve tax efficiency, comply with regulatory restrictions, or for other reasons, each of which may negatively affect the Fund’s desired correlation with the ADRs. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the ADRs. Additionally, the Fund’s underlying investments and/or reference assets may trade on markets that may not be open on the same day as the Fund, which may cause a difference between the changes in the daily performance of the Fund and changes in the performance of the ADRs. Any of these factors could decrease the correlation between the performance of the Fund and the ADRs and may hinder the Fund’s ability to meet its daily leveraged investment objective on or around that day.

T-REX 2X LONG NOK DAILY TARGET ETF | Market Risk Member
Prospectus [Line Items]
Risk [Text Block]
Market Risk. The Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, general market liquidity, exchange trading suspensions and closures, and public health risks. The Fund is subject to the risk that geopolitical events will disrupt markets and adversely affect global economies, markets, and exchanges. Local, regional, or global events such as war, acts of terrorism, natural disasters, the spread of infectious illness or other public health issues, conflicts and social unrest or other events could have a significant impact on the Fund, its investments, and the Fund’s ability to achieve its investment objective.

T-REX 2X LONG NOK DAILY TARGET ETF | Indirect Investment Risk Member
Prospectus [Line Items]
Risk [Text Block]
Indirect Investment Risk. Nokia is not affiliated with the Trust, the Adviser, or any affiliates thereof and is not involved with this offering in any way, and has no obligation to consider the Fund in taking any corporate actions that might affect the value of the Fund. Neither the Trust, the Fund nor any affiliate is responsible for the performance of the ADRs and make no representation as to the performance of the ADRs. Investing in the Fund is not equivalent to investing in Nokia. Fund shareholders will not have voting rights or rights to receive dividends or other distributions or any other rights with respect to Nokia.

T-REX 2X LONG NOK DAILY TARGET ETF | Underlying Security Investing Risk Member
Prospectus [Line Items]
Risk [Text Block]	Underlying Security Investing Risk. Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.
T-REX 2X LONG NOK DAILY TARGET ETF | Regulatory Risk Member
Prospectus [Line Items]
Risk [Text Block]
Regulatory Risk. The Fund is subject to the risk that a change in U.S. law and related regulations will impact the way a Fund operates, increase the particular costs of the Fund's operations and/or change the competitive landscape. Additional legislative or regulatory changes could occur that may materially and adversely affect the Fund.

T-REX 2X LONG NOK DAILY TARGET ETF | Technology Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]
Technology Sector Risk.    The market prices of technology-related securities tend to exhibit a greater degree of market risk and sharp price fluctuations than other types of securities. These securities may fall in and out of favor with investors rapidly, which may cause sudden selling and dramatically lower market prices. Technology securities may be affected by intense competition, obsolescence of existing technology, general economic conditions and government regulation and may have limited product lines, markets, financial resources, or personnel. Technology companies may experience dramatic and often unpredictable changes in growth rates and competition for qualified personnel. These companies are also heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely impact a company’s profitability. A small number of companies represent a large portion of the technology industry. In addition, a rising interest rate environment tends to negatively affect technology companies, those technology companies seeking to finance expansion would have increased borrowing costs, which may negatively impact earnings. Technology companies having high market valuations may appear less attractive to investors, which may cause sharp decreases in their market prices.

T-REX 2X LONG NOK DAILY TARGET ETF | Industry Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]
Industry Concentration Risk. The Fund will be concentrated in the industry to which Nokia is assigned (i.e., hold more than 25% of its total assets in investments that provide exposure to the industry to which Nokia is assigned). A portfolio concentrated in a particular industry may present more risks than a portfolio broadly diversified over several industries. As of the date of this prospectus, Nokia is assigned to the communication equipment industry.

•Communication Equipment Industry Risk. Communication equipment companies can be significantly affected by competitive pressures, rapid technological change, evolving industry standards, global supply chain dependencies, and fluctuations in demand from network operators, enterprises, and consumers. The market for products produced by communication equipment companies is characterized by frequent innovation, short product life cycles, cyclical capital spending by customers, and sensitivity to economic and geopolitical conditions. The success of communication equipment companies depends in substantial part on their ability to anticipate technological shifts, develop products that meet emerging standards, manage complex supply chains, and provide reliable technical support. An unexpected change in regulatory requirements, delays in the deployment of next-generation networks, supply shortages, or rapid product obsolescence could have a material adverse effect on a participant’s operating results. Many communication equipment companies rely on patents, proprietary technologies, and global distribution arrangements to support their businesses. There can be no assurance that such protections and arrangements will be adequate to prevent competitive disadvantages or that rivals will not develop products that are substantially equivalent or superior.

T-REX 2X LONG NOK DAILY TARGET ETF | Fixed Income Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Fixed Income Securities Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.
T-REX 2X LONG NOK DAILY TARGET ETF | Money Market Instrument Risk Member
Prospectus [Line Items]
Risk [Text Block]
Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Money market funds may be subject to credit risk with respect to the debt instruments in which they invest. Depository accounts may be subject to credit risk with respect to the financial institution in which the depository account is held. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments may lose money.

T-REX 2X LONG NOK DAILY TARGET ETF | Liquidity Risk Member
Prospectus [Line Items]
Risk [Text Block]
Liquidity Risk. Holdings of the Fund may be difficult to buy or sell or may be illiquid, particularly during times of market turmoil. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to buy or sell an illiquid security or derivative instrument at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions may prevent the Fund from limiting losses, realizing gains, or achieving a high correlation with the ADRs. There is no assurance that a security or derivative instrument that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund. To the extent that the ADRs' value increases or decreases significantly, the Fund may be one of many market participants that are attempting to transact in the ADRs. Under such circumstances, the market for the ADRs may lack sufficient liquidity for all market participants' trades. Therefore, the Fund may have more difficulty transacting in the securities or financial instruments and the Fund's transactions could exacerbate the price changes of the ADRs and may impact the ability of the Fund to achieve its investment objective.

In certain cases, the market for the ADRs and/or Fund may lack sufficient liquidity for all market participants' trades. Therefore, the Fund may have difficulty transacting in it and/or in correlated investments, such as swap contracts. Further, the Fund's transactions could exacerbate illiquidity and volatility in the price of the ADRs and correlated derivative instruments.

T-REX 2X LONG NOK DAILY TARGET ETF | Early Close/Trading Halt Risk Member
Prospectus [Line Items]
Risk [Text Block]
Early Close/Trading Halt Risk. Although an underlying security’s shares are listed for trading on an exchange, there can be no assurance that an active trading market for such shares will be available at all times. An exchange or market may close or issue trading halts on specific securities or financial instruments, including the shares of the Fund. Under such circumstances, the ability to buy or sell certain portfolio securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell investments for its portfolio, may disrupt the Fund’s creation/redemption process, and may temporarily prevent investors from buying and selling shares of the Fund. In addition, the Fund may be unable to accurately price its investments, may fail to achieve performance that is correlated with the ADRs and may incur substantial losses. If there is a significant intra-day market event and/or the ADRs experience a significant price increase or decrease, the Fund may not meet its investment objective or rebalance its portfolio appropriately. Additionally, the Fund may close to purchases and sales of Shares prior to the close of regular trading on the exchange and incur significant losses.

T-REX 2X LONG NOK DAILY TARGET ETF | Equity Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Equity Securities Risk. Publicly issued equity securities, including ADRs, are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests, and/or has exposure to, will cause the net asset value of the Fund to fluctuate. The Fund’s direct investments in the ADRs do not provide leveraged exposure to the ADRs and, as a result, if the Fund invests directly in the ADRs to a greater extent, the Fund may not achieve its 200% daily investment objective.

T-REX 2X LONG NOK DAILY TARGET ETF | Cash Transaction Risk Member
Prospectus [Line Items]
Risk [Text Block]
Cash Transaction Risk. The Fund intends to effect creations and redemptions for cash rather than for in-kind securities. As a result, the Fund may not be tax efficient and may incur brokerage costs related to buying and selling securities to achieve its investment objective thus incurring additional expenses than if it had effected creations and redemptions in kind. To the extent that such costs are not offset by transaction fees paid by an authorized participant, the Fund may bear such costs, which will decrease the Fund’s net asset value.

T-REX 2X LONG NOK DAILY TARGET ETF | Tax Risk Member
Prospectus [Line Items]
Risk [Text Block]
Tax Risk. In order to qualify for the special tax treatment accorded a regulated investment company (“RIC”) and its shareholders, the Fund must derive at least 90% of its gross income for each taxable year from “qualifying income,” meet certain asset diversification tests at the end of each taxable quarter, and meet annual distribution requirements. The Fund’s pursuit of its investment strategy will potentially be limited by the Fund’s intention to qualify for such treatment and could adversely affect the Fund’s ability to so qualify. The Fund may make certain investments, the treatment of which for these purposes is unclear. If, in any year, the Fund were to fail to qualify for the special tax treatment accorded a RIC and its shareholders, and were ineligible to or were not to cure such failure, the Fund would be taxed in the same manner as an ordinary corporation subject to U.S. federal income tax on all its income at the fund level. The resulting taxes could substantially reduce the Fund’s net assets and the amount of income available for distribution. In addition, in order to requalify for taxation as a RIC, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions. Please see the section entitled “Taxes” in the Statement of Additional Information for more information.

T-REX 2X LONG NOK DAILY TARGET ETF | ETF Risks Member
Prospectus [Line Items]
Risk [Text Block]
ETF Risks. The Fund is an exchange-traded fund, and, as a result of an ETF’s structure, it is exposed to the following risks:

•Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

•Cash Redemption Risk. The Fund intends to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

•Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

•Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

•Trading. Although Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares.

T-REX 2X LONG NOK DAILY TARGET ETF | ETF Risks, Authorized Participants, Market Makers, And Liquidity Providers Limitation Risk Member
Prospectus [Line Items]
Risk [Text Block]	Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
T-REX 2X LONG NOK DAILY TARGET ETF | ETF Risks, Cash Redemption Risk Member
Prospectus [Line Items]
Risk [Text Block]	Cash Redemption Risk. The Fund intends to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.
T-REX 2X LONG NOK DAILY TARGET ETF | ETF Risks, Costs Of Buying Or Selling Shares Member
Prospectus [Line Items]
Risk [Text Block]	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.
T-REX 2X LONG NOK DAILY TARGET ETF | New Fund Risk Member
Prospectus [Line Items]
Risk [Text Block]
New Fund Risk. As of the date of this prospectus, the Fund has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Fund’s market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

T-REX 2X LONG NOK DAILY TARGET ETF | ETF Risks, Shares May Trade At Prices Other Than NAV Member
Prospectus [Line Items]
Risk [Text Block]	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.
T-REX 2X LONG NOK DAILY TARGET ETF | ETF Risks, Trading Member
Prospectus [Line Items]
Risk [Text Block]	Trading. Although Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares.
T-REX 2X LONG NOK DAILY TARGET ETF | Large-Capitalization Company Risk Member
Prospectus [Line Items]
Risk [Text Block]
Large-Capitalization Company Risk. Large-Capitalization Company Risk. Large-capitalization companies typically have significant financial resources, extensive product lines and broad markets for their goods and/or services. However, they may be less able to adapt to changing market conditions or to respond quickly to competitive challenges or to changes in business, product, financial, or market conditions and may not be able to maintain growth at rates that may be achieved by well-managed smaller and mid-size companies, which may affect the companies’ returns.

T-REX 2X LONG NOK DAILY TARGET ETF | Industry Concentration Risk, Semiconductor Industry Risk Member
Prospectus [Line Items]
Risk [Text Block]	Communication Equipment Industry Risk. Communication equipment companies can be significantly affected by competitive pressures, rapid technological change, evolving industry standards, global supply chain dependencies, and fluctuations in demand from network operators, enterprises, and consumers. The market for products produced by communication equipment companies is characterized by frequent innovation, short product life cycles, cyclical capital spending by customers, and sensitivity to economic and geopolitical conditions. The success of communication equipment companies depends in substantial part on their ability to anticipate technological shifts, develop products that meet emerging standards, manage complex supply chains, and provide reliable technical support. An unexpected change in regulatory requirements, delays in the deployment of next-generation networks, supply shortages, or rapid product obsolescence could have a material adverse effect on a participant’s operating results. Many communication equipment companies rely on patents, proprietary technologies, and global distribution arrangements to support their businesses. There can be no assurance that such protections and arrangements will be adequate to prevent competitive disadvantages or that rivals will not develop products that are substantially equivalent or superior.
T-REX 2X LONG NOK DAILY TARGET ETF | TER Investing Risk Member
Prospectus [Line Items]
Risk [Text Block]	Investing Risk. Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may perform differently from the market as a whole. In addition to the risks associated generally with investments in equity securities, Nokia faces risks unique to its operations related to competition from global telecommunications equipment providers; dependence on customer capital expenditures for wireless and broadband network deployments, including 5G and future-generation network infrastructure; pricing pressure and margin compression; and the ability to successfully develop, commercialize, and support advanced networking technologies and software platforms.
Nokia’s operating results may be highly sensitive to the timing and scale of telecommunications infrastructure investments, including carrier spending cycles, enterprise demand, and government-supported broadband initiatives. Delays in 5G deployment, slower-than-expected adoption of network upgrades, or reductions in customer spending could materially adversely affect revenues and profitability. Nokia is also subject to risks related to supply-chain management, component availability, cybersecurity, intellectual property rights, and compliance with export controls and trade regulations. Because Nokia operates globally, it faces geopolitical and regulatory risks, including sanctions, trade restrictions, data privacy requirements, and changing telecommunications security standards that may affect customer relationships and market access. Nokia may also face risks associated with strategic restructuring initiatives, acquisitions, divestitures, and integration efforts, including the possibility that expected operational efficiencies or growth opportunities may not be realized. The trading price of Nokia has been and may continue to be volatile, reflecting telecommunications infrastructure spending trends, competitive dynamics, geopolitical developments, technological transitions, foreign currency fluctuations, and investor sentiment toward communications equipment and technology issuers.

T-REX 2X LONG NOK DAILY TARGET ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund may not achieve its leveraged investment objective and there is a risk that you could lose all of your money invested in the Fund.
T-REX 2X LONG NOK DAILY TARGET ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversification Risk. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended. This means it has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers or in financial instruments with a single counterparty or a few counterparties. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer or the credit of a single counterparty and make the Fund more susceptible to risks associated with a single economic, political, or regulatory occurrence than a diversified fund.

T-REX 2X LONG OSS DAILY TARGET ETF | Effects Of Compounding And Market Volatility Risk Member
Prospectus [Line Items]
Risk [Text Block]
Effects of Compounding and Market Volatility Risk. The Fund has a daily leveraged investment objective and the Fund’s performance for periods greater than a trading day will be the result of each day's returns compounded over the period, which is very likely to differ from 200% of OSS’s performance, before fees and expenses. Compounding affects all investments, but has a more significant impact on funds that are leveraged and that rebalance daily and becomes more pronounced as volatility and holding periods increase. The impact of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of OSS during the shareholder’s holding period of an investment in the Fund.

The chart below provides examples of how OSS volatility and its return could affect the Fund’s performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) OSS volatility; b) OSS performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) dividends or interest paid with respect to OSS. The chart below illustrates the impact of two principal factors – volatility and performance – on Fund performance. The chart shows estimated Fund returns for a number of combinations of OSS volatility and OSS performance over a one-year period. Performance shown in the chart assumes that: (i) no dividends were paid with respect to OSS; (ii) there were no Fund expenses; and (iii) borrowing/lending rates (to obtain leveraged exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be different than those shown. Particularly during periods of higher volatility, compounding will cause results for periods longer than a trading day to vary from 200% of the performance of OSS.

During periods of higher OSS volatility, the volatility of OSS may affect the Fund’s return as much as, or more than, the return of OSS. The impact of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of OSS during a shareholder’s holding period of an investment in the Fund.

As shown in the chart below, the Fund would be expected to lose 6.1% if OSS provided no return over a one-year period during which OSS experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if OSS’s return is flat. For instance, if OSS’s annualized volatility is 100%, the Fund would be expected to lose 63.2% of its value, even if the cumulative return for the year was 0%. Areas shaded red (or dark gray) represent those scenarios where the Fund can be expected to return less than 200% of the performance of OSS and those shaded green (or light gray) represent those scenarios where the Fund can be expected to return more than 200% of the performance of OSS. The table below is not a representation of the Fund’s actual returns, which may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in “Daily Correlation Risk” below.

One Year	200% One Year	Volatility Rate
Return	Return	10%	25%	50%	75%	100%
-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%
-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%
-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%
-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%
0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%
10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%
20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%
30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%
40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%
50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%
60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%

OSS’s annualized historical daily volatility rate for the five-year period ended December 31, 2025 was 78.29%. OSS’s annualized daily volatility rates were as follows:

2021    88.41%
2022    38.71%
2023    66.79%
2024    88.13%
2025    95.50%

OSS’s annualized performance for the five-year period ended December 31, 2025 was 12.40%. Historical volatility and performance are not indications of what OSS volatility and performance will be in the future. OSS’s stock price may be more volatile, and may fluctuate more than the market. By way of example, currently, the 52-week high stock price for OSS is $20.88 on June 2, 2026 and the 52-week low stock price for OSS is $4.17, which occurred on November 21, 2025. OSS’s 52-week high and low stock price may change significantly over a short period of time.
For information regarding the effects of volatility and performance on the long-term performance of the Fund, see “Additional Information About Investment Techniques and Policies.”

T-REX 2X LONG OSS DAILY TARGET ETF | Leverage Risk Member
Prospectus [Line Items]
Risk [Text Block]
Leverage Risk. The Fund obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are adverse to its investment objective than a fund that does not utilize leverage. An investment in the Fund is exposed to the risk that a decline in the daily performance of OSS will be magnified. This means that an investment in the Fund will be reduced by an amount equal to 2% for every 1% daily decline in OSS, not including the costs of financing leverage and other operating expenses, which would further reduce its value. The Fund could theoretically lose an amount greater than its net assets in the event of a security decline of more than 50%. This would result in a total loss of a shareholder’s investment in one day even if OSS subsequently moves in the opposite direction and eliminates all or a portion of its earlier daily change. A total loss may occur in a single day even if OSS does not lose all of its value. Leverage will also have the effect of magnifying any differences in the Fund’s correlation with OSS and may increase the volatility of the Fund.

To the extent that the instruments utilized by the Fund are thinly traded or have a limited market, the Fund may be unable to meet its investment objective due to a lack of available investments or counterparties. During such periods, the Fund’s ability to issue additional Creation Units may be adversely affected. As a result, the Fund’s shares could trade at a premium or discount to their net asset value and/or the bid-ask spread of the Fund’s shares could widen. Under such circumstances, the Fund may increase its transaction fee, change its investment objective by, for example, seeking to track an alternative security, reduce its leverage or close. In such circumstances, the Fund’s investment adviser will consult with counsel to the Trust and its Board of Trustees, and if determined to be necessary, the Fund will amend and/or supplement the prospectus as promptly as feasible under the circumstances to include appropriate disclosures.
T-REX 2X LONG OSS DAILY TARGET ETF | Derivatives Risk Member
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. Investing in derivatives may be considered aggressive and may expose the Fund to greater risks, and may result in larger losses or smaller gains, than investing directly in the reference assets underlying those derivatives, which may prevent the Fund from achieving its investment objective.

The Fund expects to use swap agreements to achieve its investment objective. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other investments, including risk related to the market, leverage, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty, liquidity, valuation, and legal restrictions. The performance of a derivative may not track the performance of its reference asset, including due to fees and other costs associated with it. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of the amount initially invested. As a result, the value of an investment in the Fund may change quickly and without warning. Additionally, any financing, borrowing or other costs associated with using derivatives may also have the effect of lowering the Fund’s return. Such costs may increase as interest rates rise.

Swap Agreements. Swap agreements are entered into with financial institutions for a specified period which may range from one day to more than one year. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a reference asset. Swap agreements are generally traded over-the-counter, and therefore, may not receive as much regulatory protection as exchange-traded instruments, which may expose investors to significant losses.

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivatives portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy and the Fund may not achieve its investment objective. To the extent that the Fund exceeds the level of value at risk for an extended period, the Fund may amend and/or supplement its prospectus as promptly as feasible under the particular circumstances to include appropriate adjustments to its investment strategy and if necessary, the Fund’s name.

Call Options. The use of call options involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which is affected by fiscal and monetary policies and by national and international politics, changes in the actual or implied volatility or the reference asset, and the time remaining until the expiration of the option contract and economic events. The values of the options contracts in which the Fund invests are substantially influenced by the value of the underlying instrument. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to expiry, the value of an option generally does not increase or decrease at the same rate as the underlying instrument. There may at times be an imperfect correlation between the movement in values of options contracts and the reference asset, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. As the options contracts are exercised or expire the Fund may enter into new options contracts, a practice referred to as rolling.

FLEX Options. The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. The value of the FLEX Options prior to the expiration date may vary because of related factors other than the value of the reference asset. Factors that may influence the value of the FLEX Options, other than gains or losses in the reference asset, may include interest rate changes, changing supply and demand, decreased liquidity of the FLEX Options, and changing volatility levels of the reference asset. FLEX Options are listed on an exchange; however, it is not guaranteed that a liquid secondary trading market will exist. In the event that trading in the FLEX Options is limited or absent, the value of the FLEX Options may decrease.

T-REX 2X LONG OSS DAILY TARGET ETF | Counterparty Risk Member
Prospectus [Line Items]
Risk [Text Block]
Counterparty Risk. A counterparty may be unwilling or unable to make timely payments to meet its contractual obligations or may fail to return holdings that are subject to the agreement with the counterparty. If the counterparty or its affiliate becomes insolvent, bankrupt or defaults on its payment obligations to the Fund, the value of an investment held by the Fund may decline. Additionally, if any collateral posted by the counterparty for the benefit of the Fund is insufficient or there are delays in the Fund’s ability to access such collateral, the Fund may not be able to achieve its leveraged investment objective.

In addition, the Fund may enter into swap agreements with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective. The risk of a limited number of counterparties may be, and historically has been, particularly accentuated during times of significant market volatility. During times of significant market volatility, the costs to enter into the swaps that the Fund utilizes may increase significantly, which may negatively impact the Fund’s returns. While the objective of the Fund is to seek daily investment results, before fees and expenses, of 200% of the daily performance of OSS, it is important for investors to understand that significant increases in the costs of entering into the swaps may negatively impact investment results after fees and expenses.

T-REX 2X LONG OSS DAILY TARGET ETF | Rebalancing Risk Member
Prospectus [Line Items]
Risk [Text Block]
Rebalancing Risk. If for any reason the Fund is unable to rebalance all or a part of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with its investment objective. In these instances, the Fund may have investment exposure to OSS that is significantly greater or significantly less than its stated multiple. The Fund may be more exposed to leverage risk than if it had been properly rebalanced and may not achieve its investment objective, leading to significantly greater losses or reduced gains.

T-REX 2X LONG OSS DAILY TARGET ETF | Intra-Day Investment Risk Member
Prospectus [Line Items]
Risk [Text Block]
Intra-Day Investment Risk. The Fund seeks leveraged investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the value of OSS at the market close on the first trading day and the value of OSS at the time of purchase. If OSS gains value, the Fund’s net assets will rise by the same amount as the Fund’s exposure. Conversely, if OSS declines, the Fund’s net assets will decline by the same amount as the Fund’s exposure. Thus, an investor that purchases shares intra-day may experience performance that is greater than, or less than, the Fund’s stated multiple of OSS.

If there is a significant intra-day market event and/or the securities experience a significant change in value, the Fund may not meet its investment objective, may not be able to rebalance its portfolio appropriately, or may experience significant premiums or discounts, or widened bid-ask spreads. Additionally, the Fund may close to purchases and sales of shares (“Shares”) prior to the close of trading on the Exchange and incur significant losses.

T-REX 2X LONG OSS DAILY TARGET ETF | Daily Correlation Risk Member
Prospectus [Line Items]
Risk [Text Block]
Daily Correlation Risk. There is no guarantee that the Fund will achieve a high degree of correlation to OSS and therefore achieve its daily leveraged investment objective. The Fund’s exposure to OSS is impacted by OSS’s movement. Because of this, it is unlikely that the Fund will be perfectly exposed to OSS at the end of each day. The possibility of the Fund being materially over- or under-exposed to OSS increases on days when OSS is volatile near the close of the trading day. Market disruptions, regulatory restrictions and high volatility will also adversely affect the Fund’s ability to adjust exposure to the required levels.

The Fund may have difficulty achieving its daily leveraged investment objective for many reasons, including fees, expenses, transaction costs, financing costs related to the use of derivatives, accounting standards and their application to income items, disruptions, illiquid or high volatility in the markets for the securities or financial instruments in which the Fund invests, early and unanticipated closings of the markets on which the holdings of the Fund trade, resulting in the inability of the Fund to execute intended portfolio transactions, regulatory and tax considerations, which may cause the Fund to hold (or not to hold) OSS. The Fund may take or refrain from taking positions in order to improve tax efficiency, comply with regulatory restrictions, or for other reasons, each of which may negatively affect the Fund’s desired correlation with OSS. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to OSS. Additionally, the Fund’s underlying investments and/or reference assets may trade on markets that may not be open on the same day as the Fund, which may cause a difference between the changes in the daily performance of the Fund and changes in the performance of OSS. Any of these factors could decrease the correlation between the performance of the Fund and OSS and may hinder the Fund’s ability to meet its daily leveraged investment objective on or around that day.

T-REX 2X LONG OSS DAILY TARGET ETF | Market Risk Member
Prospectus [Line Items]
Risk [Text Block]
Market Risk. The Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, general market liquidity, exchange trading suspensions and closures, and public health risks. The Fund is subject to the risk that geopolitical events will disrupt markets and adversely affect global economies, markets, and exchanges. Local, regional, or global events such as war, acts of terrorism, natural disasters, the spread of infectious illness or other public health issues, conflicts and social unrest or other events could have a significant impact on the Fund, its investments, and the Fund’s ability to achieve its investment objective.

T-REX 2X LONG OSS DAILY TARGET ETF | Indirect Investment Risk Member
Prospectus [Line Items]
Risk [Text Block]
Indirect Investment Risk. OSS is not affiliated with the Trust, the Adviser, or any affiliates thereof and is not involved with this offering in any way, and has no obligation to consider the Fund in taking any corporate actions that might affect the value of the Fund. Neither the Trust, the Fund nor any affiliate is responsible for the performance of OSS and make no representation as to the performance of OSS. Investing in the Fund is not equivalent to investing in OSS. Fund shareholders will not have voting rights or rights to receive dividends or other distributions or any other rights with respect to OSS.

T-REX 2X LONG OSS DAILY TARGET ETF | Underlying Security Investing Risk Member
Prospectus [Line Items]
Risk [Text Block]	Underlying Security Investing Risk. Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.
T-REX 2X LONG OSS DAILY TARGET ETF | Regulatory Risk Member
Prospectus [Line Items]
Risk [Text Block]
Regulatory Risk. The Fund is subject to the risk that a change in U.S. law and related regulations will impact the way a Fund operates, increase the particular costs of the Fund's operations and/or change the competitive landscape. Additional legislative or regulatory changes could occur that may materially and adversely affect the Fund.

T-REX 2X LONG OSS DAILY TARGET ETF | Technology Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]
Technology Sector Risk.    The market prices of technology-related securities tend to exhibit a greater degree of market risk and sharp price fluctuations than other types of securities. These securities may fall in and out of favor with investors rapidly, which may cause sudden selling and dramatically lower market prices. Technology securities may be affected by intense competition, obsolescence of existing technology, general economic conditions and government regulation and may have limited product lines, markets, financial resources, or personnel. Technology companies may experience dramatic and often unpredictable changes in growth rates and competition for qualified personnel. These companies are also heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely impact a company’s profitability. A small number of companies represent a large portion of the technology industry. In addition, a rising interest rate environment tends to negatively affect technology companies, those technology companies seeking to finance expansion would have increased borrowing costs, which may negatively impact earnings. Technology companies having high market valuations may appear less attractive to investors, which may cause sharp decreases in their market prices.

T-REX 2X LONG OSS DAILY TARGET ETF | Industry Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]
Industry Concentration Risk. The Fund will be concentrated in the industry to which OSS is assigned (i.e., hold more than 25% of its total assets in investments that provide exposure to the industry to which OSS is assigned). A portfolio concentrated in a particular industry may present more risks than a portfolio broadly diversified over several industries. As of the date of this prospectus, OSS is assigned to the computer hardware industry.

•Computer Hardware Industry Risk. Computer hardware companies are subject to risks associated with the technology sector generally, including rapid technological change, product obsolescence, short product life cycles, and intense competition. Computer hardware companies may be adversely affected by pricing pressures, supply chain disruptions, semiconductor shortages, changing consumer and enterprise demand, and the inability to successfully develop or market new products. These companies may also face risks related to manufacturing and component costs, dependence on third-party suppliers, cybersecurity threats, intellectual property disputes, and evolving industry standards. In addition, computer hardware companies may be sensitive to global trade policies, tariffs, and fluctuations in economic conditions that impact capital spending and consumer purchasing behavior. Securities of computer hardware companies may experience significant volatility and may be particularly sensitive to market expectations regarding innovation, growth, and profitability.

T-REX 2X LONG OSS DAILY TARGET ETF | Fixed Income Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Fixed Income Securities Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.
T-REX 2X LONG OSS DAILY TARGET ETF | Money Market Instrument Risk Member
Prospectus [Line Items]
Risk [Text Block]
Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Money market funds may be subject to credit risk with respect to the debt instruments in which they invest. Depository accounts may be subject to credit risk with respect to the financial institution in which the depository account is held. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments may lose money.

T-REX 2X LONG OSS DAILY TARGET ETF | Liquidity Risk Member
Prospectus [Line Items]
Risk [Text Block]
Liquidity Risk. Holdings of the Fund may be difficult to buy or sell or may be illiquid, particularly during times of market turmoil. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to buy or sell an illiquid security or derivative instrument at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions may prevent the Fund from limiting losses, realizing gains, or achieving a high correlation with OSS. There is no assurance that a security or derivative instrument that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund. To the extent that OSS value increases or decreases significantly, the Fund may be one of many market participants that are attempting to transact in the OSS. Under such circumstances, the market for OSS may lack sufficient liquidity for all market participants' trades. Therefore, the Fund may have more difficulty transacting in the securities or financial instruments and the Fund's transactions could exacerbate the price changes of OSS and may impact the ability of the Fund to achieve its investment objective.

In certain cases, the market for OSS and/or Fund may lack sufficient liquidity for all market participants' trades. Therefore, the Fund may have difficulty transacting in it and/or in correlated investments, such as swap contracts. Further, the Fund's transactions could exacerbate illiquidity and volatility in the price of OSS and correlated derivative instruments.

T-REX 2X LONG OSS DAILY TARGET ETF | Early Close/Trading Halt Risk Member
Prospectus [Line Items]
Risk [Text Block]
Early Close/Trading Halt Risk. Although an underlying security’s shares are listed for trading on an exchange, there can be no assurance that an active trading market for such shares will be available at all times. An exchange or market may close or issue trading halts on specific securities or financial instruments, including the shares of the Fund. Under such circumstances, the ability to buy or sell certain portfolio securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell investments for its portfolio, may disrupt the Fund’s creation/redemption process, and may temporarily prevent investors from buying and selling shares of the Fund. In addition, the Fund may be unable to accurately price its investments, may fail to achieve performance that is correlated with OSS and may incur substantial losses. If there is a significant intra-day market event and/or OSS experiences a significant price increase or decrease, the Fund may not meet its investment objective or rebalance its portfolio appropriately. Additionally, the Fund may close to purchases and sales of Shares prior to the close of regular trading on the exchange and incur significant losses.

T-REX 2X LONG OSS DAILY TARGET ETF | Equity Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Equity Securities Risk. Publicly issued equity securities, including common stocks, are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests, and/or has exposure to, will cause the net asset value of the Fund to fluctuate. The Fund’s direct investments in common stock of OSS does not provide leveraged exposure to OSS and, as a result, if the Fund invests directly in common stock of OSS to a greater extent, the Fund may not achieve its 200% daily investment objective.

T-REX 2X LONG OSS DAILY TARGET ETF | Cash Transaction Risk Member
Prospectus [Line Items]
Risk [Text Block]
Cash Transaction Risk. The Fund intends to effect creations and redemptions for cash rather than for in-kind securities. As a result, the Fund may not be tax efficient and may incur brokerage costs related to buying and selling securities to achieve its investment objective thus incurring additional expenses than if it had effected creations and redemptions in kind. To the extent that such costs are not offset by transaction fees paid by an authorized participant, the Fund may bear such costs, which will decrease the Fund’s net asset value.

T-REX 2X LONG OSS DAILY TARGET ETF | Tax Risk Member
Prospectus [Line Items]
Risk [Text Block]
Tax Risk. In order to qualify for the special tax treatment accorded a regulated investment company (“RIC”) and its shareholders, the Fund must derive at least 90% of its gross income for each taxable year from “qualifying income,” meet certain asset diversification tests at the end of each taxable quarter, and meet annual distribution requirements. The Fund’s pursuit of its investment strategy will potentially be limited by the Fund’s intention to qualify for such treatment and could adversely affect the Fund’s ability to so qualify. The Fund may make certain investments, the treatment of which for these purposes is unclear. If, in any year, the Fund were to fail to qualify for the special tax treatment accorded a RIC and its shareholders, and were ineligible to or were not to cure such failure, the Fund would be taxed in the same manner as an ordinary corporation subject to U.S. federal income tax on all its income at the fund level. The resulting taxes could substantially reduce the Fund’s net assets and the amount of income available for distribution. In addition, in order to requalify for taxation as a RIC, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions. Please see the section entitled “Taxes” in the Statement of Additional Information for more information.

T-REX 2X LONG OSS DAILY TARGET ETF | ETF Risks Member
Prospectus [Line Items]
Risk [Text Block]
ETF Risks. The Fund is an exchange-traded fund, and, as a result of an ETF’s structure, it is exposed to the following risks:

•Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

•Cash Redemption Risk. The Fund intends to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

•Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

•Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility.
This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

•Trading. Although Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares.

T-REX 2X LONG OSS DAILY TARGET ETF | ETF Risks, Authorized Participants, Market Makers, And Liquidity Providers Limitation Risk Member
Prospectus [Line Items]
Risk [Text Block]	Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
T-REX 2X LONG OSS DAILY TARGET ETF | ETF Risks, Cash Redemption Risk Member
Prospectus [Line Items]
Risk [Text Block]	Cash Redemption Risk. The Fund intends to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.
T-REX 2X LONG OSS DAILY TARGET ETF | ETF Risks, Costs Of Buying Or Selling Shares Member
Prospectus [Line Items]
Risk [Text Block]	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.
T-REX 2X LONG OSS DAILY TARGET ETF | New Fund Risk Member
Prospectus [Line Items]
Risk [Text Block]
New Fund Risk. As of the date of this prospectus, the Fund has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Fund’s market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

T-REX 2X LONG OSS DAILY TARGET ETF | ETF Risks, Shares May Trade At Prices Other Than NAV Member
Prospectus [Line Items]
Risk [Text Block]	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.
T-REX 2X LONG OSS DAILY TARGET ETF | ETF Risks, Trading Member
Prospectus [Line Items]
Risk [Text Block]	Trading. Although Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares.
T-REX 2X LONG OSS DAILY TARGET ETF | Mid-Capitalization Company Risk Member
Prospectus [Line Items]
Risk [Text Block]
Small-Capitalization Company Risk. Small-capitalization companies generally have more limited financial and managerial resources, less diversified business operations, and smaller market shares than larger companies. As a result, they may be more vulnerable to adverse business or economic developments, and their securities may be subject to greater price fluctuations and lower trading volumes. Small-cap companies may also be less able to obtain financing on favorable terms or to withstand competitive and economic pressures, which could negatively impact their performance and returns.

T-REX 2X LONG OSS DAILY TARGET ETF | Industry Concentration Risk, Semiconductor Industry Risk Member
Prospectus [Line Items]
Risk [Text Block]	Risk. Computer hardware companies are subject to risks associated with the technology sector generally, including rapid technological change, product obsolescence, short product life cycles, and intense competition. Computer hardware companies may be adversely affected by pricing pressures, supply chain disruptions, semiconductor shortages, changing consumer and enterprise demand, and the inability to successfully develop or market new products. These companies may also face risks related to manufacturing and component costs, dependence on third-party suppliers, cybersecurity threats, intellectual property disputes, and evolving industry standards. In addition, computer hardware companies may be sensitive to global trade policies, tariffs, and fluctuations in economic conditions that impact capital spending and consumer purchasing behavior. Securities of computer hardware companies may experience significant volatility and may be particularly sensitive to market expectations regarding innovation, growth, and profitability.
T-REX 2X LONG OSS DAILY TARGET ETF | TSEM Investing Risk Member
Prospectus [Line Items]
Risk [Text Block]	Investing Risk. Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. OSS common stock may perform differently from the market as a whole. In addition to the risks associated generally with investments in equity securities, OSS faces risks unique to its operations related to dependence on customer demand for AI, edge computing, and high-performance computing solutions; customer concentration, including reliance on government, defense, or large enterprise customers; long sales cycles and procurement processes; and competition from larger and better-capitalized technology and systems providers.

OSS’s operating results may be highly sensitive to changes in technology spending, defense budgets, AI infrastructure investment trends, and customer deployment schedules. Delays in contract awards, program funding, product qualification, or customer adoption could materially adversely affect revenues and operating performance. OSS is also subject to risks related to supply-chain constraints, component shortages, manufacturing execution, and dependence on third-party suppliers, including suppliers of GPUs, semiconductors, and other specialized hardware components. Rapid technological change and evolving customer requirements may require substantial ongoing investment in product development and engineering capabilities. OSS may face risks associated with government contracting and regulatory compliance, including procurement rules, cybersecurity standards, export controls, and restrictions applicable to defense-related technologies. OSS is also exposed to risks related to intellectual property protection, cybersecurity threats, and product reliability. The trading price of OSS has been and may continue to be highly volatile, reflecting the company’s small market capitalization, exposure to emerging AI and edge computing markets, customer concentration, evolving growth expectations, and investor sentiment toward technology and defense-related issuers.

T-REX 2X LONG OSS DAILY TARGET ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund may not achieve its leveraged investment objective and there is a risk that you could lose all of your money invested in the Fund.
T-REX 2X LONG OSS DAILY TARGET ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversification Risk. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended. This means it has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers or in financial instruments with a single counterparty or a few counterparties. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer or the credit of a single counterparty and make the Fund more susceptible to risks associated with a single economic, political, or regulatory occurrence than a diversified fund.

T-REX 2X LONG PENG DAILY TARGET ETF | Effects Of Compounding And Market Volatility Risk Member
Prospectus [Line Items]
Risk [Text Block]
Effects of Compounding and Market Volatility Risk. The Fund has a daily leveraged investment objective and the Fund’s performance for periods greater than a trading day will be the result of each day's returns compounded over the period, which is very likely to differ from 200% of PENG’s performance, before fees and expenses. Compounding affects all investments, but has a more significant impact on funds that are leveraged and that rebalance daily and becomes more pronounced as volatility and holding periods increase. The impact of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of PENG during the shareholder’s holding period of an investment in the Fund.

The chart below provides examples of how PENG volatility and its return could affect the Fund’s performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) PENG volatility; b) PENG performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) dividends or interest paid with respect to PENG. The chart below illustrates the impact of two principal factors – volatility and performance – on Fund performance. The chart shows estimated Fund returns for a number of combinations of PENG volatility and PENG performance over a one-year period. Performance shown in the chart assumes that: (i) no dividends were paid with respect to PENG; (ii) there were no Fund expenses; and (iii) borrowing/lending rates (to obtain leveraged exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be different than those shown. Particularly during periods of higher volatility, compounding will cause results for periods longer than a trading day to vary from 200% of the performance of PENG.

During periods of higher PENG volatility, the volatility of PENG may affect the Fund’s return as much as, or more than, the return of PENG. The impact of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of PENG during a shareholder’s holding period of an investment in the Fund.

As shown in the chart below, the Fund would be expected to lose 6.1% if PENG provided no return over a one-year period during which PENG experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if PENG’s return is flat. For instance, if PENG’s annualized volatility is 100%, the Fund would be expected to lose 63.2% of its value, even if the cumulative return for the year was 0%. Areas shaded red (or dark gray) represent those scenarios where the Fund can be expected to return less than 200% of the performance of PENG and those shaded green (or light gray) represent those scenarios where the Fund can be expected to return more than 200% of the performance of PENG. The table below is not a representation of the Fund’s actual returns, which may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in “Daily Correlation Risk” below.

One Year	200% One Year	Volatility Rate
Return	Return	10%	25%	50%	75%	100%
-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%
-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%
-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%
-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%
0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%
10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%
20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%
30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%
40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%
50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%
60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%

PENG’s annualized historical daily volatility rate for the five-year period ended December 31, 2025 was 56.58%. PENG’s annualized daily volatility rates were as follows:

2021    51.31%
2022    54.10%
2023    62.30%
2024    61.84%
2025    52.36%

PENG’s annualized performance for the five-year period ended December 31, 2025 was 0.78%. Historical volatility and performance are not indications of what PENG volatility and performance will be in the future. PENG’s stock price may be more volatile, and may fluctuate more than the market. By way of example, currently, the 52-week high stock price for PENG is $89.86 on July 9, 2026 and the 52-week low stock price for PENG is $16.04, which occurred on March 30, 2026. PENG’s 52-week high and low stock price may change significantly over a short period of time.
For information regarding the effects of volatility and performance on the long-term performance of the Fund, see “Additional Information About Investment Techniques and Policies.”

T-REX 2X LONG PENG DAILY TARGET ETF | Leverage Risk Member
Prospectus [Line Items]
Risk [Text Block]
Leverage Risk. The Fund obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are adverse to its investment objective than a fund that does not utilize leverage. An investment in the Fund is exposed to the risk that a decline in the daily performance of PENG will be magnified. This means that an investment in the Fund will be reduced by an amount equal to 2% for every 1% daily decline in PENG, not including the costs of financing leverage and other operating expenses, which would further reduce its value. The Fund could theoretically lose an amount greater than its net assets in the event of a security decline of more than 50%. This would result in a total loss of a shareholder’s investment in one day even if PENG subsequently moves in the opposite direction and eliminates all or a portion of its earlier daily change. A total loss may occur in a single day even if PENG does not lose all of its value. Leverage will also have the effect of magnifying any differences in the Fund’s correlation with PENG and may increase the volatility of the Fund.

To the extent that the instruments utilized by the Fund are thinly traded or have a limited market, the Fund may be unable to meet its investment objective due to a lack of available investments or counterparties. During such periods, the Fund’s ability to issue additional Creation Units may be adversely affected. As a result, the Fund’s shares could trade at a premium or discount to their net asset value and/or the bid-ask spread of the Fund’s shares could widen. Under such circumstances, the Fund may increase its transaction fee, change its investment objective by, for example, seeking to track an alternative security, reduce its leverage or close. In such circumstances, the Fund’s investment adviser will consult with counsel to the Trust and its Board of Trustees, and if determined to be necessary, the Fund will amend and/or supplement the prospectus as promptly as feasible under the circumstances to include appropriate disclosures.
T-REX 2X LONG PENG DAILY TARGET ETF | Derivatives Risk Member
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. Investing in derivatives may be considered aggressive and may expose the Fund to greater risks, and may result in larger losses or smaller gains, than investing directly in the reference assets underlying those derivatives, which may prevent the Fund from achieving its investment objective.

The Fund expects to use swap agreements to achieve its investment objective. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other investments, including risk related to the market, leverage, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty, liquidity, valuation, and legal restrictions. The performance of a derivative may not track the performance of its reference asset, including due to fees and other costs associated with it. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of the amount initially invested. As a result, the value of an investment in the Fund may change quickly and without warning. Additionally, any financing, borrowing or other costs associated with using derivatives may also have the effect of lowering the Fund’s return. Such costs may increase as interest rates rise.

Swap Agreements. Swap agreements are entered into with financial institutions for a specified period which may range from one day to more than one year. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a reference asset. Swap agreements are generally traded over-the-counter, and therefore, may not receive as much regulatory protection as exchange-traded instruments, which may expose investors to significant losses.

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivatives portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy and the Fund may not achieve its investment objective. To the extent that the Fund exceeds the level of value at risk for an extended period, the Fund may amend and/or supplement its prospectus as promptly as feasible under the particular circumstances to include appropriate adjustments to its investment strategy and if necessary, the Fund’s name.

Call Options. The use of call options involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which is affected by fiscal and monetary policies and by national and international politics, changes in the actual or implied volatility or the reference asset, and the time remaining until the expiration of the option contract and economic events. The values of the options contracts in which the Fund invests are substantially influenced by the value of the underlying instrument. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to expiry, the value of an option generally does not increase or decrease at the same rate as the underlying instrument. There may at times be an imperfect correlation between the movement in values of options contracts and the reference asset, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. As the options contracts are exercised or expire the Fund may enter into new options contracts, a practice referred to as rolling.

FLEX Options. The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. The value of the FLEX Options prior to the expiration date may vary because of related factors other than the value of the reference asset. Factors that may influence the value of the FLEX Options, other than gains or losses in the reference asset, may include interest rate changes, changing supply and demand, decreased liquidity of the FLEX Options, and changing volatility levels of the reference asset. FLEX Options are listed on an exchange; however, it is not guaranteed that a liquid secondary trading market will exist. In the event that trading in the FLEX Options is limited or absent, the value of the FLEX Options may decrease.

T-REX 2X LONG PENG DAILY TARGET ETF | Counterparty Risk Member
Prospectus [Line Items]
Risk [Text Block]
Counterparty Risk. A counterparty may be unwilling or unable to make timely payments to meet its contractual obligations or may fail to return holdings that are subject to the agreement with the counterparty. If the counterparty or its affiliate becomes insolvent, bankrupt or defaults on its payment obligations to the Fund, the value of an investment held by the Fund may decline. Additionally, if any collateral posted by the counterparty for the benefit of the Fund is insufficient or there are delays in the Fund’s ability to access such collateral, the Fund may not be able to achieve its leveraged investment objective.

In addition, the Fund may enter into swap agreements with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective. The risk of a limited number of counterparties may be, and historically has been, particularly accentuated during times of significant market volatility. During times of significant market volatility, the costs to enter into the swaps that the Fund utilizes may increase significantly, which may negatively impact the Fund’s returns. While the objective of the Fund is to seek daily investment results, before fees and expenses, of 200% of the daily performance of PENG, it is important for investors to understand that significant increases in the costs of entering into the swaps may negatively impact investment results after fees and expenses.

T-REX 2X LONG PENG DAILY TARGET ETF | Rebalancing Risk Member
Prospectus [Line Items]
Risk [Text Block]
Rebalancing Risk. If for any reason the Fund is unable to rebalance all or a part of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with its investment objective. In these instances, the Fund may have investment exposure to PENG that is significantly greater or significantly less than its stated multiple. The Fund may be more exposed to leverage risk than if it had been properly rebalanced and may not achieve its investment objective, leading to significantly greater losses or reduced gains.

T-REX 2X LONG PENG DAILY TARGET ETF | Intra-Day Investment Risk Member
Prospectus [Line Items]
Risk [Text Block]
Intra-Day Investment Risk. The Fund seeks leveraged investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the value of PENG at the market close on the first trading day and the value of PENG at the time of purchase. If PENG gains value, the Fund’s net assets will rise by the same amount as the Fund’s exposure. Conversely, if PENG declines, the Fund’s net assets will decline by the same amount as the Fund’s exposure. Thus, an investor that purchases shares intra-day may experience performance that is greater than, or less than, the Fund’s stated multiple of PENG.

If there is a significant intra-day market event and/or the securities experience a significant change in value, the Fund may not meet its investment objective, may not be able to rebalance its portfolio appropriately, or may experience significant premiums or discounts, or widened bid-ask spreads. Additionally, the Fund may close to purchases and sales of shares (“Shares”) prior to the close of trading on the Exchange and incur significant losses.

T-REX 2X LONG PENG DAILY TARGET ETF | Daily Correlation Risk Member
Prospectus [Line Items]
Risk [Text Block]
Daily Correlation Risk. There is no guarantee that the Fund will achieve a high degree of correlation to PENG and therefore achieve its daily leveraged investment objective. The Fund’s exposure to PENG is impacted by PENG’s movement. Because of this, it is unlikely that the Fund will be perfectly exposed to PENG at the end of each day. The possibility of the Fund being materially over- or under-exposed to PENG increases on days when PENG is volatile near the close of the trading day. Market disruptions, regulatory restrictions and high volatility will also adversely affect the Fund’s ability to adjust exposure to the required levels.

The Fund may have difficulty achieving its daily leveraged investment objective for many reasons, including fees, expenses, transaction costs, financing costs related to the use of derivatives, accounting standards and their application to income items, disruptions, illiquid or high volatility in the markets for the securities or financial instruments in which the Fund invests, early and unanticipated closings of the markets on which the holdings of the Fund trade, resulting in the inability of the Fund to execute intended portfolio transactions, regulatory and tax considerations, which may cause the Fund to hold (or not to hold) PENG. The Fund may take or refrain from taking positions in order to improve tax efficiency, comply with regulatory restrictions, or for other reasons, each of which may negatively affect the Fund’s desired correlation with PENG. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to PENG. Additionally, the Fund’s underlying investments and/or reference assets may trade on markets that may not be open on the same day as the Fund, which may cause a difference between the changes in the daily performance of the Fund and changes in the performance of PENG. Any of these factors could decrease the correlation between the performance of the Fund and PENG and may hinder the Fund’s ability to meet its daily leveraged investment objective on or around that day.

T-REX 2X LONG PENG DAILY TARGET ETF | Market Risk Member
Prospectus [Line Items]
Risk [Text Block]
Market Risk. The Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, general market liquidity, exchange trading suspensions and closures, and public health risks. The Fund is subject to the risk that geopolitical events will disrupt markets and adversely affect global economies, markets, and exchanges. Local, regional, or global events such as war, acts of terrorism, natural disasters, the spread of infectious illness or other public health issues, conflicts and social unrest or other events could have a significant impact on the Fund, its investments, and the Fund’s ability to achieve its investment objective.

T-REX 2X LONG PENG DAILY TARGET ETF | Indirect Investment Risk Member
Prospectus [Line Items]
Risk [Text Block]
Indirect Investment Risk. PENG is not affiliated with the Trust, the Adviser, or any affiliates thereof and is not involved with this offering in any way, and has no obligation to consider the Fund in taking any corporate actions that might affect the value of the Fund. Neither the Trust, the Fund nor any affiliate is responsible for the performance of PENG and make no representation as to the performance of PENG. Investing in the Fund is not equivalent to investing in PENG. Fund shareholders will not have voting rights or rights to receive dividends or other distributions or any other rights with respect to PENG.

T-REX 2X LONG PENG DAILY TARGET ETF | Underlying Security Investing Risk Member
Prospectus [Line Items]
Risk [Text Block]	Underlying Security Investing Risk. Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.
T-REX 2X LONG PENG DAILY TARGET ETF | Regulatory Risk Member
Prospectus [Line Items]
Risk [Text Block]
Regulatory Risk. The Fund is subject to the risk that a change in U.S. law and related regulations will impact the way a Fund operates, increase the particular costs of the Fund's operations and/or change the competitive landscape. Additional legislative or regulatory changes could occur that may materially and adversely affect the Fund.

T-REX 2X LONG PENG DAILY TARGET ETF | Technology Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]
Technology Sector Risk.    The market prices of technology-related securities tend to exhibit a greater degree of market risk and sharp price fluctuations than other types of securities. These securities may fall in and out of favor with investors rapidly, which may cause sudden selling and dramatically lower market prices. Technology securities may be affected by intense competition, obsolescence of existing technology, general economic conditions and government regulation and may have limited product lines, markets, financial resources, or personnel. Technology companies may experience dramatic and often unpredictable changes in growth rates and competition for qualified personnel. These companies are also heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely impact a company’s profitability. A small number of companies represent a large portion of the technology industry. In addition, a rising interest rate environment tends to negatively affect technology companies, those technology companies seeking to finance expansion would have increased borrowing costs, which may negatively impact earnings. Technology companies having high market valuations may appear less attractive to investors, which may cause sharp decreases in their market prices.

T-REX 2X LONG PENG DAILY TARGET ETF | Industry Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]
Industry Concentration Risk. The Fund will be concentrated in the industry to which PENG is assigned (i.e., hold more than 25% of its total assets in investments that provide exposure to the industry to which PENG is assigned). A portfolio concentrated in a particular industry may present more risks than a portfolio broadly diversified over several industries. As of the date of this prospectus, PENG is assigned to the information technology services industry.

•Information Technology Services Risk. Information technology services companies are subject to risks associated with the technology sector generally, including rapid technological change, evolving customer demands, cybersecurity threats, and intense competition. Information technology services companies may be adversely affected by pricing pressures, project delays or cancellations, dependence on key clients or contracts, and the inability to attract and retain skilled personnel. These companies may also face risks related to service disruptions, data privacy and protection requirements, reliance on third-party vendors or infrastructure providers, and changing regulatory standards. In addition, information technology services companies may be sensitive to reductions in corporate information technology spending, economic downturns, and shifts in outsourcing or digital transformation trends. Securities of information technology services companies may experience significant volatility and may be particularly sensitive to market expectations regarding growth, profitability, and technological innovation.

T-REX 2X LONG PENG DAILY TARGET ETF | Fixed Income Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Fixed Income Securities Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.
T-REX 2X LONG PENG DAILY TARGET ETF | Money Market Instrument Risk Member
Prospectus [Line Items]
Risk [Text Block]
Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Money market funds may be subject to credit risk with respect to the debt instruments in which they invest. Depository accounts may be subject to credit risk with respect to the financial institution in which the depository account is held. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments may lose money.

T-REX 2X LONG PENG DAILY TARGET ETF | Liquidity Risk Member
Prospectus [Line Items]
Risk [Text Block]
Liquidity Risk. Holdings of the Fund may be difficult to buy or sell or may be illiquid, particularly during times of market turmoil. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to buy or sell an illiquid security or derivative instrument at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions may prevent the Fund from limiting losses, realizing gains, or achieving a high correlation with PENG. There is no assurance that a security or derivative instrument that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund. To the extent that PENG value increases or decreases significantly, the Fund may be one of many market participants that are attempting to transact in the PENG. Under such circumstances, the market for PENG may lack sufficient liquidity for all market participants' trades. Therefore, the Fund may have more difficulty transacting in the securities or financial instruments and the Fund's transactions could exacerbate the price changes of PENG and may impact the ability of the Fund to achieve its investment objective.

In certain cases, the market for PENG and/or Fund may lack sufficient liquidity for all market participants' trades. Therefore, the Fund may have difficulty transacting in it and/or in correlated investments, such as swap contracts. Further, the Fund's transactions could exacerbate illiquidity and volatility in the price of PENG and correlated derivative instruments.

T-REX 2X LONG PENG DAILY TARGET ETF | Early Close/Trading Halt Risk Member
Prospectus [Line Items]
Risk [Text Block]
Early Close/Trading Halt Risk. Although an underlying security’s shares are listed for trading on an exchange, there can be no assurance that an active trading market for such shares will be available at all times. An exchange or market may close or issue trading halts on specific securities or financial instruments, including the shares of the Fund. Under such circumstances, the ability to buy or sell certain portfolio securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell investments for its portfolio, may disrupt the Fund’s creation/redemption process, and may temporarily prevent investors from buying and selling shares of the Fund. In addition, the Fund may be unable to accurately price its investments, may fail to achieve performance that is correlated with PENG and may incur substantial losses. If there is a significant intra-day market event and/or PENG experiences a significant price increase or decrease, the Fund may not meet its investment objective or rebalance its portfolio appropriately. Additionally, the Fund may close to purchases and sales of Shares prior to the close of regular trading on the exchange and incur significant losses.

T-REX 2X LONG PENG DAILY TARGET ETF | Equity Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Equity Securities Risk. Publicly issued equity securities, including common stocks, are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests, and/or has exposure to, will cause the net asset value of the Fund to fluctuate. The Fund’s direct investments in common stock of PENG does not provide leveraged exposure to PENG and, as a result, if the Fund invests directly in common stock of PENG to a greater extent, the Fund may not achieve its 200% daily investment objective.

T-REX 2X LONG PENG DAILY TARGET ETF | Cash Transaction Risk Member
Prospectus [Line Items]
Risk [Text Block]
Cash Transaction Risk. The Fund intends to effect creations and redemptions for cash rather than for in-kind securities. As a result, the Fund may not be tax efficient and may incur brokerage costs related to buying and selling securities to achieve its investment objective thus incurring additional expenses than if it had effected creations and redemptions in kind. To the extent that such costs are not offset by transaction fees paid by an authorized participant, the Fund may bear such costs, which will decrease the Fund’s net asset value.

T-REX 2X LONG PENG DAILY TARGET ETF | Tax Risk Member
Prospectus [Line Items]
Risk [Text Block]
Tax Risk. In order to qualify for the special tax treatment accorded a regulated investment company (“RIC”) and its shareholders, the Fund must derive at least 90% of its gross income for each taxable year from “qualifying income,” meet certain asset diversification tests at the end of each taxable quarter, and meet annual distribution requirements. The Fund’s pursuit of its investment strategy will potentially be limited by the Fund’s intention to qualify for such treatment and could adversely affect the Fund’s ability to so qualify. The Fund may make certain investments, the treatment of which for these purposes is unclear. If, in any year, the Fund were to fail to qualify for the special tax treatment accorded a RIC and its shareholders, and were ineligible to or were not to cure such failure, the Fund would be taxed in the same manner as an ordinary corporation subject to U.S. federal income tax on all its income at the fund level. The resulting taxes could substantially reduce the Fund’s net assets and the amount of income available for distribution. In addition, in order to requalify for taxation as a RIC, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions. Please see the section entitled “Taxes” in the Statement of Additional Information for more information.

T-REX 2X LONG PENG DAILY TARGET ETF | ETF Risks Member
Prospectus [Line Items]
Risk [Text Block]
ETF Risks. The Fund is an exchange-traded fund, and, as a result of an ETF’s structure, it is exposed to the following risks:

•Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

•Cash Redemption Risk. The Fund intends to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

•Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

•Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility.
This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

•Trading. Although Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares.

T-REX 2X LONG PENG DAILY TARGET ETF | ETF Risks, Authorized Participants, Market Makers, And Liquidity Providers Limitation Risk Member
Prospectus [Line Items]
Risk [Text Block]	Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
T-REX 2X LONG PENG DAILY TARGET ETF | ETF Risks, Cash Redemption Risk Member
Prospectus [Line Items]
Risk [Text Block]	Cash Redemption Risk. The Fund intends to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.
T-REX 2X LONG PENG DAILY TARGET ETF | ETF Risks, Costs Of Buying Or Selling Shares Member
Prospectus [Line Items]
Risk [Text Block]	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.
T-REX 2X LONG PENG DAILY TARGET ETF | New Fund Risk Member
Prospectus [Line Items]
Risk [Text Block]
New Fund Risk. As of the date of this prospectus, the Fund has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Fund’s market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

T-REX 2X LONG PENG DAILY TARGET ETF | Industry Concentration Risk, Communication Equipment Industry Risk Member
Prospectus [Line Items]
Risk [Text Block]	Information Technology Services Risk. Information technology services companies are subject to risks associated with the technology sector generally, including rapid technological change, evolving customer demands, cybersecurity threats, and intense competition. Information technology services companies may be adversely affected by pricing pressures, project delays or cancellations, dependence on key clients or contracts, and the inability to attract and retain skilled personnel. These companies may also face risks related to service disruptions, data privacy and protection requirements, reliance on third-party vendors or infrastructure providers, and changing regulatory standards. In addition, information technology services companies may be sensitive to reductions in corporate information technology spending, economic downturns, and shifts in outsourcing or digital transformation trends. Securities of information technology services companies may experience significant volatility and may be particularly sensitive to market expectations regarding growth, profitability, and technological innovation.
T-REX 2X LONG PENG DAILY TARGET ETF | ETF Risks, Shares May Trade At Prices Other Than NAV Member
Prospectus [Line Items]
Risk [Text Block]	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.
T-REX 2X LONG PENG DAILY TARGET ETF | ETF Risks, Trading Member
Prospectus [Line Items]
Risk [Text Block]	Trading. Although Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares.
T-REX 2X LONG PENG DAILY TARGET ETF | Mid-Capitalization Company Risk Member
Prospectus [Line Items]
Risk [Text Block]
Mid-Capitalization Company Risk. Mid-capitalization companies may have limited financial resources, narrower product lines, and less diversified markets than larger, more established companies. While mid-cap companies often have greater growth potential than large-cap firms, they may also be more sensitive to changing market conditions, competitive pressures, and economic downturns. Their securities may experience greater price volatility and may be less liquid than those of large-cap companies, which could affect their market value and investment returns.

T-REX 2X LONG PENG DAILY TARGET ETF | VIAV Investing Risk Member
Prospectus [Line Items]
Risk [Text Block]	Investing Risk. Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. PENG common stock may perform differently from the market as a whole. In addition to the risks associated generally with investments in equity securities, PENG faces risks unique to its operations related to dependence on demand for AI, cloud, and high-performance computing infrastructure; customer concentration, including reliance on enterprise, hyperscale, government, and large commercial customers; competition from larger and better-capitalized technology providers; and rapid changes in computing architectures, semiconductor technologies, and AI deployment models.

PENG’s operating results may be highly sensitive to customer capital spending trends, AI infrastructure investment cycles, and timing of large system deployments, as well as to PENG’s ability to successfully integrate hardware, software, and services offerings. Delays in customer procurement decisions, project deployments, or broader adoption of AI and HPC technologies could materially adversely affect revenues and operating performance. PENG is also subject to risks related to supply-chain constraints, semiconductor and GPU availability, manufacturing execution, and reliance on third-party component suppliers and technology partners. Disruptions involving semiconductor foundries, memory suppliers, logistics providers, or strategic partners could adversely affect product availability, margins, and customer relationships. PENG may face risks associated with integration and execution of strategic initiatives, including acquisitions, restructuring activities, and the transition toward higher-growth AI infrastructure and software-oriented solutions. PENG is also exposed to risks related to cybersecurity, intellectual property protection, data center reliability, and technology obsolescence. The trading price of PENG has been and may continue to be highly volatile, reflecting investor sentiment toward AI and infrastructure-related issuers, evolving growth expectations, semiconductor and technology sector cyclicality, and broader macroeconomic and capital market conditions.

T-REX 2X LONG PENG DAILY TARGET ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund may not achieve its leveraged investment objective and there is a risk that you could lose all of your money invested in the Fund.
T-REX 2X LONG PENG DAILY TARGET ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversification Risk. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended. This means it has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers or in financial instruments with a single counterparty or a few counterparties. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer or the credit of a single counterparty and make the Fund more susceptible to risks associated with a single economic, political, or regulatory occurrence than a diversified fund.

T-REX 2X LONG PURR DAILY TARGET ETF | Effects Of Compounding And Market Volatility Risk Member
Prospectus [Line Items]
Risk [Text Block]
Effects of Compounding and Market Volatility Risk. The Fund has a daily leveraged investment objective and the Fund’s performance for periods greater than a trading day will be the result of each day's returns compounded over the period, which is very likely to differ from 200% of PURR’s performance, before fees and expenses. Compounding affects all investments, but has a more significant impact on funds that are leveraged and that rebalance daily and becomes more pronounced as volatility and holding periods increase. The impact of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of PURR during the shareholder’s holding period of an investment in the Fund.

The chart below provides examples of how PURR volatility and its return could affect the Fund’s performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) PURR volatility; b) PURR performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) dividends or interest paid with respect to PURR. The chart below illustrates the impact of two principal factors – volatility and performance – on Fund performance. The chart shows estimated Fund returns for a number of combinations of PURR volatility and PURR performance over a one-year period. Performance shown in the chart assumes that: (i) no dividends were paid with respect to PURR; (ii) there were no Fund expenses; and (iii) borrowing/lending rates (to obtain leveraged exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be different than those shown. Particularly during periods of higher volatility, compounding will cause results for periods longer than a trading day to vary from 200% of the performance of PURR.

During periods of higher PURR volatility, the volatility of PURR may affect the Fund’s return as much as, or more than, the return of PURR. The impact of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of PURR during a shareholder’s holding period of an investment in the Fund.

As shown in the chart below, the Fund would be expected to lose 6.1% if PURR provided no return over a one-year period during which PURR experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if PURR’s return is flat. For instance, if PURR’s annualized volatility is 100%, the Fund would be expected to lose 63.2% of its value, even if the cumulative return for the year was 0%. Areas shaded red (or dark gray) represent those scenarios where the Fund can be expected to return less than 200% of the performance of PURR and those shaded green (or light gray) represent those scenarios where the Fund can be expected to return more than 200% of the performance of PURR. The table below is not a representation of the Fund’s actual returns, which may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in “Daily Correlation Risk” below.

One Year	200% One Year	Volatility Rate
Return	Return	10%	25%	50%	75%	100%
-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%
-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%
-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%
-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%
0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%
10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%
20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%
30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%
40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%
50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%
60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%

PURR’s annualized historical daily volatility rate for the one-year period ended December 31, 2025 was 86.88%. PURR’s annualized daily volatility rates were as follows:

2025    86.88%

PURR’s annualized performance for the one-year period ended December 31, 2025 was -69.55%. Historical volatility and performance are not indications of what PURR volatility and performance will be in the future. PURR’s stock price may be more volatile, and may fluctuate more than the market. By way of example, currently, the 52-week high stock price for PURR is $11.62 on June 1, 2026 and the 52-week low stock price for PURR is $3.01, which occurred on December 29, 2025. PURR’s 52-week high and low stock price may change significantly over a short period of time.
For information regarding the effects of volatility and performance on the long-term performance of the Fund, see “Additional Information About Investment Techniques and Policies.”

T-REX 2X LONG PURR DAILY TARGET ETF | Leverage Risk Member
Prospectus [Line Items]
Risk [Text Block]
Leverage Risk. The Fund obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are adverse to its investment objective than a fund that does not utilize leverage. An investment in the Fund is exposed to the risk that a decline in the daily performance of PURR will be magnified. This means that an investment in the Fund will be reduced by an amount equal to 2% for every 1% daily decline in PURR, not including the costs of financing leverage and other operating expenses, which would further reduce its value. The Fund could theoretically lose an amount greater than its net assets in the event of a security decline of more than 50%. This would result in a total loss of a shareholder’s investment in one day even if PURR subsequently moves in the opposite direction and eliminates all or a portion of its earlier daily change. A total loss may occur in a single day even if PURR does not lose all of its value. Leverage will also have the effect of magnifying any differences in the Fund’s correlation with PURR and may increase the volatility of the Fund.

To the extent that the instruments utilized by the Fund are thinly traded or have a limited market, the Fund may be unable to meet its investment objective due to a lack of available investments or counterparties. During such periods, the Fund’s ability to issue additional Creation Units may be adversely affected. As a result, the Fund’s shares could trade at a premium or discount to their net asset value and/or the bid-ask spread of the Fund’s shares could widen. Under such circumstances, the Fund may increase its transaction fee, change its investment objective by, for example, seeking to track an alternative security, reduce its leverage or close. In such circumstances, the Fund’s investment adviser will consult with counsel to the Trust and its Board of Trustees, and if determined to be necessary, the Fund will amend and/or supplement the prospectus as promptly as feasible under the circumstances to include appropriate disclosures.
T-REX 2X LONG PURR DAILY TARGET ETF | Derivatives Risk Member
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. Investing in derivatives may be considered aggressive and may expose the Fund to greater risks, and may result in larger losses or smaller gains, than investing directly in the reference assets underlying those derivatives, which may prevent the Fund from achieving its investment objective.

The Fund expects to use swap agreements to achieve its investment objective. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other investments, including risk related to the market, leverage, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty, liquidity, valuation, and legal restrictions. The performance of a derivative may not track the performance of its reference asset, including due to fees and other costs associated with it. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of the amount initially invested. As a result, the value of an investment in the Fund may change quickly and without warning. Additionally, any financing, borrowing or other costs associated with using derivatives may also have the effect of lowering the Fund’s return. Such costs may increase as interest rates rise.

Swap Agreements. Swap agreements are entered into with financial institutions for a specified period which may range from one day to more than one year. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a reference asset. Swap agreements are generally traded over-the-counter, and therefore, may not receive as much regulatory protection as exchange-traded instruments, which may expose investors to significant losses.

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivatives portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy and the Fund may not achieve its investment objective. To the extent that the Fund exceeds the level of value at risk for an extended period, the Fund may amend and/or supplement its prospectus as promptly as feasible under the particular circumstances to include appropriate adjustments to its investment strategy and if necessary, the Fund’s name.

Call Options. The use of call options involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which is affected by fiscal and monetary policies and by national and international politics, changes in the actual or implied volatility or the reference asset, and the time remaining until the expiration of the option contract and economic events. The values of the options contracts in which the Fund invests are substantially influenced by the value of the underlying instrument. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to expiry, the value of an option generally does not increase or decrease at the same rate as the underlying instrument. There may at times be an imperfect correlation between the movement in values of options contracts and the reference asset, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. As the options contracts are exercised or expire the Fund may enter into new options contracts, a practice referred to as rolling.
FLEX Options. The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. The value of the FLEX Options prior to the expiration date may vary because of related factors other than the value of the reference asset. Factors that may influence the value of the FLEX Options, other than gains or losses in the reference asset, may include interest rate changes, changing supply and demand, decreased liquidity of the FLEX Options, and changing volatility levels of the reference asset. FLEX Options are listed on an exchange; however, it is not guaranteed that a liquid secondary trading market will exist. In the event that trading in the FLEX Options is limited or absent, the value of the FLEX Options may decrease.

T-REX 2X LONG PURR DAILY TARGET ETF | Counterparty Risk Member
Prospectus [Line Items]
Risk [Text Block]
Counterparty Risk. A counterparty may be unwilling or unable to make timely payments to meet its contractual obligations or may fail to return holdings that are subject to the agreement with the counterparty. If the counterparty or its affiliate becomes insolvent, bankrupt or defaults on its payment obligations to the Fund, the value of an investment held by the Fund may decline. Additionally, if any collateral posted by the counterparty for the benefit of the Fund is insufficient or there are delays in the Fund’s ability to access such collateral, the Fund may not be able to achieve its leveraged investment objective.

In addition, the Fund may enter into swap agreements with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective. The risk of a limited number of counterparties may be, and historically has been, particularly accentuated during times of significant market volatility. During times of significant market volatility, the costs to enter into the swaps that the Fund utilizes may increase significantly, which may negatively impact the Fund’s returns. While the objective of the Fund is to seek daily investment results, before fees and expenses, of 200% of the daily performance of PURR, it is important for investors to understand that significant increases in the costs of entering into the swaps may negatively impact investment results after fees and expenses.

T-REX 2X LONG PURR DAILY TARGET ETF | Rebalancing Risk Member
Prospectus [Line Items]
Risk [Text Block]
Rebalancing Risk. If for any reason the Fund is unable to rebalance all or a part of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with its investment objective. In these instances, the Fund may have investment exposure to PURR that is significantly greater or significantly less than its stated multiple. The Fund may be more exposed to leverage risk than if it had been properly rebalanced and may not achieve its investment objective, leading to significantly greater losses or reduced gains.

T-REX 2X LONG PURR DAILY TARGET ETF | Intra-Day Investment Risk Member
Prospectus [Line Items]
Risk [Text Block]
Intra-Day Investment Risk. The Fund seeks leveraged investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the value of PURR at the market close on the first trading day and the value of PURR at the time of purchase. If PURR gains value, the Fund’s net assets will rise by the same amount as the Fund’s exposure. Conversely, if PURR declines, the Fund’s net assets will decline by the same amount as the Fund’s exposure. Thus, an investor that purchases shares intra-day may experience performance that is greater than, or less than, the Fund’s stated multiple of PURR.

If there is a significant intra-day market event and/or the securities experience a significant change in value, the Fund may not meet its investment objective, may not be able to rebalance its portfolio appropriately, or may experience significant premiums or discounts, or widened bid-ask spreads. Additionally, the Fund may close to purchases and sales of shares (“Shares”) prior to the close of trading on the Exchange and incur significant losses.

T-REX 2X LONG PURR DAILY TARGET ETF | Daily Correlation Risk Member
Prospectus [Line Items]
Risk [Text Block]
Daily Correlation Risk. There is no guarantee that the Fund will achieve a high degree of correlation to PURR and therefore achieve its daily leveraged investment objective. The Fund’s exposure to PURR is impacted by PURR’s movement. Because of this, it is unlikely that the Fund will be perfectly exposed to PURR at the end of each day. The possibility of the Fund being materially over- or under-exposed to PURR increases on days when PURR is volatile near the close of the trading day. Market disruptions, regulatory restrictions and high volatility will also adversely affect the Fund’s ability to adjust exposure to the required levels.

The Fund may have difficulty achieving its daily leveraged investment objective for many reasons, including fees, expenses, transaction costs, financing costs related to the use of derivatives, accounting standards and their application to income items, disruptions, illiquid or high volatility in the markets for the securities or financial instruments in which the Fund invests, early and unanticipated closings of the markets on which the holdings of the Fund trade, resulting in the inability of the Fund to execute intended portfolio transactions, regulatory and tax considerations, which may cause the Fund to hold (or not to hold) PURR. The Fund may take or refrain from taking positions in order to improve tax efficiency, comply with regulatory restrictions, or for other reasons, each of which may negatively affect the Fund’s desired correlation with PURR. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to PURR. Additionally, the Fund’s underlying investments and/or reference assets may trade on markets that may not be open on the same day as the Fund, which may cause a difference between the changes in the daily performance of the Fund and changes in the performance of PURR. Any of these factors could decrease the correlation between the performance of the Fund and PURR and may hinder the Fund’s ability to meet its daily leveraged investment objective on or around that day.

T-REX 2X LONG PURR DAILY TARGET ETF | Market Risk Member
Prospectus [Line Items]
Risk [Text Block]
Market Risk. The Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, general market liquidity, exchange trading suspensions and closures, and public health risks. The Fund is subject to the risk that geopolitical events will disrupt markets and adversely affect global economies, markets, and exchanges. Local, regional, or global events such as war, acts of terrorism, natural disasters, the spread of infectious illness or other public health issues, conflicts and social unrest or other events could have a significant impact on the Fund, its investments, and the Fund’s ability to achieve its investment objective.

T-REX 2X LONG PURR DAILY TARGET ETF | Indirect Investment Risk Member
Prospectus [Line Items]
Risk [Text Block]
Indirect Investment Risk. PURR is not affiliated with the Trust, the Adviser, or any affiliates thereof and is not involved with this offering in any way, and has no obligation to consider the Fund in taking any corporate actions that might affect the value of the Fund. Neither the Trust, the Fund nor any affiliate is responsible for the performance of PURR and make no representation as to the performance of PURR. Investing in the Fund is not equivalent to investing in PURR. Fund shareholders will not have voting rights or rights to receive dividends or other distributions or any other rights with respect to PURR.

T-REX 2X LONG PURR DAILY TARGET ETF | Underlying Security Investing Risk Member
Prospectus [Line Items]
Risk [Text Block]	Underlying Security Investing Risk. Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.
T-REX 2X LONG PURR DAILY TARGET ETF | Regulatory Risk Member
Prospectus [Line Items]
Risk [Text Block]
Regulatory Risk. The Fund is subject to the risk that a change in U.S. law and related regulations will impact the way a Fund operates, increase the particular costs of the Fund's operations and/or change the competitive landscape. Additional legislative or regulatory changes could occur that may materially and adversely affect the Fund.

T-REX 2X LONG PURR DAILY TARGET ETF | Technology Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]
Financial Services Sector Risk. The Fund may be susceptible to adverse economic or regulatory occurrences affecting the financial services sector, including with respect to U.S. and foreign banks, broker-dealers, insurance companies, finance companies (e.g., automobile finance) and related asset-backed securities. These developments may affect the value of the Fund’s investments more than if the Fund were not invested to such a degree in this sector. Companies in the financial services sector may be particularly susceptible to factors such as interest rate, fiscal, regulatory and monetary policy changes.

T-REX 2X LONG PURR DAILY TARGET ETF | Industry Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]
Industry Concentration Risk. The Fund will be concentrated in the industry to which PURR is assigned (i.e., hold more than 25% of its total assets in investments that provide exposure to the industry to which PURR is assigned). A portfolio concentrated in a particular industry may present more risks than a portfolio broadly diversified over several industries. As of the date of this prospectus, PURR is assigned to the capital markets industry.

•Capital Markets Risk. The capital markets industry includes companies that facilitate the issuance, buying, and selling of financial securities and other investments, such as broker-dealers, investment banks, asset managers, securities exchanges, and financial data providers. These companies may be adversely affected by market volatility, reduced trading activity, changes in interest rates, or a decline in the value of assets under management. Their profitability can be sensitive to economic and market conditions, regulatory changes, competition, and technological disruption. In addition, capital markets companies are subject to operational risks, including settlement failures, cybersecurity incidents, and compliance costs. Adverse developments in the capital markets sector could negatively impact the value of the Fund’s investments in such companies.

T-REX 2X LONG PURR DAILY TARGET ETF | Fixed Income Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Fixed Income Securities Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.
T-REX 2X LONG PURR DAILY TARGET ETF | Money Market Instrument Risk Member
Prospectus [Line Items]
Risk [Text Block]
Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Money market funds may be subject to credit risk with respect to the debt instruments in which they invest. Depository accounts may be subject to credit risk with respect to the financial institution in which the depository account is held. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments may lose money.

T-REX 2X LONG PURR DAILY TARGET ETF | Liquidity Risk Member
Prospectus [Line Items]
Risk [Text Block]
Liquidity Risk. Holdings of the Fund may be difficult to buy or sell or may be illiquid, particularly during times of market turmoil. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to buy or sell an illiquid security or derivative instrument at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions may prevent the Fund from limiting losses, realizing gains, or achieving a high correlation with PURR. There is no assurance that a security or derivative instrument that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund. To the extent that PURR value increases or decreases significantly, the Fund may be one of many market participants that are attempting to transact in the PURR. Under such circumstances, the market for PURR may lack sufficient liquidity for all market participants' trades. Therefore, the Fund may have more difficulty transacting in the securities or financial instruments and the Fund's transactions could exacerbate the price changes of PURR and may impact the ability of the Fund to achieve its investment objective.

In certain cases, the market for PURR and/or Fund may lack sufficient liquidity for all market participants' trades. Therefore, the Fund may have difficulty transacting in it and/or in correlated investments, such as swap contracts. Further, the Fund's transactions could exacerbate illiquidity and volatility in the price of PURR and correlated derivative instruments.

T-REX 2X LONG PURR DAILY TARGET ETF | Early Close/Trading Halt Risk Member
Prospectus [Line Items]
Risk [Text Block]
Early Close/Trading Halt Risk. Although an underlying security’s shares are listed for trading on an exchange, there can be no assurance that an active trading market for such shares will be available at all times. An exchange or market may close or issue trading halts on specific securities or financial instruments, including the shares of the Fund. Under such circumstances, the ability to buy or sell certain portfolio securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell investments for its portfolio, may disrupt the Fund’s creation/redemption process, and may temporarily prevent investors from buying and selling shares of the Fund. In addition, the Fund may be unable to accurately price its investments, may fail to achieve performance that is correlated with PURR and may incur substantial losses. If there is a significant intra-day market event and/or PURR experiences a significant price increase or decrease, the Fund may not meet its investment objective or rebalance its portfolio appropriately. Additionally, the Fund may close to purchases and sales of Shares prior to the close of regular trading on the exchange and incur significant losses.

T-REX 2X LONG PURR DAILY TARGET ETF | Equity Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Equity Securities Risk. Publicly issued equity securities, including common stocks, are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests, and/or has exposure to, will cause the net asset value of the Fund to fluctuate. The Fund’s direct investments in common stock of PURR does not provide leveraged exposure to PURR and, as a result, if the Fund invests directly in common stock of PURR to a greater extent, the Fund may not achieve its 200% daily investment objective.

T-REX 2X LONG PURR DAILY TARGET ETF | Cash Transaction Risk Member
Prospectus [Line Items]
Risk [Text Block]
Cash Transaction Risk. The Fund intends to effect creations and redemptions for cash rather than for in-kind securities. As a result, the Fund may not be tax efficient and may incur brokerage costs related to buying and selling securities to achieve its investment objective thus incurring additional expenses than if it had effected creations and redemptions in kind. To the extent that such costs are not offset by transaction fees paid by an authorized participant, the Fund may bear such costs, which will decrease the Fund’s net asset value.

T-REX 2X LONG PURR DAILY TARGET ETF | Tax Risk Member
Prospectus [Line Items]
Risk [Text Block]
Tax Risk. In order to qualify for the special tax treatment accorded a regulated investment company (“RIC”) and its shareholders, the Fund must derive at least 90% of its gross income for each taxable year from “qualifying income,” meet certain asset diversification tests at the end of each taxable quarter, and meet annual distribution requirements. The Fund’s pursuit of its investment strategy will potentially be limited by the Fund’s intention to qualify for such treatment and could adversely affect the Fund’s ability to so qualify. The Fund may make certain investments, the treatment of which for these purposes is unclear. If, in any year, the Fund were to fail to qualify for the special tax treatment accorded a RIC and its shareholders, and were ineligible to or were not to cure such failure, the Fund would be taxed in the same manner as an ordinary corporation subject to U.S. federal income tax on all its income at the fund level. The resulting taxes could substantially reduce the Fund’s net assets and the amount of income available for distribution. In addition, in order to requalify for taxation as a RIC, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions. Please see the section entitled “Taxes” in the Statement of Additional Information for more information.

T-REX 2X LONG PURR DAILY TARGET ETF | ETF Risks Member
Prospectus [Line Items]
Risk [Text Block]
ETF Risks. The Fund is an exchange-traded fund, and, as a result of an ETF’s structure, it is exposed to the following risks:

•Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

•Cash Redemption Risk. The Fund intends to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

•Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

•Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

•Trading. Although Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares.

T-REX 2X LONG PURR DAILY TARGET ETF | ETF Risks, Authorized Participants, Market Makers, And Liquidity Providers Limitation Risk Member
Prospectus [Line Items]
Risk [Text Block]	Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
T-REX 2X LONG PURR DAILY TARGET ETF | ETF Risks, Cash Redemption Risk Member
Prospectus [Line Items]
Risk [Text Block]	Cash Redemption Risk. The Fund intends to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

T-REX 2X LONG PURR DAILY TARGET ETF | ETF Risks, Costs Of Buying Or Selling Shares Member
Prospectus [Line Items]
Risk [Text Block]	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.
T-REX 2X LONG PURR DAILY TARGET ETF | New Fund Risk Member
Prospectus [Line Items]
Risk [Text Block]
New Fund Risk. As of the date of this prospectus, the Fund has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Fund’s market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

T-REX 2X LONG PURR DAILY TARGET ETF | Industry Concentration Risk, Communication Equipment Industry Risk Member
Prospectus [Line Items]
Risk [Text Block]	Capital Markets Risk. The capital markets industry includes companies that facilitate the issuance, buying, and selling of financial securities and other investments, such as broker-dealers, investment banks, asset managers, securities exchanges, and financial data providers. These companies may be adversely affected by market volatility, reduced trading activity, changes in interest rates, or a decline in the value of assets under management. Their profitability can be sensitive to economic and market conditions, regulatory changes, competition, and technological disruption. In addition, capital markets companies are subject to operational risks, including settlement failures, cybersecurity incidents, and compliance costs. Adverse developments in the capital markets sector could negatively impact the value of the Fund’s investments in such companies.

T-REX 2X LONG PURR DAILY TARGET ETF | ETF Risks, Shares May Trade At Prices Other Than NAV Member
Prospectus [Line Items]
Risk [Text Block]	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.
T-REX 2X LONG PURR DAILY TARGET ETF | ETF Risks, Trading Member
Prospectus [Line Items]
Risk [Text Block]	Trading. Although Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares.
T-REX 2X LONG PURR DAILY TARGET ETF | Mid-Capitalization Company Risk Member
Prospectus [Line Items]
Risk [Text Block]
Small-Capitalization Company Risk. Small-capitalization companies generally have more limited financial and managerial resources, less diversified business operations, and smaller market shares than larger companies. As a result, they may be more vulnerable to adverse business or economic developments, and their securities may be subject to greater price fluctuations and lower trading volumes. Small-cap companies may also be less able to obtain financing on favorable terms or to withstand competitive and economic pressures, which could negatively impact their performance and returns.

T-REX 2X LONG PURR DAILY TARGET ETF | VSAT Investing Risk Member
Prospectus [Line Items]
Risk [Text Block]	Investing Risk. Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. Purr's common stock may perform differently from the market as a whole. In addition to the risks associated generally with investments in equity securities, PURR faces risks unique to its operations related to extreme volatility in digital asset prices, including blockchain-related assets; concentration risk associated with exposure to a single ecosystem or protocol; custody, cybersecurity, and operational risks, including theft, fraud, smart contract vulnerabilities, loss of private keys, or failures involving exchanges, validators, or third-party service providers; and counterparty and liquidity risks associated with digital asset markets and trading venues.
PURR’s operating results and net asset value may be highly sensitive to changes in digital asset market conditions, including trading volumes, token valuations, market liquidity, investor sentiment, and broader adoption of decentralized finance (“DeFi”) technologies. Significant declines in digital asset prices or reduced activity within the Hyperliquid ecosystem could materially adversely affect the company’s financial condition and market value. PURR is also subject to substantial regulatory uncertainty, including risks related to evolving laws, regulations, and enforcement priorities applicable to digital assets, decentralized finance platforms, token holdings, staking, custody arrangements, securities laws, anti-money laundering requirements, and tax treatment. Regulatory actions or adverse legal developments could restrict the company’s operations, increase compliance costs, or materially adversely affect the value or liquidity of its digital asset holdings. PURR may require additional financing to support its treasury strategy, operations, or acquisitions of digital assets. Future equity issuances, debt financings, or strategic transactions may result in dilution, increased leverage, or additional financial risk. The trading price of PURR has been and may continue to be extremely volatile, reflecting the speculative nature of digital asset markets, evolving investor sentiment, limited operating history under its current strategy, and sensitivity to developments within the Hyperliquid ecosystem and broader cryptocurrency markets. Limited trading liquidity and concentrated ownership may further contribute to share price volatility.

T-REX 2X LONG PURR DAILY TARGET ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund may not achieve its leveraged investment objective and there is a risk that you could lose all of your money invested in the Fund.
T-REX 2X LONG PURR DAILY TARGET ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversification Risk. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended. This means it has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers or in financial instruments with a single counterparty or a few counterparties. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer or the credit of a single counterparty and make the Fund more susceptible to risks associated with a single economic, political, or regulatory occurrence than a diversified fund.

T-REX 2X LONG SHMD DAILY TARGET ETF | Effects Of Compounding And Market Volatility Risk Member
Prospectus [Line Items]
Risk [Text Block]
Effects of Compounding and Market Volatility Risk. The Fund has a daily leveraged investment objective and the Fund’s performance for periods greater than a trading day will be the result of each day's returns compounded over the period, which is very likely to differ from 200% of SHMD’s performance, before fees and expenses. Compounding affects all investments, but has a more significant impact on funds that are leveraged and that rebalance daily and becomes more pronounced as volatility and holding periods increase. The impact of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of SHMD during the shareholder’s holding period of an investment in the Fund.

The chart below provides examples of how SHMD volatility and its return could affect the Fund’s performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) SHMD volatility; b) SHMD performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) dividends or interest paid with respect to SHMD. The chart below illustrates the impact of two principal factors – volatility and performance – on Fund performance. The chart shows estimated Fund returns for a number of combinations of SHMD volatility and SHMD performance over a one-year period. Performance shown in the chart assumes that: (i) no dividends were paid with respect to SHMD; (ii) there were no Fund expenses; and (iii) borrowing/lending rates (to obtain leveraged exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be different than those shown. Particularly during periods of higher volatility, compounding will cause results for periods longer than a trading day to vary from 200% of the performance of SHMD.

During periods of higher SHMD volatility, the volatility of SHMD may affect the Fund’s return as much as, or more than, the return of SHMD. The impact of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of SHMD during a shareholder’s holding period of an investment in the Fund.

As shown in the chart below, the Fund would be expected to lose 6.1% if SHMD provided no return over a one-year period during which SHMD experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if SHMD’s return is flat. For instance, if SHMD’s annualized volatility is 100%, the Fund would be expected to lose 63.2% of its value, even if the cumulative return for the year was 0%. Areas shaded red (or dark gray) represent those scenarios where the Fund can be expected to return less than 200% of the performance of SHMD and those shaded green (or light gray) represent those scenarios where the Fund can be expected to return more than 200% of the performance of SHMD. The table below is not a representation of the Fund’s actual returns, which may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in “Daily Correlation Risk” below.

One Year	200% One Year	Volatility Rate
Return	Return	10%	25%	50%	75%	100%
-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%
-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%
-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%
-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%
0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%
10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%
20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%
30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%
40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%
50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%
60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%

SHMD’s annualized historical daily volatility rate for the five-year period ended December 31, 2025 was 75.48%. SHMD’s annualized daily volatility rates were as follows:

2021    5.55%
2022    5.70%
2023    4.76%
2024    86.08%
2025    106.43%

SHMD’s annualized performance for the five-year period ended December 31, 2025 was -10.70%. Historical volatility and performance are not indications of what SHMD volatility and performance will be in the future. SHMD’s stock price may be more volatile, and may fluctuate more than the market. By way of example, currently, the 52-week high stock price for SHMD is $10.65 on February 6, 2026 and the 52-week low stock price for SHMD is $2.00, which occurred on September 16, 2025. SHMD’s 52-week high and low stock price may change significantly over a short period of time.
For information regarding the effects of volatility and performance on the long-term performance of the Fund, see “Additional Information About Investment Techniques and Policies.”

T-REX 2X LONG SHMD DAILY TARGET ETF | Leverage Risk Member
Prospectus [Line Items]
Risk [Text Block]
Leverage Risk. The Fund obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are adverse to its investment objective than a fund that does not utilize leverage. An investment in the Fund is exposed to the risk that a decline in the daily performance of SHMD will be magnified. This means that an investment in the Fund will be reduced by an amount equal to 2% for every 1% daily decline in SHMD, not including the costs of financing leverage and other operating expenses, which would further reduce its value. The Fund could theoretically lose an amount greater than its net assets in the event of a security decline of more than 50%. This would result in a total loss of a shareholder’s investment in one day even if SHMD subsequently moves in the opposite direction and eliminates all or a portion of its earlier daily change. A total loss may occur in a single day even if SHMD does not lose all of its value. Leverage will also have the effect of magnifying any differences in the Fund’s correlation with SHMD and may increase the volatility of the Fund.

To the extent that the instruments utilized by the Fund are thinly traded or have a limited market, the Fund may be unable to meet its investment objective due to a lack of available investments or counterparties. During such periods, the Fund’s ability to issue additional Creation Units may be adversely affected. As a result, the Fund’s shares could trade at a premium or discount to their net asset value and/or the bid-ask spread of the Fund’s shares could widen. Under such circumstances, the Fund may increase its transaction fee, change its investment objective by, for example, seeking to track an alternative security, reduce its leverage or close. In such circumstances, the Fund’s investment adviser will consult with counsel to the Trust and its Board of Trustees, and if determined to be necessary, the Fund will amend and/or supplement the prospectus as promptly as feasible under the circumstances to include appropriate disclosures.
T-REX 2X LONG SHMD DAILY TARGET ETF | Derivatives Risk Member
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. Investing in derivatives may be considered aggressive and may expose the Fund to greater risks, and may result in larger losses or smaller gains, than investing directly in the reference assets underlying those derivatives, which may prevent the Fund from achieving its investment objective.

The Fund expects to use swap agreements to achieve its investment objective. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other investments, including risk related to the market, leverage, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty, liquidity, valuation, and legal restrictions. The performance of a derivative may not track the performance of its reference asset, including due to fees and other costs associated with it. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of the amount initially invested. As a result, the value of an investment in the Fund may change quickly and without warning. Additionally, any financing, borrowing or other costs associated with using derivatives may also have the effect of lowering the Fund’s return. Such costs may increase as interest rates rise.

Swap Agreements. Swap agreements are entered into with financial institutions for a specified period which may range from one day to more than one year. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a reference asset. Swap agreements are generally traded over-the-counter, and therefore, may not receive as much regulatory protection as exchange-traded instruments, which may expose investors to significant losses.

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivatives portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy and the Fund may not achieve its investment objective. To the extent that the Fund exceeds the level of value at risk for an extended period, the Fund may amend and/or supplement its prospectus as promptly as feasible under the particular circumstances to include appropriate adjustments to its investment strategy and if necessary, the Fund’s name.

Call Options. The use of call options involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which is affected by fiscal and monetary policies and by national and international politics, changes in the actual or implied volatility or the reference asset, and the time remaining until the expiration of the option contract and economic events. The values of the options contracts in which the Fund invests are substantially influenced by the value of the underlying instrument. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to expiry, the value of an option generally does not increase or decrease at the same rate as the underlying instrument. There may at times be an imperfect correlation between the movement in values of options contracts and the reference asset, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. As the options contracts are exercised or expire the Fund may enter into new options contracts, a practice referred to as rolling.

FLEX Options. The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. The value of the FLEX Options prior to the expiration date may vary because of related factors other than the value of the reference asset. Factors that may influence the value of the FLEX Options, other than gains or losses in the reference asset, may include interest rate changes, changing supply and demand, decreased liquidity of the FLEX Options, and changing volatility levels of the reference asset. FLEX Options are listed on an exchange; however, it is not guaranteed that a liquid secondary trading market will exist. In the event that trading in the FLEX Options is limited or absent, the value of the FLEX Options may decrease.

T-REX 2X LONG SHMD DAILY TARGET ETF | Counterparty Risk Member
Prospectus [Line Items]
Risk [Text Block]
Counterparty Risk. A counterparty may be unwilling or unable to make timely payments to meet its contractual obligations or may fail to return holdings that are subject to the agreement with the counterparty. If the counterparty or its affiliate becomes insolvent, bankrupt or defaults on its payment obligations to the Fund, the value of an investment held by the Fund may decline. Additionally, if any collateral posted by the counterparty for the benefit of the Fund is insufficient or there are delays in the Fund’s ability to access such collateral, the Fund may not be able to achieve its leveraged investment objective.

In addition, the Fund may enter into swap agreements with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective. The risk of a limited number of counterparties may be, and historically has been, particularly accentuated during times of significant market volatility. During times of significant market volatility, the costs to enter into the swaps that the Fund utilizes may increase significantly, which may negatively impact the Fund’s returns. While the objective of the Fund is to seek daily investment results, before fees and expenses, of 200% of the daily performance of SHMD, it is important for investors to understand that significant increases in the costs of entering into the swaps may negatively impact investment results after fees and expenses.

T-REX 2X LONG SHMD DAILY TARGET ETF | Rebalancing Risk Member
Prospectus [Line Items]
Risk [Text Block]
Rebalancing Risk. If for any reason the Fund is unable to rebalance all or a part of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with its investment objective. In these instances, the Fund may have investment exposure to SHMD that is significantly greater or significantly less than its stated multiple. The Fund may be more exposed to leverage risk than if it had been properly rebalanced and may not achieve its investment objective, leading to significantly greater losses or reduced gains.

T-REX 2X LONG SHMD DAILY TARGET ETF | Intra-Day Investment Risk Member
Prospectus [Line Items]
Risk [Text Block]
Intra-Day Investment Risk. The Fund seeks leveraged investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the value of SHMD at the market close on the first trading day and the value of SHMD at the time of purchase. If SHMD gains value, the Fund’s net assets will rise by the same amount as the Fund’s exposure. Conversely, if SHMD declines, the Fund’s net assets will decline by the same amount as the Fund’s exposure. Thus, an investor that purchases shares intra-day may experience performance that is greater than, or less than, the Fund’s stated multiple of SHMD.

If there is a significant intra-day market event and/or the securities experience a significant change in value, the Fund may not meet its investment objective, may not be able to rebalance its portfolio appropriately, or may experience significant premiums or discounts, or widened bid-ask spreads. Additionally, the Fund may close to purchases and sales of shares (“Shares”) prior to the close of trading on the Exchange and incur significant losses.

T-REX 2X LONG SHMD DAILY TARGET ETF | Daily Correlation Risk Member
Prospectus [Line Items]
Risk [Text Block]
Daily Correlation Risk. There is no guarantee that the Fund will achieve a high degree of correlation to SHMD and therefore achieve its daily leveraged investment objective. The Fund’s exposure to SHMD is impacted by SHMD’s movement. Because of this, it is unlikely that the Fund will be perfectly exposed to SHMD at the end of each day. The possibility of the Fund being materially over- or under-exposed to SHMD increases on days when SHMD is volatile near the close of the trading day. Market disruptions, regulatory restrictions and high volatility will also adversely affect the Fund’s ability to adjust exposure to the required levels.

The Fund may have difficulty achieving its daily leveraged investment objective for many reasons, including fees, expenses, transaction costs, financing costs related to the use of derivatives, accounting standards and their application to income items, disruptions, illiquid or high volatility in the markets for the securities or financial instruments in which the Fund invests, early and unanticipated closings of the markets on which the holdings of the Fund trade, resulting in the inability of the Fund to execute intended portfolio transactions, regulatory and tax considerations, which may cause the Fund to hold (or not to hold) SHMD. The Fund may take or refrain from taking positions in order to improve tax efficiency, comply with regulatory restrictions, or for other reasons, each of which may negatively affect the Fund’s desired correlation with SHMD. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to SHMD. Additionally, the Fund’s underlying investments and/or reference assets may trade on markets that may not be open on the same day as the Fund, which may cause a difference between the changes in the daily performance of the Fund and changes in the performance of SHMD. Any of these factors could decrease the correlation between the performance of the Fund and SHMD and may hinder the Fund’s ability to meet its daily leveraged investment objective on or around that day.

T-REX 2X LONG SHMD DAILY TARGET ETF | Market Risk Member
Prospectus [Line Items]
Risk [Text Block]
Market Risk. The Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, general market liquidity, exchange trading suspensions and closures, and public health risks. The Fund is subject to the risk that geopolitical events will disrupt markets and adversely affect global economies, markets, and exchanges. Local, regional, or global events such as war, acts of terrorism, natural disasters, the spread of infectious illness or other public health issues, conflicts and social unrest or other events could have a significant impact on the Fund, its investments, and the Fund’s ability to achieve its investment objective.

T-REX 2X LONG SHMD DAILY TARGET ETF | Indirect Investment Risk Member
Prospectus [Line Items]
Risk [Text Block]
Indirect Investment Risk. SHMD is not affiliated with the Trust, the Adviser, or any affiliates thereof and is not involved with this offering in any way, and has no obligation to consider the Fund in taking any corporate actions that might affect the value of the Fund. Neither the Trust, the Fund nor any affiliate is responsible for the performance of SHMD and make no representation as to the performance of SHMD. Investing in the Fund is not equivalent to investing in SHMD. Fund shareholders will not have voting rights or rights to receive dividends or other distributions or any other rights with respect to SHMD.

T-REX 2X LONG SHMD DAILY TARGET ETF | Underlying Security Investing Risk Member
Prospectus [Line Items]
Risk [Text Block]	Underlying Security Investing Risk. Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.
T-REX 2X LONG SHMD DAILY TARGET ETF | Regulatory Risk Member
Prospectus [Line Items]
Risk [Text Block]
Regulatory Risk. The Fund is subject to the risk that a change in U.S. law and related regulations will impact the way a Fund operates, increase the particular costs of the Fund's operations and/or change the competitive landscape. Additional legislative or regulatory changes could occur that may materially and adversely affect the Fund.

T-REX 2X LONG SHMD DAILY TARGET ETF | Industry Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]
Industry Concentration Risk. The Fund will be concentrated in the industry to which SHMD is assigned (i.e., hold more than 25% of its total assets in investments that provide exposure to the industry to which SHMD is assigned). A portfolio concentrated in a particular industry may present more risks than a portfolio broadly diversified over several industries. As of the date of this prospectus, SHMD is assigned to the specialty industrial machinery industry.

•Specialty Industrial Machinery Industry Risk. The specialty industrial machinery industry is inherently sensitive to fluctuations in global economic conditions, as demand is closely tied to capital investment cycles across a range of end-user sectors, including automotive, aerospace, energy, construction, and advanced manufacturing. During economic downturns, businesses in these sectors typically reduce or defer capital expenditures, leading to a contraction in orders for specialized machinery. This cyclicality can result in significant revenue volatility across the industry. Additionally, shifts in interest rates, commodity prices, or government infrastructure spending can either accelerate or suppress demand, creating forecasting challenges and operational risk for machinery manufacturers and suppliers.

T-REX 2X LONG SHMD DAILY TARGET ETF | Fixed Income Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Fixed Income Securities Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.
T-REX 2X LONG SHMD DAILY TARGET ETF | Money Market Instrument Risk Member
Prospectus [Line Items]
Risk [Text Block]
Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Money market funds may be subject to credit risk with respect to the debt instruments in which they invest. Depository accounts may be subject to credit risk with respect to the financial institution in which the depository account is held. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments may lose money.

T-REX 2X LONG SHMD DAILY TARGET ETF | Liquidity Risk Member
Prospectus [Line Items]
Risk [Text Block]
Liquidity Risk. Holdings of the Fund may be difficult to buy or sell or may be illiquid, particularly during times of market turmoil. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to buy or sell an illiquid security or derivative instrument at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions may prevent the Fund from limiting losses, realizing gains, or achieving a high correlation with SHMD. There is no assurance that a security or derivative instrument that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund. To the extent that SHMD value increases or decreases significantly, the Fund may be one of many market participants that are attempting to transact in the SHMD. Under such circumstances, the market for SHMD may lack sufficient liquidity for all market participants' trades. Therefore, the Fund may have more difficulty transacting in the securities or financial instruments and the Fund's transactions could exacerbate the price changes of SHMD and may impact the ability of the Fund to achieve its investment objective.
In certain cases, the market for SHMD and/or Fund may lack sufficient liquidity for all market participants' trades. Therefore, the Fund may have difficulty transacting in it and/or in correlated investments, such as swap contracts. Further, the Fund's transactions could exacerbate illiquidity and volatility in the price of SHMD and correlated derivative instruments.

T-REX 2X LONG SHMD DAILY TARGET ETF | Early Close/Trading Halt Risk Member
Prospectus [Line Items]
Risk [Text Block]
Early Close/Trading Halt Risk. Although an underlying security’s shares are listed for trading on an exchange, there can be no assurance that an active trading market for such shares will be available at all times. An exchange or market may close or issue trading halts on specific securities or financial instruments, including the shares of the Fund. Under such circumstances, the ability to buy or sell certain portfolio securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell investments for its portfolio, may disrupt the Fund’s creation/redemption process, and may temporarily prevent investors from buying and selling shares of the Fund. In addition, the Fund may be unable to accurately price its investments, may fail to achieve performance that is correlated with SHMD and may incur substantial losses. If there is a significant intra-day market event and/or SHMD experiences a significant price increase or decrease, the Fund may not meet its investment objective or rebalance its portfolio appropriately. Additionally, the Fund may close to purchases and sales of Shares prior to the close of regular trading on the exchange and incur significant losses.

T-REX 2X LONG SHMD DAILY TARGET ETF | Equity Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Equity Securities Risk. Publicly issued equity securities, including common stocks, are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests, and/or has exposure to, will cause the net asset value of the Fund to fluctuate. The Fund’s direct investments in ordinary shares of SHMD does not provide leveraged exposure to SHMD and, as a result, if the Fund invests directly in ordinary shares of SHMD to a greater extent, the Fund may not achieve its 200% daily investment objective.

T-REX 2X LONG SHMD DAILY TARGET ETF | Cash Transaction Risk Member
Prospectus [Line Items]
Risk [Text Block]
Cash Transaction Risk. The Fund intends to effect creations and redemptions for cash rather than for in-kind securities. As a result, the Fund may not be tax efficient and may incur brokerage costs related to buying and selling securities to achieve its investment objective thus incurring additional expenses than if it had effected creations and redemptions in kind. To the extent that such costs are not offset by transaction fees paid by an authorized participant, the Fund may bear such costs, which will decrease the Fund’s net asset value.

T-REX 2X LONG SHMD DAILY TARGET ETF | Tax Risk Member
Prospectus [Line Items]
Risk [Text Block]
Tax Risk. In order to qualify for the special tax treatment accorded a regulated investment company (“RIC”) and its shareholders, the Fund must derive at least 90% of its gross income for each taxable year from “qualifying income,” meet certain asset diversification tests at the end of each taxable quarter, and meet annual distribution requirements. The Fund’s pursuit of its investment strategy will potentially be limited by the Fund’s intention to qualify for such treatment and could adversely affect the Fund’s ability to so qualify. The Fund may make certain investments, the treatment of which for these purposes is unclear. If, in any year, the Fund were to fail to qualify for the special tax treatment accorded a RIC and its shareholders, and were ineligible to or were not to cure such failure, the Fund would be taxed in the same manner as an ordinary corporation subject to U.S. federal income tax on all its income at the fund level. The resulting taxes could substantially reduce the Fund’s net assets and the amount of income available for distribution. In addition, in order to requalify for taxation as a RIC, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions. Please see the section entitled “Taxes” in the Statement of Additional Information for more information.

T-REX 2X LONG SHMD DAILY TARGET ETF | ETF Risks Member
Prospectus [Line Items]
Risk [Text Block]
ETF Risks. The Fund is an exchange-traded fund, and, as a result of an ETF’s structure, it is exposed to the following risks:

•Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

•Cash Redemption Risk. The Fund intends to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

•Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

•Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

•Trading. Although Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares.

T-REX 2X LONG SHMD DAILY TARGET ETF | ETF Risks, Authorized Participants, Market Makers, And Liquidity Providers Limitation Risk Member
Prospectus [Line Items]
Risk [Text Block]	Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
T-REX 2X LONG SHMD DAILY TARGET ETF | ETF Risks, Cash Redemption Risk Member
Prospectus [Line Items]
Risk [Text Block]	Cash Redemption Risk. The Fund intends to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.
T-REX 2X LONG SHMD DAILY TARGET ETF | ETF Risks, Costs Of Buying Or Selling Shares Member
Prospectus [Line Items]
Risk [Text Block]	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.
T-REX 2X LONG SHMD DAILY TARGET ETF | ETF Risks, Shares May Trade At Prices Other Than NAV Risk Member
Prospectus [Line Items]
Risk [Text Block]	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.
T-REX 2X LONG SHMD DAILY TARGET ETF | ETF Risks, Trading Risk Member
Prospectus [Line Items]
Risk [Text Block]	Trading. Although Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares.
T-REX 2X LONG SHMD DAILY TARGET ETF | New Fund Risk Member
Prospectus [Line Items]
Risk [Text Block]
New Fund Risk. As of the date of this prospectus, the Fund has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Fund’s market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

T-REX 2X LONG SHMD DAILY TARGET ETF | Industrials Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]
Industrials Sector Risk. The Fund’s assets will be concentrated in the industrials sector, which means the Fund will be more affected by the performance of the industrials sector than a fund that is more diversified. Industrial companies are affected by supply and demand both for their specific product or service and for industrials sector products in general. Government regulation, world events, exchange rates and economic conditions, technological developments and liabilities for environmental damage and general civil liabilities will likewise affect the performance of these companies. Transportation securities, a component of the industrials sector, are cyclical and have occasional sharp price movements which may result from changes in the economy, fuel prices, labor agreements and insurance costs.

T-REX 2X LONG SHMD DAILY TARGET ETF | Foreign Investing Risk Member
Prospectus [Line Items]
Risk [Text Block]
Foreign Investing Risk. Securities issued by entities organized, domiciled, or with a principal executive office outside the United States may involve certain special risk considerations that are not typically associated with investing in securities of U.S. companies. World events could adversely affect the value and/or liquidity of securities of foreign companies or foreign issuers, potentially in ways that differ from impacts to U.S. companies or issuers. Further, global economies and financial markets are becoming increasingly interconnected, which increases the possibility that conditions in one country or region could adversely impact a different country or region. In addition, with respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation or other adverse tax consequences, political or social instability, changes to laws and regulations or interpretations of laws and regulations, war, terrorism, nationalization, limitations on the removal of funds or other assets, or diplomatic developments that could affect U.S. investments in those countries. Additionally, the imposition of sanctions, exchange controls (including repatriation restrictions), confiscations, trade restrictions (including tariffs) and other government restrictions on the United States by a foreign country, or on a foreign country or issuer by the United States could adversely affect the value of securities issued by a non-U.S. company. Because foreign issuers are not generally subject to uniform accounting, auditing, and financial reporting standards and practices comparable to those applicable to U.S. issuers, there may be less publicly available information about certain foreign issuers than about U.S. issuers. The financial statements of the issuer of the Reference Asset are prepared in accordance with International Financial Reporting Standards (“IFRS”), as issued by the International Accounting Standards Board, which differs in certain respects from United States generally accepted accounting principles (“U.S. GAAP”) and practices prescribed by the SEC. Therefore, such financial statements may not be comparable to financial statements prepared in accordance with U.S. GAAP.

T-REX 2X LONG SHMD DAILY TARGET ETF | Small-Capitalization Company Risk Member
Prospectus [Line Items]
Risk [Text Block]
Small-Capitalization Company Risk. Small-capitalization companies generally have more limited financial and managerial resources, less diversified business operations, and smaller market shares than larger companies. As a result, they may be more vulnerable to adverse business or economic developments, and their securities may be subject to greater price fluctuations and lower trading volumes. Small-cap companies may also be less able to obtain financing on favorable terms or to withstand competitive and economic pressures, which could negatively impact their performance and returns.

T-REX 2X LONG SHMD DAILY TARGET ETF | SHMD Investing Risk Member
Prospectus [Line Items]
Risk [Text Block]
SHMD Investing Risk. Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. SHMD ordinary shares may perform differently from the market as a whole. In addition to the risks associated generally with investments in equity securities, SHMD faces risks related to customer demand for advanced manufacturing equipment, long sales and qualification cycles, customer concentration, project timing and execution, and competition from larger or better-capitalized industrial equipment and semiconductor-adjacent technology providers.

SHMD’s operating results may be highly sensitive to capital spending cycles in electronics, photovoltaics, printed circuit boards, advanced packaging, and other industrial end markets. Delays in customer orders, project installations, equipment acceptance, or manufacturing expansion plans could materially adversely affect revenues, margins, and cash flows. SHMD is also subject to risks related to supply-chain disruptions, component availability, manufacturing quality, warranty obligations, and dependence on specialized technical personnel. Because SHMD operates internationally, it may also face foreign currency, trade policy, export control, tariff, geopolitical, and jurisdictional risks. The trading price of SHMD has been and may continue to be highly volatile, reflecting the company’s limited trading history as a public company, small market capitalization, exposure to cyclical technology and renewable energy capital spending, customer order timing, and investor sentiment toward advanced manufacturing and clean technology issuers.

T-REX 2X LONG SHMD DAILY TARGET ETF | Industry Concentration Risk, Specialty Industrial Machinery Industry Risk Member
Prospectus [Line Items]
Risk [Text Block]	Specialty Industrial Machinery Industry Risk. The specialty industrial machinery industry is inherently sensitive to fluctuations in global economic conditions, as demand is closely tied to capital investment cycles across a range of end-user sectors, including automotive, aerospace, energy, construction, and advanced manufacturing. During economic downturns, businesses in these sectors typically reduce or defer capital expenditures, leading to a contraction in orders for specialized machinery. This cyclicality can result in significant revenue volatility across the industry. Additionally, shifts in interest rates, commodity prices, or government infrastructure spending can either accelerate or suppress demand, creating forecasting challenges and operational risk for machinery manufacturers and suppliers.
T-REX 2X LONG SHMD DAILY TARGET ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund may not achieve its leveraged investment objective and there is a risk that you could lose all of your money invested in the Fund.
T-REX 2X LONG SHMD DAILY TARGET ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversification Risk. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended. This means it has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers or in financial instruments with a single counterparty or a few counterparties. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer or the credit of a single counterparty and make the Fund more susceptible to risks associated with a single economic, political, or regulatory occurrence than a diversified fund.

T-REX 2X LONG TEAM DAILY TARGET ETF | Effects Of Compounding And Market Volatility Risk Member
Prospectus [Line Items]
Risk [Text Block]
Effects of Compounding and Market Volatility Risk. The Fund has a daily leveraged investment objective and the Fund’s performance for periods greater than a trading day will be the result of each day's returns compounded over the period, which is very likely to differ from 200% of TEAM’s performance, before fees and expenses. Compounding affects all investments, but has a more significant impact on funds that are leveraged and that rebalance daily and becomes more pronounced as volatility and holding periods increase. The impact of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of TEAM during the shareholder’s holding period of an investment in the Fund.

The chart below provides examples of how TEAM volatility and its return could affect the Fund’s performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) TEAM volatility; b) TEAM performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) dividends or interest paid with respect to TEAM. The chart below illustrates the impact of two principal factors – volatility and performance – on Fund performance. The chart shows estimated Fund returns for a number of combinations of TEAM volatility and TEAM performance over a one-year period. Performance shown in the chart assumes that: (i) no dividends were paid with respect to TEAM; (ii) there were no Fund expenses; and (iii) borrowing/lending rates (to obtain leveraged exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be different than those shown. Particularly during periods of higher volatility, compounding will cause results for periods longer than a trading day to vary from 200% of the performance of TEAM.

During periods of higher TEAM volatility, the volatility of TEAM may affect the Fund’s return as much as, or more than, the return of TEAM. The impact of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of TEAM during a shareholder’s holding period of an investment in the Fund.

As shown in the chart below, the Fund would be expected to lose 6.1% if TEAM provided no return over a one-year period during which TEAM experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if TEAM’s return is flat. For instance, if TEAM’s annualized volatility is 100%, the Fund would be expected to lose 63.2% of its value, even if the cumulative return for the year was 0%. Areas shaded red (or dark gray) represent those scenarios where the Fund can be expected to return less than 200% of the performance of TEAM and those shaded green (or light gray) represent those scenarios where the Fund can be expected to return more than 200% of the performance of TEAM. The table below is not a representation of the Fund’s actual returns, which may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in “Daily Correlation Risk” below.

One Year	200% One Year	Volatility Rate
Return	Return	10%	25%	50%	75%	100%
-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%
-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%
-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%
-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%
0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%
10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%
20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%
30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%
40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%
50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%
60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%

TEAM’s annualized historical daily volatility rate for the five-year period ended December 31, 2025 was 56.57%. TEAM’s annualized daily volatility rates were as follows:

2021    45.79%
2022    80.25%
2023    52.55%
2024    47.10%
2025    49.78%

TEAM’s annualized performance for the five-year period ended December 31, 2025 was -7.06%. Historical volatility and performance are not indications of what TEAM volatility and performance will be in the future. TEAM’s stock price may be more volatile, and may fluctuate more than the market. By way of example, currently, the 52-week high stock price for TEAM is $206.00 on July 28, 2025 and the 52-week low stock price for TEAM is $56.01, which occurred on April 10, 2026. TEAM’s 52-week high and low stock price may change significantly over a short period of time.
For information regarding the effects of volatility and performance on the long-term performance of the Fund, see “Additional Information About Investment Techniques and Policies.”

T-REX 2X LONG TEAM DAILY TARGET ETF | Leverage Risk Member
Prospectus [Line Items]
Risk [Text Block]
Leverage Risk. The Fund obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are adverse to its investment objective than a fund that does not utilize leverage. An investment in the Fund is exposed to the risk that a decline in the daily performance of TEAM will be magnified. This means that an investment in the Fund will be reduced by an amount equal to 2% for every 1% daily decline in TEAM, not including the costs of financing leverage and other operating expenses, which would further reduce its value. The Fund could theoretically lose an amount greater than its net assets in the event of a security decline of more than 50%. This would result in a total loss of a shareholder’s investment in one day even if TEAM subsequently moves in the opposite direction and eliminates all or a portion of its earlier daily change. A total loss may occur in a single day even if TEAM does not lose all of its value. Leverage will also have the effect of magnifying any differences in the Fund’s correlation with TEAM and may increase the volatility of the Fund.

To the extent that the instruments utilized by the Fund are thinly traded or have a limited market, the Fund may be unable to meet its investment objective due to a lack of available investments or counterparties. During such periods, the Fund’s ability to issue additional Creation Units may be adversely affected. As a result, the Fund’s shares could trade at a premium or discount to their net asset value and/or the bid-ask spread of the Fund’s shares could widen. Under such circumstances, the Fund may increase its transaction fee, change its investment objective by, for example, seeking to track an alternative security, reduce its leverage or close. In such circumstances, the Fund’s investment adviser will consult with counsel to the Trust and its Board of Trustees, and if determined to be necessary, the Fund will amend and/or supplement the prospectus as promptly as feasible under the circumstances to include appropriate disclosures.
T-REX 2X LONG TEAM DAILY TARGET ETF | Derivatives Risk Member
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. Investing in derivatives may be considered aggressive and may expose the Fund to greater risks, and may result in larger losses or smaller gains, than investing directly in the reference assets underlying those derivatives, which may prevent the Fund from achieving its investment objective.

The Fund expects to use swap agreements to achieve its investment objective. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other investments, including risk related to the market, leverage, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty, liquidity, valuation, and legal restrictions. The performance of a derivative may not track the performance of its reference asset, including due to fees and other costs associated with it. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of the amount initially invested. As a result, the value of an investment in the Fund may change quickly and without warning. Additionally, any financing, borrowing or other costs associated with using derivatives may also have the effect of lowering the Fund’s return. Such costs may increase as interest rates rise.

Swap Agreements. Swap agreements are entered into with financial institutions for a specified period which may range from one day to more than one year. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a reference asset. Swap agreements are generally traded over-the-counter, and therefore, may not receive as much regulatory protection as exchange-traded instruments, which may expose investors to significant losses.

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivatives portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy and the Fund may not achieve its investment objective. To the extent that the Fund exceeds the level of value at risk for an extended period, the Fund may amend and/or supplement its prospectus as promptly as feasible under the particular circumstances to include appropriate adjustments to its investment strategy and if necessary, the Fund’s name.

Call Options. The use of call options involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which is affected by fiscal and monetary policies and by national and international politics, changes in the actual or implied volatility or the reference asset, and the time remaining until the expiration of the option contract and economic events. The values of the options contracts in which the Fund invests are substantially influenced by the value of the underlying instrument. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to expiry, the value of an option generally does not increase or decrease at the same rate as the underlying instrument. There may at times be an imperfect correlation between the movement in values of options contracts and the reference asset, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. As the options contracts are exercised or expire the Fund may enter into new options contracts, a practice referred to as rolling.

FLEX Options. The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. The value of the FLEX Options prior to the expiration date may vary because of related factors other than the value of the reference asset. Factors that may influence the value of the FLEX Options, other than gains or losses in the reference asset, may include interest rate changes, changing supply and demand, decreased liquidity of the FLEX Options, and changing volatility levels of the reference asset. FLEX Options are listed on an exchange; however, it is not guaranteed that a liquid secondary trading market will exist. In the event that trading in the FLEX Options is limited or absent, the value of the FLEX Options may decrease.

T-REX 2X LONG TEAM DAILY TARGET ETF | Counterparty Risk Member
Prospectus [Line Items]
Risk [Text Block]
Counterparty Risk. A counterparty may be unwilling or unable to make timely payments to meet its contractual obligations or may fail to return holdings that are subject to the agreement with the counterparty. If the counterparty or its affiliate becomes insolvent, bankrupt or defaults on its payment obligations to the Fund, the value of an investment held by the Fund may decline. Additionally, if any collateral posted by the counterparty for the benefit of the Fund is insufficient or there are delays in the Fund’s ability to access such collateral, the Fund may not be able to achieve its leveraged investment objective.

In addition, the Fund may enter into swap agreements with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective. The risk of a limited number of counterparties may be, and historically has been, particularly accentuated during times of significant market volatility. During times of significant market volatility, the costs to enter into the swaps that the Fund utilizes may increase significantly, which may negatively impact the Fund’s returns. While the objective of the Fund is to seek daily investment results, before fees and expenses, of 200% of the daily performance of TEAM, it is important for investors to understand that significant increases in the costs of entering into the swaps may negatively impact investment results after fees and expenses.

T-REX 2X LONG TEAM DAILY TARGET ETF | Rebalancing Risk Member
Prospectus [Line Items]
Risk [Text Block]
Rebalancing Risk. If for any reason the Fund is unable to rebalance all or a part of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with its investment objective. In these instances, the Fund may have investment exposure to TEAM that is significantly greater or significantly less than its stated multiple. The Fund may be more exposed to leverage risk than if it had been properly rebalanced and may not achieve its investment objective, leading to significantly greater losses or reduced gains.

T-REX 2X LONG TEAM DAILY TARGET ETF | Intra-Day Investment Risk Member
Prospectus [Line Items]
Risk [Text Block]
Intra-Day Investment Risk. The Fund seeks leveraged investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the value of TEAM at the market close on the first trading day and the value of TEAM at the time of purchase. If TEAM gains value, the Fund’s net assets will rise by the same amount as the Fund’s exposure. Conversely, if TEAM declines, the Fund’s net assets will decline by the same amount as the Fund’s exposure. Thus, an investor that purchases shares intra-day may experience performance that is greater than, or less than, the Fund’s stated multiple of TEAM.

If there is a significant intra-day market event and/or the securities experience a significant change in value, the Fund may not meet its investment objective, may not be able to rebalance its portfolio appropriately, or may experience significant premiums or discounts, or widened bid-ask spreads. Additionally, the Fund may close to purchases and sales of shares (“Shares”) prior to the close of trading on the Exchange and incur significant losses.

T-REX 2X LONG TEAM DAILY TARGET ETF | Daily Correlation Risk Member
Prospectus [Line Items]
Risk [Text Block]
Daily Correlation Risk. There is no guarantee that the Fund will achieve a high degree of correlation to TEAM and therefore achieve its daily leveraged investment objective. The Fund’s exposure to TEAM is impacted by TEAM’s movement. Because of this, it is unlikely that the Fund will be perfectly exposed to TEAM at the end of each day. The possibility of the Fund being materially over- or under-exposed to TEAM increases on days when TEAM is volatile near the close of the trading day. Market disruptions, regulatory restrictions and high volatility will also adversely affect the Fund’s ability to adjust exposure to the required levels.

The Fund may have difficulty achieving its daily leveraged investment objective for many reasons, including fees, expenses, transaction costs, financing costs related to the use of derivatives, accounting standards and their application to income items, disruptions, illiquid or high volatility in the markets for the securities or financial instruments in which the Fund invests, early and unanticipated closings of the markets on which the holdings of the Fund trade, resulting in the inability of the Fund to execute intended portfolio transactions, regulatory and tax considerations, which may cause the Fund to hold (or not to hold) TEAM. The Fund may take or refrain from taking positions in order to improve tax efficiency, comply with regulatory restrictions, or for other reasons, each of which may negatively affect the Fund’s desired correlation with TEAM. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to TEAM. Additionally, the Fund’s underlying investments and/or reference assets may trade on markets that may not be open on the same day as the Fund, which may cause a difference between the changes in the daily performance of the Fund and changes in the performance of TEAM. Any of these factors could decrease the correlation between the performance of the Fund and TEAM and may hinder the Fund’s ability to meet its daily leveraged investment objective on or around that day.

T-REX 2X LONG TEAM DAILY TARGET ETF | Market Risk Member
Prospectus [Line Items]
Risk [Text Block]
Market Risk. The Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, general market liquidity, exchange trading suspensions and closures, and public health risks. The Fund is subject to the risk that geopolitical events will disrupt markets and adversely affect global economies, markets, and exchanges. Local, regional, or global events such as war, acts of terrorism, natural disasters, the spread of infectious illness or other public health issues, conflicts and social unrest or other events could have a significant impact on the Fund, its investments, and the Fund’s ability to achieve its investment objective.

T-REX 2X LONG TEAM DAILY TARGET ETF | Indirect Investment Risk Member
Prospectus [Line Items]
Risk [Text Block]
Indirect Investment Risk. TEAM is not affiliated with the Trust, the Adviser, or any affiliates thereof and is not involved with this offering in any way, and has no obligation to consider the Fund in taking any corporate actions that might affect the value of the Fund. Neither the Trust, the Fund nor any affiliate is responsible for the performance of TEAM and make no representation as to the performance of TEAM. Investing in the Fund is not equivalent to investing in TEAM. Fund shareholders will not have voting rights or rights to receive dividends or other distributions or any other rights with respect to TEAM.

T-REX 2X LONG TEAM DAILY TARGET ETF | Underlying Security Investing Risk Member
Prospectus [Line Items]
Risk [Text Block]	Underlying Security Investing Risk. Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.
T-REX 2X LONG TEAM DAILY TARGET ETF | Regulatory Risk Member
Prospectus [Line Items]
Risk [Text Block]
Regulatory Risk. The Fund is subject to the risk that a change in U.S. law and related regulations will impact the way a Fund operates, increase the particular costs of the Fund's operations and/or change the competitive landscape. Additional legislative or regulatory changes could occur that may materially and adversely affect the Fund.

T-REX 2X LONG TEAM DAILY TARGET ETF | Technology Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]
Technology Sector Risk.    The market prices of technology-related securities tend to exhibit a greater degree of market risk and sharp price fluctuations than other types of securities. These securities may fall in and out of favor with investors rapidly, which may cause sudden selling and dramatically lower market prices. Technology securities may be affected by intense competition, obsolescence of existing technology, general economic conditions and government regulation and may have limited product lines, markets, financial resources, or personnel. Technology companies may experience dramatic and often unpredictable changes in growth rates and competition for qualified personnel. These companies are also heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely impact a company’s profitability. A small number of companies represent a large portion of the technology industry. In addition, a rising interest rate environment tends to negatively affect technology companies, those technology companies seeking to finance expansion would have increased borrowing costs, which may negatively impact earnings. Technology companies having high market valuations may appear less attractive to investors, which may cause sharp decreases in their market prices.

T-REX 2X LONG TEAM DAILY TARGET ETF | Industry Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]
Industry Concentration Risk. The Fund will be concentrated in the industry to which TEAM is assigned (i.e., hold more than 25% of its total assets in investments that provide exposure to the industry to which TEAM is assigned). A portfolio concentrated in a particular industry may present more risks than a portfolio broadly diversified over several industries. As of the date of this prospectus, TEAM is assigned to the software - application industry.

•Software - Application Risk. Investments in software application companies are subject to the risks associated with the software and technology sectors generally, including rapid technological change, short product life cycles, evolving consumer and enterprise preferences, and intense competition. Software application companies may be adversely affected by the introduction of competing products or services, pricing pressures, and the inability to successfully develop, market, or maintain software offerings. These companies may also face risks related to cybersecurity incidents, data privacy and protection requirements, intellectual property disputes, service interruptions, and dependence on third-party platforms or distribution channels. In addition, software application companies may rely heavily on subscription-based or recurring revenue models, which may be impacted by customer retention rates and changes in spending patterns. Securities of software application companies may be more volatile than the broader market and may be particularly sensitive to market sentiment, growth expectations, and interest rate changes.

T-REX 2X LONG TEAM DAILY TARGET ETF | Fixed Income Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Fixed Income Securities Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.
T-REX 2X LONG TEAM DAILY TARGET ETF | Money Market Instrument Risk Member
Prospectus [Line Items]
Risk [Text Block]
Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Money market funds may be subject to credit risk with respect to the debt instruments in which they invest. Depository accounts may be subject to credit risk with respect to the financial institution in which the depository account is held. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments may lose money.

T-REX 2X LONG TEAM DAILY TARGET ETF | Liquidity Risk Member
Prospectus [Line Items]
Risk [Text Block]
Liquidity Risk. Holdings of the Fund may be difficult to buy or sell or may be illiquid, particularly during times of market turmoil. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to buy or sell an illiquid security or derivative instrument at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions may prevent the Fund from limiting losses, realizing gains, or achieving a high correlation with TEAM. There is no assurance that a security or derivative instrument that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund. To the extent that TEAM value increases or decreases significantly, the Fund may be one of many market participants that are attempting to transact in the TEAM. Under such circumstances, the market for TEAM may lack sufficient liquidity for all market participants' trades. Therefore, the Fund may have more difficulty transacting in the securities or financial instruments and the Fund's transactions could exacerbate the price changes of TEAM and may impact the ability of the Fund to achieve its investment objective.

In certain cases, the market for TEAM and/or Fund may lack sufficient liquidity for all market participants' trades. Therefore, the Fund may have difficulty transacting in it and/or in correlated investments, such as swap contracts. Further, the Fund's transactions could exacerbate illiquidity and volatility in the price of TEAM and correlated derivative instruments.

T-REX 2X LONG TEAM DAILY TARGET ETF | Early Close/Trading Halt Risk Member
Prospectus [Line Items]
Risk [Text Block]
Early Close/Trading Halt Risk. Although an underlying security’s shares are listed for trading on an exchange, there can be no assurance that an active trading market for such shares will be available at all times. An exchange or market may close or issue trading halts on specific securities or financial instruments, including the shares of the Fund. Under such circumstances, the ability to buy or sell certain portfolio securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell investments for its portfolio, may disrupt the Fund’s creation/redemption process, and may temporarily prevent investors from buying and selling shares of the Fund. In addition, the Fund may be unable to accurately price its investments, may fail to achieve performance that is correlated with TEAM and may incur substantial losses. If there is a significant intra-day market event and/or TEAM experiences a significant price increase or decrease, the Fund may not meet its investment objective or rebalance its portfolio appropriately. Additionally, the Fund may close to purchases and sales of Shares prior to the close of regular trading on the exchange and incur significant losses.

T-REX 2X LONG TEAM DAILY TARGET ETF | Equity Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Equity Securities Risk. Publicly issued equity securities, including common stocks, are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests, and/or has exposure to, will cause the net asset value of the Fund to fluctuate. The Fund’s direct investments in Class A common stock of TEAM does not provide leveraged exposure to TEAM and, as a result, if the Fund invests directly in Class A common stock of TEAM to a greater extent, the Fund may not achieve its 200% daily investment objective.

T-REX 2X LONG TEAM DAILY TARGET ETF | Cash Transaction Risk Member
Prospectus [Line Items]
Risk [Text Block]
Cash Transaction Risk. The Fund intends to effect creations and redemptions for cash rather than for in-kind securities. As a result, the Fund may not be tax efficient and may incur brokerage costs related to buying and selling securities to achieve its investment objective thus incurring additional expenses than if it had effected creations and redemptions in kind. To the extent that such costs are not offset by transaction fees paid by an authorized participant, the Fund may bear such costs, which will decrease the Fund’s net asset value.

T-REX 2X LONG TEAM DAILY TARGET ETF | Tax Risk Member
Prospectus [Line Items]
Risk [Text Block]
Tax Risk. In order to qualify for the special tax treatment accorded a regulated investment company (“RIC”) and its shareholders, the Fund must derive at least 90% of its gross income for each taxable year from “qualifying income,” meet certain asset diversification tests at the end of each taxable quarter, and meet annual distribution requirements. The Fund’s pursuit of its investment strategy will potentially be limited by the Fund’s intention to qualify for such treatment and could adversely affect the Fund’s ability to so qualify. The Fund may make certain investments, the treatment of which for these purposes is unclear. If, in any year, the Fund were to fail to qualify for the special tax treatment accorded a RIC and its shareholders, and were ineligible to or were not to cure such failure, the Fund would be taxed in the same manner as an ordinary corporation subject to U.S. federal income tax on all its income at the fund level. The resulting taxes could substantially reduce the Fund’s net assets and the amount of income available for distribution. In addition, in order to requalify for taxation as a RIC, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions. Please see the section entitled “Taxes” in the Statement of Additional Information for more information.

T-REX 2X LONG TEAM DAILY TARGET ETF | ETF Risks Member
Prospectus [Line Items]
Risk [Text Block]
ETF Risks. The Fund is an exchange-traded fund, and, as a result of an ETF’s structure, it is exposed to the following risks:

•Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

•Cash Redemption Risk. The Fund intends to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

•Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

•Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

•Trading. Although Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares.

T-REX 2X LONG TEAM DAILY TARGET ETF | ETF Risks, Authorized Participants, Market Makers, And Liquidity Providers Limitation Risk Member
Prospectus [Line Items]
Risk [Text Block]	Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
T-REX 2X LONG TEAM DAILY TARGET ETF | ETF Risks, Cash Redemption Risk Member
Prospectus [Line Items]
Risk [Text Block]	Cash Redemption Risk. The Fund intends to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.
T-REX 2X LONG TEAM DAILY TARGET ETF | ETF Risks, Costs Of Buying Or Selling Shares Member
Prospectus [Line Items]
Risk [Text Block]	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.
T-REX 2X LONG TEAM DAILY TARGET ETF | ETF Risks, Shares May Trade At Prices Other Than NAV Risk Member
Prospectus [Line Items]
Risk [Text Block]	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.
T-REX 2X LONG TEAM DAILY TARGET ETF | ETF Risks, Trading Risk Member
Prospectus [Line Items]
Risk [Text Block]	Trading. Although Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares.
T-REX 2X LONG TEAM DAILY TARGET ETF | New Fund Risk Member
Prospectus [Line Items]
Risk [Text Block]
New Fund Risk. As of the date of this prospectus, the Fund has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Fund’s market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

T-REX 2X LONG TEAM DAILY TARGET ETF | Large-Capitalization Company Risk Member
Prospectus [Line Items]
Risk [Text Block]
Large-Capitalization Company Risk. Large-capitalization companies typically have significant financial resources, extensive product lines and broad markets for their goods and/or services. However, they may be less able to adapt to changing market conditions or to respond quickly to competitive challenges or to changes in business, product, financial, or market conditions and may not be able to maintain growth at rates that may be achieved by well-managed smaller and mid-size companies, which may affect the companies’ returns.

T-REX 2X LONG TEAM DAILY TARGET ETF | Industry Concentration Risk, Software - Application Risk Member
Prospectus [Line Items]
Risk [Text Block]	Software - Application Risk. Investments in software application companies are subject to the risks associated with the software and technology sectors generally, including rapid technological change, short product life cycles, evolving consumer and enterprise preferences, and intense competition. Software application companies may be adversely affected by the introduction of competing products or services, pricing pressures, and the inability to successfully develop, market, or maintain software offerings. These companies may also face risks related to cybersecurity incidents, data privacy and protection requirements, intellectual property disputes, service interruptions, and dependence on third-party platforms or distribution channels. In addition, software application companies may rely heavily on subscription-based or recurring revenue models, which may be impacted by customer retention rates and changes in spending patterns. Securities of software application companies may be more volatile than the broader market and may be particularly sensitive to market sentiment, growth expectations, and interest rate changes.
T-REX 2X LONG TEAM DAILY TARGET ETF | TEAM Investing Risk Member
Prospectus [Line Items]
Risk [Text Block]
TEAM Investing Risk. Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. TEAM's Class A common stock may perform differently from the market as a whole. In addition to the risks associated generally with investments in equity securities, TEAM faces risks related to competition from large enterprise software and cloud service providers; dependence on continued customer adoption, retention, and expansion of subscription-based services; pricing pressure and changes in customer technology spending; and the ability to successfully develop, integrate, and commercialize new products and artificial intelligence-enabled features.

TEAM’s operating results may be highly sensitive to enterprise information technology spending trends, cloud migration activity, and customer demand for collaboration and workflow software, as well as to macroeconomic conditions that may reduce customer budgets or delay purchasing decisions. Slower growth in cloud subscriptions, lower customer retention, or reduced expansion within existing accounts could materially adversely affect revenues and profitability. TEAM is also subject to risks related to cybersecurity, data privacy, system reliability, and service availability, including risks associated with hosting cloud-based products and managing sensitive customer data. Service disruptions, data breaches, or failures to comply with privacy and data protection laws could adversely affect customer relationships, reputation, and financial performance. TEAM may face risks associated with integration and execution of acquisitions and strategic initiatives, including efforts to expand product offerings, integrate artificial intelligence capabilities, or scale enterprise-focused operations. TEAM is also exposed to risks related to international operations, including foreign currency fluctuations, regulatory requirements, taxation, and geopolitical developments. The trading price of TEAM has been and may continue to be highly volatile, reflecting investor sentiment toward software and cloud computing issuers, changes in growth expectations, competitive dynamics, macroeconomic conditions, and broader market volatility affecting technology companies.

T-REX 2X LONG TEAM DAILY TARGET ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund may not achieve its leveraged investment objective and there is a risk that you could lose all of your money invested in the Fund.
T-REX 2X LONG TEAM DAILY TARGET ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversification Risk. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended. This means it has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers or in financial instruments with a single counterparty or a few counterparties. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer or the credit of a single counterparty and make the Fund more susceptible to risks associated with a single economic, political, or regulatory occurrence than a diversified fund.

T-REX 2X LONG TTMI DAILY TARGET ETF | Effects Of Compounding And Market Volatility Risk Member
Prospectus [Line Items]
Risk [Text Block]
Effects of Compounding and Market Volatility Risk. The Fund has a daily leveraged investment objective and the Fund’s performance for periods greater than a trading day will be the result of each day's returns compounded over the period, which is very likely to differ from 200% of TTMI’s performance, before fees and expenses. Compounding affects all investments, but has a more significant impact on funds that are leveraged and that rebalance daily and becomes more pronounced as volatility and holding periods increase. The impact of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of TTMI during the shareholder’s holding period of an investment in the Fund.

The chart below provides examples of how TTMI volatility and its return could affect the Fund’s performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) TTMI volatility; b) TTMI performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) dividends or interest paid with respect to TTMI. The chart below illustrates the impact of two principal factors – volatility and performance – on Fund performance. The chart shows estimated Fund returns for a number of combinations of TTMI volatility and TTMI performance over a one-year period. Performance shown in the chart assumes that: (i) no dividends were paid with respect to TTMI; (ii) there were no Fund expenses; and (iii) borrowing/lending rates (to obtain leveraged exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be different than those shown. Particularly during periods of higher volatility, compounding will cause results for periods longer than a trading day to vary from 200% of the performance of TTMI.

During periods of higher TTMI volatility, the volatility of TTMI may affect the Fund’s return as much as, or more than, the return of TTMI. The impact of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of TTMI during a shareholder’s holding period of an investment in the Fund.

As shown in the chart below, the Fund would be expected to lose 6.1% if TTMI provided no return over a one-year period during which TTMI experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if TTMI’s return is flat. For instance, if TTMI’s annualized volatility is 100%, the Fund would be expected to lose 63.2% of its value, even if the cumulative return for the year was 0%. Areas shaded red (or dark gray) represent those scenarios where the Fund can be expected to return less than 200% of the performance of TTMI and those shaded green (or light gray) represent those scenarios where the Fund can be expected to return more than 200% of the performance of TTMI. The table below is not a representation of the Fund’s actual returns, which may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in “Daily Correlation Risk” below.

One Year	200% One Year	Volatility Rate
Return	Return	10%	25%	50%	75%	100%
-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%
-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%
-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%
-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%
0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%
10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%
20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%
30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%
40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%
50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%
60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%

TTMI’s annualized historical daily volatility rate for the five-year period ended December 31, 2025 was 42.59%. TTMI’s annualized daily volatility rates were as follows:

2021    14.08%
2022    50.20%
2023    36.22%
2024    39.62%
2025    58.95%

TTMI’s annualized performance for the five-year period ended December 31, 2025 was 37.96%. Historical volatility and performance are not indications of what TTMI volatility and performance will be in the future. TTMI’s stock price may be more volatile, and may fluctuate more than the market. By way of example, currently, the 52-week high stock price for TTMI is $223.83 on June 22, 2026 and the 52-week low stock price for TTMI is $39.20 which occurred on August 20, 2025. TTMI’s 52-week high and low stock price may change significantly over a short period of time.
For information regarding the effects of volatility and performance on the long-term performance of the Fund, see “Additional Information About Investment Techniques and Policies.”

T-REX 2X LONG TTMI DAILY TARGET ETF | Leverage Risk Member
Prospectus [Line Items]
Risk [Text Block]
Leverage Risk. The Fund obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are adverse to its investment objective than a fund that does not utilize leverage. An investment in the Fund is exposed to the risk that a decline in the daily performance of TTMI will be magnified. This means that an investment in the Fund will be reduced by an amount equal to 2% for every 1% daily decline in TTMI, not including the costs of financing leverage and other operating expenses, which would further reduce its value. The Fund could theoretically lose an amount greater than its net assets in the event of a security decline of more than 50%. This would result in a total loss of a shareholder’s investment in one day even if TTMI subsequently moves in the opposite direction and eliminates all or a portion of its earlier daily change. A total loss may occur in a single day even if TTMI does not lose all of its value. Leverage will also have the effect of magnifying any differences in the Fund’s correlation with TTMI and may increase the volatility of the Fund.

To the extent that the instruments utilized by the Fund are thinly traded or have a limited market, the Fund may be unable to meet its investment objective due to a lack of available investments or counterparties. During such periods, the Fund’s ability to issue additional Creation Units may be adversely affected. As a result, the Fund’s shares could trade at a premium or discount to their net asset value and/or the bid-ask spread of the Fund’s shares could widen. Under such circumstances, the Fund may increase its transaction fee, change its investment objective by, for example, seeking to track an alternative security, reduce its leverage or close. In such circumstances, the Fund’s investment adviser will consult with counsel to the Trust and its Board of Trustees, and if determined to be necessary, the Fund will amend and/or supplement the prospectus as promptly as feasible under the circumstances to include appropriate disclosures.
T-REX 2X LONG TTMI DAILY TARGET ETF | Derivatives Risk Member
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. Investing in derivatives may be considered aggressive and may expose the Fund to greater risks, and may result in larger losses or smaller gains, than investing directly in the reference assets underlying those derivatives, which may prevent the Fund from achieving its investment objective.

The Fund expects to use swap agreements to achieve its investment objective. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other investments, including risk related to the market, leverage, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty, liquidity, valuation, and legal restrictions. The performance of a derivative may not track the performance of its reference asset, including due to fees and other costs associated with it. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of the amount initially invested. As a result, the value of an investment in the Fund may change quickly and without warning. Additionally, any financing, borrowing or other costs associated with using derivatives may also have the effect of lowering the Fund’s return. Such costs may increase as interest rates rise.

Swap Agreements. Swap agreements are entered into with financial institutions for a specified period which may range from one day to more than one year. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a reference asset. Swap agreements are generally traded over-the-counter, and therefore, may not receive as much regulatory protection as exchange-traded instruments, which may expose investors to significant losses.

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivatives portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy and the Fund may not achieve its investment objective. To the extent that the Fund exceeds the level of value at risk for an extended period, the Fund may amend and/or supplement its prospectus as promptly as feasible under the particular circumstances to include appropriate adjustments to its investment strategy and if necessary, the Fund’s name.

Call Options. The use of call options involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which is affected by fiscal and monetary policies and by national and international politics, changes in the actual or implied volatility or the reference asset, and the time remaining until the expiration of the option contract and economic events. The values of the options contracts in which the Fund invests are substantially influenced by the value of the underlying instrument. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to expiry, the value of an option generally does not increase or decrease at the same rate as the underlying instrument. There may at times be an imperfect correlation between the movement in values of options contracts and the reference asset, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. As the options contracts are exercised or expire the Fund may enter into new options contracts, a practice referred to as rolling.

FLEX Options. The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. The value of the FLEX Options prior to the expiration date may vary because of related factors other than the value of the reference asset. Factors that may influence the value of the FLEX Options, other than gains or losses in the reference asset, may include interest rate changes, changing supply and demand, decreased liquidity of the FLEX Options, and changing volatility levels of the reference asset. FLEX Options are listed on an exchange; however, it is not guaranteed that a liquid secondary trading market will exist. In the event that trading in the FLEX Options is limited or absent, the value of the FLEX Options may decrease.

T-REX 2X LONG TTMI DAILY TARGET ETF | Counterparty Risk Member
Prospectus [Line Items]
Risk [Text Block]
Counterparty Risk. A counterparty may be unwilling or unable to make timely payments to meet its contractual obligations or may fail to return holdings that are subject to the agreement with the counterparty. If the counterparty or its affiliate becomes insolvent, bankrupt or defaults on its payment obligations to the Fund, the value of an investment held by the Fund may decline. Additionally, if any collateral posted by the counterparty for the benefit of the Fund is insufficient or there are delays in the Fund’s ability to access such collateral, the Fund may not be able to achieve its leveraged investment objective.

In addition, the Fund may enter into swap agreements with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective. The risk of a limited number of counterparties may be, and historically has been, particularly accentuated during times of significant market volatility. During times of significant market volatility, the costs to enter into the swaps that the Fund utilizes may increase significantly, which may negatively impact the Fund’s returns. While the objective of the Fund is to seek daily investment results, before fees and expenses, of 200% of the daily performance of TTMI, it is important for investors to understand that significant increases in the costs of entering into the swaps may negatively impact investment results after fees and expenses.

T-REX 2X LONG TTMI DAILY TARGET ETF | Rebalancing Risk Member
Prospectus [Line Items]
Risk [Text Block]
Rebalancing Risk. If for any reason the Fund is unable to rebalance all or a part of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with its investment objective. In these instances, the Fund may have investment exposure to TTMI that is significantly greater or significantly less than its stated multiple. The Fund may be more exposed to leverage risk than if it had been properly rebalanced and may not achieve its investment objective, leading to significantly greater losses or reduced gains.

T-REX 2X LONG TTMI DAILY TARGET ETF | Intra-Day Investment Risk Member
Prospectus [Line Items]
Risk [Text Block]
Intra-Day Investment Risk. The Fund seeks leveraged investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the value of TTMI at the market close on the first trading day and the value of TTMI at the time of purchase. If TTMI gains value, the Fund’s net assets will rise by the same amount as the Fund’s exposure. Conversely, if TTMI declines, the Fund’s net assets will decline by the same amount as the Fund’s exposure. Thus, an investor that purchases shares intra-day may experience performance that is greater than, or less than, the Fund’s stated multiple of TTMI.

If there is a significant intra-day market event and/or the securities experience a significant change in value, the Fund may not meet its investment objective, may not be able to rebalance its portfolio appropriately, or may experience significant premiums or discounts, or widened bid-ask spreads. Additionally, the Fund may close to purchases and sales of shares (“Shares”) prior to the close of trading on the Exchange and incur significant losses.

T-REX 2X LONG TTMI DAILY TARGET ETF | Daily Correlation Risk Member
Prospectus [Line Items]
Risk [Text Block]
Daily Correlation Risk. There is no guarantee that the Fund will achieve a high degree of correlation to TTMI and therefore achieve its daily leveraged investment objective. The Fund’s exposure to TTMI is impacted by TTMI’s movement. Because of this, it is unlikely that the Fund will be perfectly exposed to TTMI at the end of each day. The possibility of the Fund being materially over- or under-exposed to TTMI increases on days when TTMI is volatile near the close of the trading day. Market disruptions, regulatory restrictions and high volatility will also adversely affect the Fund’s ability to adjust exposure to the required levels.

The Fund may have difficulty achieving its daily leveraged investment objective for many reasons, including fees, expenses, transaction costs, financing costs related to the use of derivatives, accounting standards and their application to income items, disruptions, illiquid or high volatility in the markets for the securities or financial instruments in which the Fund invests, early and unanticipated closings of the markets on which the holdings of the Fund trade, resulting in the inability of the Fund to execute intended portfolio transactions, regulatory and tax considerations, which may cause the Fund to hold (or not to hold) TTMI. The Fund may take or refrain from taking positions in order to improve tax efficiency, comply with regulatory restrictions, or for other reasons, each of which may negatively affect the Fund’s desired correlation with TTMI. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to TTMI. Additionally, the Fund’s underlying investments and/or reference assets may trade on markets that may not be open on the same day as the Fund, which may cause a difference between the changes in the daily performance of the Fund and changes in the performance of TTMI. Any of these factors could decrease the correlation between the performance of the Fund and TTMI and may hinder the Fund’s ability to meet its daily leveraged investment objective on or around that day.

T-REX 2X LONG TTMI DAILY TARGET ETF | Market Risk Member
Prospectus [Line Items]
Risk [Text Block]
Market Risk. The Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, general market liquidity, exchange trading suspensions and closures, and public health risks. The Fund is subject to the risk that geopolitical events will disrupt markets and adversely affect global economies, markets, and exchanges. Local, regional, or global events such as war, acts of terrorism, natural disasters, the spread of infectious illness or other public health issues, conflicts and social unrest or other events could have a significant impact on the Fund, its investments, and the Fund’s ability to achieve its investment objective.

T-REX 2X LONG TTMI DAILY TARGET ETF | Indirect Investment Risk Member
Prospectus [Line Items]
Risk [Text Block]
Indirect Investment Risk. TTMI is not affiliated with the Trust, the Adviser, or any affiliates thereof and is not involved with this offering in any way, and has no obligation to consider the Fund in taking any corporate actions that might affect the value of the Fund. Neither the Trust, the Fund nor any affiliate is responsible for the performance of TTMI and make no representation as to the performance of TTMI. Investing in the Fund is not equivalent to investing in TTMI. Fund shareholders will not have voting rights or rights to receive dividends or other distributions or any other rights with respect to TTMI.

T-REX 2X LONG TTMI DAILY TARGET ETF | Underlying Security Investing Risk Member
Prospectus [Line Items]
Risk [Text Block]	Underlying Security Investing Risk. Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.
T-REX 2X LONG TTMI DAILY TARGET ETF | Regulatory Risk Member
Prospectus [Line Items]
Risk [Text Block]
Regulatory Risk. The Fund is subject to the risk that a change in U.S. law and related regulations will impact the way a Fund operates, increase the particular costs of the Fund's operations and/or change the competitive landscape. Additional legislative or regulatory changes could occur that may materially and adversely affect the Fund.

T-REX 2X LONG TTMI DAILY TARGET ETF | Technology Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]
Technology Sector Risk.    The market prices of technology-related securities tend to exhibit a greater degree of market risk and sharp price fluctuations than other types of securities. These securities may fall in and out of favor with investors rapidly, which may cause sudden selling and dramatically lower market prices. Technology securities may be affected by intense competition, obsolescence of existing technology, general economic conditions and government regulation and may have limited product lines, markets, financial resources, or personnel. Technology companies may experience dramatic and often unpredictable changes in growth rates and competition for qualified personnel. These companies are also heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely impact a company’s profitability. A small number of companies represent a large portion of the technology industry. In addition, a rising interest rate environment tends to negatively affect technology companies, those technology companies seeking to finance expansion would have increased borrowing costs, which may negatively impact earnings. Technology companies having high market valuations may appear less attractive to investors, which may cause sharp decreases in their market prices.

T-REX 2X LONG TTMI DAILY TARGET ETF | Industry Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]
Industry Concentration Risk. The Fund will be concentrated in the industry to which TTMI is assigned (i.e., hold more than 25% of its total assets in investments that provide exposure to the industry to which TTMI is assigned). A portfolio concentrated in a particular industry may present more risks than a portfolio broadly diversified over several industries. As of the date of this prospectus, TTMI is assigned to the electronic components industry.

•Electronic Components Industry Risk. The electronic components industry is highly competitive and influenced by rapid technological change, cyclical demand, and global supply chain dependencies. Businesses in this industry face risks from fluctuating raw material prices, shortages of critical inputs such as semiconductors and rare earth elements, and reliance on contract manufacturers or overseas suppliers. The industry is also subject to evolving regulatory requirements, including trade restrictions, export controls, and environmental standards, which may increase costs or limit market access. Additionally, shifts in consumer demand, intense pricing pressure, and the risk of product obsolescence due to fast-paced innovation can adversely impact profitability. Any of these factors could materially affect the performance and stability of companies in the industry.

T-REX 2X LONG TTMI DAILY TARGET ETF | Fixed Income Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Fixed Income Securities Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.
T-REX 2X LONG TTMI DAILY TARGET ETF | Money Market Instrument Risk Member
Prospectus [Line Items]
Risk [Text Block]
Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Money market funds may be subject to credit risk with respect to the debt instruments in which they invest. Depository accounts may be subject to credit risk with respect to the financial institution in which the depository account is held. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments may lose money.

T-REX 2X LONG TTMI DAILY TARGET ETF | Liquidity Risk Member
Prospectus [Line Items]
Risk [Text Block]
Liquidity Risk. Holdings of the Fund may be difficult to buy or sell or may be illiquid, particularly during times of market turmoil. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to buy or sell an illiquid security or derivative instrument at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions may prevent the Fund from limiting losses, realizing gains, or achieving a high correlation with TTMI. There is no assurance that a security or derivative instrument that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund. To the extent that TTMI value increases or decreases significantly, the Fund may be one of many market participants that are attempting to transact in the TTMI. Under such circumstances, the market for TTMI may lack sufficient liquidity for all market participants' trades. Therefore, the Fund may have more difficulty transacting in the securities or financial instruments and the Fund's transactions could exacerbate the price changes of TTMI and may impact the ability of the Fund to achieve its investment objective.

In certain cases, the market for TTMI and/or Fund may lack sufficient liquidity for all market participants' trades. Therefore, the Fund may have difficulty transacting in it and/or in correlated investments, such as swap contracts. Further, the Fund's transactions could exacerbate illiquidity and volatility in the price of TTMI and correlated derivative instruments.

T-REX 2X LONG TTMI DAILY TARGET ETF | Early Close/Trading Halt Risk Member
Prospectus [Line Items]
Risk [Text Block]
Early Close/Trading Halt Risk. Although an underlying security’s shares are listed for trading on an exchange, there can be no assurance that an active trading market for such shares will be available at all times. An exchange or market may close or issue trading halts on specific securities or financial instruments, including the shares of the Fund. Under such circumstances, the ability to buy or sell certain portfolio securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell investments for its portfolio, may disrupt the Fund’s creation/redemption process, and may temporarily prevent investors from buying and selling shares of the Fund. In addition, the Fund may be unable to accurately price its investments, may fail to achieve performance that is correlated with TTMI and may incur substantial losses. If there is a significant intra-day market event and/or TTMI experiences a significant price increase or decrease, the Fund may not meet its investment objective or rebalance its portfolio appropriately. Additionally, the Fund may close to purchases and sales of Shares prior to the close of regular trading on the exchange and incur significant losses.

T-REX 2X LONG TTMI DAILY TARGET ETF | Equity Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Equity Securities Risk. Publicly issued equity securities, including common stocks, are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests, and/or has exposure to, will cause the net asset value of the Fund to fluctuate. The Fund’s direct investments in common stock of TTMI does not provide leveraged exposure to TTMI and, as a result, if the Fund invests directly in common stock of TTMI to a greater extent, the Fund may not achieve its 200% daily investment objective.

T-REX 2X LONG TTMI DAILY TARGET ETF | Cash Transaction Risk Member
Prospectus [Line Items]
Risk [Text Block]
Cash Transaction Risk. The Fund intends to effect creations and redemptions for cash rather than for in-kind securities. As a result, the Fund may not be tax efficient and may incur brokerage costs related to buying and selling securities to achieve its investment objective thus incurring additional expenses than if it had effected creations and redemptions in kind. To the extent that such costs are not offset by transaction fees paid by an authorized participant, the Fund may bear such costs, which will decrease the Fund’s net asset value.

T-REX 2X LONG TTMI DAILY TARGET ETF | Tax Risk Member
Prospectus [Line Items]
Risk [Text Block]
Tax Risk. In order to qualify for the special tax treatment accorded a regulated investment company (“RIC”) and its shareholders, the Fund must derive at least 90% of its gross income for each taxable year from “qualifying income,” meet certain asset diversification tests at the end of each taxable quarter, and meet annual distribution requirements. The Fund’s pursuit of its investment strategy will potentially be limited by the Fund’s intention to qualify for such treatment and could adversely affect the Fund’s ability to so qualify. The Fund may make certain investments, the treatment of which for these purposes is unclear. If, in any year, the Fund were to fail to qualify for the special tax treatment accorded a RIC and its shareholders, and were ineligible to or were not to cure such failure, the Fund would be taxed in the same manner as an ordinary corporation subject to U.S. federal income tax on all its income at the fund level. The resulting taxes could substantially reduce the Fund’s net assets and the amount of income available for distribution. In addition, in order to requalify for taxation as a RIC, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions. Please see the section entitled “Taxes” in the Statement of Additional Information for more information.

T-REX 2X LONG TTMI DAILY TARGET ETF | ETF Risks Member
Prospectus [Line Items]
Risk [Text Block]
ETF Risks. The Fund is an exchange-traded fund, and, as a result of an ETF’s structure, it is exposed to the following risks:

•Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

•Cash Redemption Risk. The Fund intends to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

•Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

•Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

•Trading. Although Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares.

T-REX 2X LONG TTMI DAILY TARGET ETF | ETF Risks, Authorized Participants, Market Makers, And Liquidity Providers Limitation Risk Member
Prospectus [Line Items]
Risk [Text Block]	Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
T-REX 2X LONG TTMI DAILY TARGET ETF | ETF Risks, Cash Redemption Risk Member
Prospectus [Line Items]
Risk [Text Block]	Cash Redemption Risk. The Fund intends to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.
T-REX 2X LONG TTMI DAILY TARGET ETF | ETF Risks, Costs Of Buying Or Selling Shares Member
Prospectus [Line Items]
Risk [Text Block]	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.
T-REX 2X LONG TTMI DAILY TARGET ETF | ETF Risks, Shares May Trade At Prices Other Than NAV Risk Member
Prospectus [Line Items]
Risk [Text Block]	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.
T-REX 2X LONG TTMI DAILY TARGET ETF | ETF Risks, Trading Risk Member
Prospectus [Line Items]
Risk [Text Block]	Trading. Although Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares.
T-REX 2X LONG TTMI DAILY TARGET ETF | New Fund Risk Member
Prospectus [Line Items]
Risk [Text Block]
New Fund Risk. As of the date of this prospectus, the Fund has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Fund’s market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

T-REX 2X LONG TTMI DAILY TARGET ETF | Industry Concentration Risk, Electronic Components Industry Risk Member
Prospectus [Line Items]
Risk [Text Block]	Electronic Components Industry Risk. The electronic components industry is highly competitive and influenced by rapid technological change, cyclical demand, and global supply chain dependencies. Businesses in this industry face risks from fluctuating raw material prices, shortages of critical inputs such as semiconductors and rare earth elements, and reliance on contract manufacturers or overseas suppliers. The industry is also subject to evolving regulatory requirements, including trade restrictions, export controls, and environmental standards, which may increase costs or limit market access. Additionally, shifts in consumer demand, intense pricing pressure, and the risk of product obsolescence due to fast-paced innovation can adversely impact profitability. Any of these factors could materially affect the performance and stability of companies in the industry.
T-REX 2X LONG TTMI DAILY TARGET ETF | Large-Capitalization Company Risk Member
Prospectus [Line Items]
Risk [Text Block]
Large-Capitalization Company Risk. Large-capitalization companies typically have significant financial resources, extensive product lines and broad markets for their goods and/or services. However, they may be less able to adapt to changing market conditions or to respond quickly to competitive challenges or to changes in business, product, financial, or market conditions and may not be able to maintain growth at rates that may be achieved by well-managed smaller and mid-size companies, which may affect the companies’ returns.

T-REX 2X LONG TTMI DAILY TARGET ETF | TTMI Investing Risk Member
Prospectus [Line Items]
Risk [Text Block]
TTMI Investing Risk. Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. TTMI common stock may perform differently from the market as a whole. In addition to the risks associated generally with investments in equity securities, TTMI faces risks related to customer concentration, including reliance on a limited number of large customers in the aerospace, defense, networking, and computing sectors; cyclicality in electronics and technology demand; pricing pressure and margin compression; and competition from domestic and international PCB and electronic manufacturing providers.

TTMI’s operating results may be highly sensitive to fluctuations in customer product demand, semiconductor and electronics supply-chain conditions, defense spending levels, data center infrastructure investment, and telecommunications capital expenditures. Delays in customer product launches, inventory corrections, reductions in capital spending, or changes in procurement cycles could materially adversely affect revenues and profitability. TTMI is also subject to risks related to global manufacturing operations and supply chains, including component shortages, logistics disruptions, tariffs, trade restrictions, labor availability, environmental compliance obligations, and increases in raw material, labor, or energy costs. TTMI may also face risks associated with manufacturing execution, product quality, warranty obligations, and operational disruptions. Because TTMI serves aerospace and defense customers, the company is subject to government contracting and regulatory risks, including export controls, security requirements, procurement regulations, and changes in defense budgets or government spending priorities. The trading price of TTMI has been and may continue to be volatile, reflecting cyclicality in technology and industrial markets, customer spending trends, supply-
chain conditions, geopolitical developments, and investor sentiment toward electronics manufacturing and defense-related issuers.

T-REX 2X LONG TTMI DAILY TARGET ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund may not achieve its leveraged investment objective and there is a risk that you could lose all of your money invested in the Fund.
T-REX 2X LONG TTMI DAILY TARGET ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversification Risk. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended. This means it has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers or in financial instruments with a single counterparty or a few counterparties. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer or the credit of a single counterparty and make the Fund more susceptible to risks associated with a single economic, political, or regulatory occurrence than a diversified fund.

T-REX 2X LONG VECO DAILY TARGET ETF | Effects Of Compounding And Market Volatility Risk Member
Prospectus [Line Items]
Risk [Text Block]
Effects of Compounding and Market Volatility Risk. The Fund has a daily leveraged investment objective and the Fund’s performance for periods greater than a trading day will be the result of each day's returns compounded over the period, which is very likely to differ from 200% of VECO’s performance, before fees and expenses. Compounding affects all investments, but has a more significant impact on funds that are leveraged and that rebalance daily and becomes more pronounced as volatility and holding periods increase. The impact of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of VECO during the shareholder’s holding period of an investment in the Fund.

The chart below provides examples of how VECO volatility and its return could affect the Fund’s performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) VECO volatility; b) VECO performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) dividends or interest paid with respect to VECO. The chart below illustrates the impact of two principal factors – volatility and performance – on Fund performance. The chart shows estimated Fund returns for a number of combinations of VECO volatility and VECO performance over a one-year period. Performance shown in the chart assumes that: (i) no dividends were paid with respect to VECO; (ii) there were no Fund expenses; and (iii) borrowing/lending rates (to obtain leveraged exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be different than those shown. Particularly during periods of higher volatility, compounding will cause results for periods longer than a trading day to vary from 200% of the performance of VECO.

During periods of higher VECO volatility, the volatility of VECO may affect the Fund’s return as much as, or more than, the return of VECO. The impact of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of VECO during a shareholder’s holding period of an investment in the Fund.

As shown in the chart below, the Fund would be expected to lose 6.1% if VECO provided no return over a one-year period during which VECO experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if VECO’s return is flat. For instance, if VECO’s annualized volatility is 100%, the Fund would be expected to lose 63.2% of its value, even if the cumulative return for the year was 0%. Areas shaded red (or dark gray) represent those scenarios where the Fund can be expected to return less than 200% of the performance of VECO and those shaded green (or light gray) represent those scenarios where the Fund can be expected to return more than 200% of the performance of VECO. The table below is not a representation of the Fund’s actual returns, which may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in “Daily Correlation Risk” below.

One Year	200% One Year	Volatility Rate
Return	Return	10%	25%	50%	75%	100%
-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%
-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%
-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%
-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%
0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%
10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%
20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%
30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%
40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%
50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%
60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%

VECO’s annualized historical daily volatility rate for the five-year period ended December 31, 2025 was 41.08%. VECO’s annualized daily volatility rates were as follows:

2021    34.43%
2022    46.88%
2023    32.91%
2024    42.57%
2025    46.50%

VECO’s annualized performance for the five-year period ended December 31, 2025 was 10.48%. Historical volatility and performance are not indications of what VECO volatility and performance will be in the future. VECO’s stock price may be more volatile, and may fluctuate more than the market. By way of example, currently, the 52-week high stock price for VECO is $86.63 on June 15, 2026 and the 52-week low stock price for VECO is $19.29, which occurred on August 6, 2025. VECO’s 52-week high and low stock price may change significantly over a short period of time.
For information regarding the effects of volatility and performance on the long-term performance of the Fund, see “Additional Information About Investment Techniques and Policies.”

T-REX 2X LONG VECO DAILY TARGET ETF | Leverage Risk Member
Prospectus [Line Items]
Risk [Text Block]
Leverage Risk. The Fund obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are adverse to its investment objective than a fund that does not utilize leverage. An investment in the Fund is exposed to the risk that a decline in the daily performance of VECO will be magnified. This means that an investment in the Fund will be reduced by an amount equal to 2% for every 1% daily decline in VECO, not including the costs of financing leverage and other operating expenses, which would further reduce its value. The Fund could theoretically lose an amount greater than its net assets in the event of a security decline of more than 50%. This would result in a total loss of a shareholder’s investment in one day even if VECO subsequently moves in the opposite direction and eliminates all or a portion of its earlier daily change. A total loss may occur in a single day even if VECO does not lose all of its value. Leverage will also have the effect of magnifying any differences in the Fund’s correlation with VECO and may increase the volatility of the Fund.

To the extent that the instruments utilized by the Fund are thinly traded or have a limited market, the Fund may be unable to meet its investment objective due to a lack of available investments or counterparties. During such periods, the Fund’s ability to issue additional Creation Units may be adversely affected. As a result, the Fund’s shares could trade at a premium or discount to their net asset value and/or the bid-ask spread of the Fund’s shares could widen. Under such circumstances, the Fund may increase its transaction fee, change its investment objective by, for example, seeking to track an alternative security, reduce its leverage or close. In such circumstances, the Fund’s investment adviser will consult with counsel to the Trust and its Board of Trustees, and if determined to be necessary, the Fund will amend and/or supplement the prospectus as promptly as feasible under the circumstances to include appropriate disclosures.
T-REX 2X LONG VECO DAILY TARGET ETF | Derivatives Risk Member
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. Investing in derivatives may be considered aggressive and may expose the Fund to greater risks, and may result in larger losses or smaller gains, than investing directly in the reference assets underlying those derivatives, which may prevent the Fund from achieving its investment objective.

The Fund expects to use swap agreements to achieve its investment objective. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other investments, including risk related to the market, leverage, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty, liquidity, valuation, and legal restrictions. The performance of a derivative may not track the performance of its reference asset, including due to fees and other costs associated with it. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of the amount initially invested. As a result, the value of an investment in the Fund may change quickly and without warning. Additionally, any financing, borrowing or other costs associated with using derivatives may also have the effect of lowering the Fund’s return. Such costs may increase as interest rates rise.

Swap Agreements. Swap agreements are entered into with financial institutions for a specified period which may range from one day to more than one year. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a reference asset. Swap agreements are generally traded over-the-counter, and therefore, may not receive as much regulatory protection as exchange-traded instruments, which may expose investors to significant losses.

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivatives portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy and the Fund may not achieve its investment objective. To the extent that the Fund exceeds the level of value at risk for an extended period, the Fund may amend and/or supplement its prospectus as promptly as feasible under the particular circumstances to include appropriate adjustments to its investment strategy and if necessary, the Fund’s name.

Call Options. The use of call options involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which is affected by fiscal and monetary policies and by national and international politics, changes in the actual or implied volatility or the reference asset, and the time remaining until the expiration of the option contract and economic events. The values of the options contracts in which the Fund invests are substantially influenced by the value of the underlying instrument. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to expiry, the value of an option generally does not increase or decrease at the same rate as the underlying instrument. There may at times be an imperfect correlation between the movement in values of options contracts and the reference asset, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. As the options contracts are exercised or expire the Fund may enter into new options contracts, a practice referred to as rolling.

FLEX Options. The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. The value of the FLEX Options prior to the expiration date may vary because of related factors other than the value of the reference asset. Factors that may influence the value of the FLEX Options, other than gains or losses in the reference asset, may include interest rate changes, changing supply and demand, decreased liquidity of the FLEX Options, and changing volatility levels of the reference asset. FLEX Options are listed on an exchange; however, it is not guaranteed that a liquid secondary trading market will exist. In the event that trading in the FLEX Options is limited or absent, the value of the FLEX Options may decrease.

T-REX 2X LONG VECO DAILY TARGET ETF | Counterparty Risk Member
Prospectus [Line Items]
Risk [Text Block]
Counterparty Risk. A counterparty may be unwilling or unable to make timely payments to meet its contractual obligations or may fail to return holdings that are subject to the agreement with the counterparty. If the counterparty or its affiliate becomes insolvent, bankrupt or defaults on its payment obligations to the Fund, the value of an investment held by the Fund may decline. Additionally, if any collateral posted by the counterparty for the benefit of the Fund is insufficient or there are delays in the Fund’s ability to access such collateral, the Fund may not be able to achieve its leveraged investment objective.

In addition, the Fund may enter into swap agreements with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective. The risk of a limited number of counterparties may be, and historically has been, particularly accentuated during times of significant market volatility. During times of significant market volatility, the costs to enter into the swaps that the Fund utilizes may increase significantly, which may negatively impact the Fund’s returns. While the objective of the Fund is to seek daily investment results, before fees and expenses, of 200% of the daily performance of VECO, it is important for investors to understand that significant increases in the costs of entering into the swaps may negatively impact investment results after fees and expenses.

T-REX 2X LONG VECO DAILY TARGET ETF | Rebalancing Risk Member
Prospectus [Line Items]
Risk [Text Block]
Rebalancing Risk. If for any reason the Fund is unable to rebalance all or a part of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with its investment objective. In these instances, the Fund may have investment exposure to VECO that is significantly greater or significantly less than its stated multiple. The Fund may be more exposed to leverage risk than if it had been properly rebalanced and may not achieve its investment objective, leading to significantly greater losses or reduced gains.

T-REX 2X LONG VECO DAILY TARGET ETF | Intra-Day Investment Risk Member
Prospectus [Line Items]
Risk [Text Block]
Intra-Day Investment Risk. The Fund seeks leveraged investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the value of VECO at the market close on the first trading day and the value of VECO at the time of purchase. If VECO gains value, the Fund’s net assets will rise by the same amount as the Fund’s exposure. Conversely, if VECO declines, the Fund’s net assets will decline by the same amount as the Fund’s exposure. Thus, an investor that purchases shares intra-day may experience performance that is greater than, or less than, the Fund’s stated multiple of VECO.

If there is a significant intra-day market event and/or the securities experience a significant change in value, the Fund may not meet its investment objective, may not be able to rebalance its portfolio appropriately, or may experience significant premiums or discounts, or widened bid-ask spreads. Additionally, the Fund may close to purchases and sales of shares (“Shares”) prior to the close of trading on the Exchange and incur significant losses.

T-REX 2X LONG VECO DAILY TARGET ETF | Daily Correlation Risk Member
Prospectus [Line Items]
Risk [Text Block]
Daily Correlation Risk. There is no guarantee that the Fund will achieve a high degree of correlation to VECO and therefore achieve its daily leveraged investment objective. The Fund’s exposure to VECO is impacted by VECO’s movement. Because of this, it is unlikely that the Fund will be perfectly exposed to VECO at the end of each day. The possibility of the Fund being materially over- or under-exposed to VECO increases on days when VECO is volatile near the close of the trading day. Market disruptions, regulatory restrictions and high volatility will also adversely affect the Fund’s ability to adjust exposure to the required levels.

The Fund may have difficulty achieving its daily leveraged investment objective for many reasons, including fees, expenses, transaction costs, financing costs related to the use of derivatives, accounting standards and their application to income items, disruptions, illiquid or high volatility in the markets for the securities or financial instruments in which the Fund invests, early and unanticipated closings of the markets on which the holdings of the Fund trade, resulting in the inability of the Fund to execute intended portfolio transactions, regulatory and tax considerations, which may cause the Fund to hold (or not to hold) VECO. The Fund may take or refrain from taking positions in order to improve tax efficiency, comply with regulatory restrictions, or for other reasons, each of which may negatively affect the Fund’s desired correlation with VECO. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to VECO. Additionally, the Fund’s underlying investments and/or reference assets may trade on markets that may not be open on the same day as the Fund, which may cause a difference between the changes in the daily performance of the Fund and changes in the performance of VECO. Any of these factors could decrease the correlation between the performance of the Fund and VECO and may hinder the Fund’s ability to meet its daily leveraged investment objective on or around that day.

T-REX 2X LONG VECO DAILY TARGET ETF | Market Risk Member
Prospectus [Line Items]
Risk [Text Block]
Market Risk. The Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, general market liquidity, exchange trading suspensions and closures, and public health risks. The Fund is subject to the risk that geopolitical events will disrupt markets and adversely affect global economies, markets, and exchanges. Local, regional, or global events such as war, acts of terrorism, natural disasters, the spread of infectious illness or other public health issues, conflicts and social unrest or other events could have a significant impact on the Fund, its investments, and the Fund’s ability to achieve its investment objective.

T-REX 2X LONG VECO DAILY TARGET ETF | Indirect Investment Risk Member
Prospectus [Line Items]
Risk [Text Block]
Indirect Investment Risk. VECO is not affiliated with the Trust, the Adviser, or any affiliates thereof and is not involved with this offering in any way, and has no obligation to consider the Fund in taking any corporate actions that might affect the value of the Fund. Neither the Trust, the Fund nor any affiliate is responsible for the performance of VECO and make no representation as to the performance of VECO. Investing in the Fund is not equivalent to investing in VECO. Fund shareholders will not have voting rights or rights to receive dividends or other distributions or any other rights with respect to VECO.

T-REX 2X LONG VECO DAILY TARGET ETF | Underlying Security Investing Risk Member
Prospectus [Line Items]
Risk [Text Block]	Underlying Security Investing Risk. Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.
T-REX 2X LONG VECO DAILY TARGET ETF | Regulatory Risk Member
Prospectus [Line Items]
Risk [Text Block]
Regulatory Risk. The Fund is subject to the risk that a change in U.S. law and related regulations will impact the way a Fund operates, increase the particular costs of the Fund's operations and/or change the competitive landscape. Additional legislative or regulatory changes could occur that may materially and adversely affect the Fund.

T-REX 2X LONG VECO DAILY TARGET ETF | Technology Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]
Technology Sector Risk.    The market prices of technology-related securities tend to exhibit a greater degree of market risk and sharp price fluctuations than other types of securities. These securities may fall in and out of favor with investors rapidly, which may cause sudden selling and dramatically lower market prices. Technology securities may be affected by intense competition, obsolescence of existing technology, general economic conditions and government regulation and may have limited product lines, markets, financial resources, or personnel. Technology companies may experience dramatic and often unpredictable changes in growth rates and competition for qualified personnel. These companies are also heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely impact a company’s profitability. A small number of companies represent a large portion of the technology industry. In addition, a rising interest rate environment tends to negatively affect technology companies, those technology companies seeking to finance expansion would have increased borrowing costs, which may negatively impact earnings. Technology companies having high market valuations may appear less attractive to investors, which may cause sharp decreases in their market prices.

T-REX 2X LONG VECO DAILY TARGET ETF | Industry Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]
Industry Concentration Risk. The Fund will be concentrated in the industry to which VECO is assigned (i.e., hold more than 25% of its total assets in investments that provide exposure to the industry to which VECO is assigned). A portfolio concentrated in a particular industry may present more risks than a portfolio broadly diversified over several industries. As of the date of this prospectus, VECO is assigned to the semiconductor equipment and materials industry.

•Semiconductor Equipment and Materials Industry Risk. Companies in the semiconductor equipment and materials industry are subject to significant risks, including cyclicality in semiconductor capital spending, rapid technological change, and dependence on continued demand for advanced chip manufacturing. The industry may be adversely affected by supply chain disruptions, shortages of critical components and raw materials, and elevated research and development costs. In addition, semiconductor equipment and materials companies may face heightened regulatory, export control, and geopolitical risks, including restrictions on sales to certain countries or customers, which could reduce revenues and profitability. These factors may negatively affect the value of the fund’s investments and increase volatility.

T-REX 2X LONG VECO DAILY TARGET ETF | Fixed Income Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Fixed Income Securities Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.
T-REX 2X LONG VECO DAILY TARGET ETF | Money Market Instrument Risk Member
Prospectus [Line Items]
Risk [Text Block]
Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Money market funds may be subject to credit risk with respect to the debt instruments in which they invest. Depository accounts may be subject to credit risk with respect to the financial institution in which the depository account is held. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments may lose money.

T-REX 2X LONG VECO DAILY TARGET ETF | Liquidity Risk Member
Prospectus [Line Items]
Risk [Text Block]
Liquidity Risk. Holdings of the Fund may be difficult to buy or sell or may be illiquid, particularly during times of market turmoil. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to buy or sell an illiquid security or derivative instrument at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions may prevent the Fund from limiting losses, realizing gains, or achieving a high correlation with VECO. There is no assurance that a security or derivative instrument that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund. To the extent that VECO value increases or decreases significantly, the Fund may be one of many market participants that are attempting to transact in the VECO. Under such circumstances, the market for VECO may lack sufficient liquidity for all market participants' trades. Therefore, the Fund may have more difficulty transacting in the securities or financial instruments and the Fund's transactions could exacerbate the price changes of VECO and may impact the ability of the Fund to achieve its investment objective.

In certain cases, the market for VECO and/or Fund may lack sufficient liquidity for all market participants' trades. Therefore, the Fund may have difficulty transacting in it and/or in correlated investments, such as swap contracts. Further, the Fund's transactions could exacerbate illiquidity and volatility in the price of VECO and correlated derivative instruments.

T-REX 2X LONG VECO DAILY TARGET ETF | Early Close/Trading Halt Risk Member
Prospectus [Line Items]
Risk [Text Block]
Early Close/Trading Halt Risk. Although an underlying security’s shares are listed for trading on an exchange, there can be no assurance that an active trading market for such shares will be available at all times. An exchange or market may close or issue trading halts on specific securities or financial instruments, including the shares of the Fund. Under such circumstances, the ability to buy or sell certain portfolio securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell investments for its portfolio, may disrupt the Fund’s creation/redemption process, and may temporarily prevent investors from buying and selling shares of the Fund. In addition, the Fund may be unable to accurately price its investments, may fail to achieve performance that is correlated with VECO and may incur substantial losses. If there is a significant intra-day market event and/or VECO experiences a significant price increase or decrease, the Fund may not meet its investment objective or rebalance its portfolio appropriately. Additionally, the Fund may close to purchases and sales of Shares prior to the close of regular trading on the exchange and incur significant losses.

T-REX 2X LONG VECO DAILY TARGET ETF | Equity Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Equity Securities Risk. Publicly issued equity securities, including common stocks, are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests, and/or has exposure to, will cause the net asset value of the Fund to fluctuate. The Fund’s direct investments in common stock of VECO does not provide leveraged exposure to VECO and, as a result, if the Fund invests directly in common stock of VECO to a greater extent, the Fund may not achieve its 200% daily investment objective.

T-REX 2X LONG VECO DAILY TARGET ETF | Cash Transaction Risk Member
Prospectus [Line Items]
Risk [Text Block]
Cash Transaction Risk. The Fund intends to effect creations and redemptions for cash rather than for in-kind securities. As a result, the Fund may not be tax efficient and may incur brokerage costs related to buying and selling securities to achieve its investment objective thus incurring additional expenses than if it had effected creations and redemptions in kind. To the extent that such costs are not offset by transaction fees paid by an authorized participant, the Fund may bear such costs, which will decrease the Fund’s net asset value.

T-REX 2X LONG VECO DAILY TARGET ETF | Tax Risk Member
Prospectus [Line Items]
Risk [Text Block]
Tax Risk. In order to qualify for the special tax treatment accorded a regulated investment company (“RIC”) and its shareholders, the Fund must derive at least 90% of its gross income for each taxable year from “qualifying income,” meet certain asset diversification tests at the end of each taxable quarter, and meet annual distribution requirements. The Fund’s pursuit of its investment strategy will potentially be limited by the Fund’s intention to qualify for such treatment and could adversely affect the Fund’s ability to so qualify. The Fund may make certain investments, the treatment of which for these purposes is unclear. If, in any year, the Fund were to fail to qualify for the special tax treatment accorded a RIC and its shareholders, and were ineligible to or were not to cure such failure, the Fund would be taxed in the same manner as an ordinary corporation subject to U.S. federal income tax on all its income at the fund level. The resulting taxes could substantially reduce the Fund’s net assets and the amount of income available for distribution. In addition, in order to requalify for taxation as a RIC, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions. Please see the section entitled “Taxes” in the Statement of Additional Information for more information.

T-REX 2X LONG VECO DAILY TARGET ETF | ETF Risks Member
Prospectus [Line Items]
Risk [Text Block]
ETF Risks. The Fund is an exchange-traded fund, and, as a result of an ETF’s structure, it is exposed to the following risks:

•Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

•Cash Redemption Risk. The Fund intends to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

•Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

•Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

•Trading. Although Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares.

T-REX 2X LONG VECO DAILY TARGET ETF | ETF Risks, Authorized Participants, Market Makers, And Liquidity Providers Limitation Risk Member
Prospectus [Line Items]
Risk [Text Block]	Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
T-REX 2X LONG VECO DAILY TARGET ETF | ETF Risks, Cash Redemption Risk Member
Prospectus [Line Items]
Risk [Text Block]	Cash Redemption Risk. The Fund intends to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.
T-REX 2X LONG VECO DAILY TARGET ETF | ETF Risks, Costs Of Buying Or Selling Shares Member
Prospectus [Line Items]
Risk [Text Block]	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.
T-REX 2X LONG VECO DAILY TARGET ETF | ETF Risks, Shares May Trade At Prices Other Than NAV Risk Member
Prospectus [Line Items]
Risk [Text Block]	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.
T-REX 2X LONG VECO DAILY TARGET ETF | ETF Risks, Trading Risk Member
Prospectus [Line Items]
Risk [Text Block]	Trading. Although Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares.
T-REX 2X LONG VECO DAILY TARGET ETF | New Fund Risk Member
Prospectus [Line Items]
Risk [Text Block]
New Fund Risk. As of the date of this prospectus, the Fund has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Fund’s market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

T-REX 2X LONG VECO DAILY TARGET ETF | Mid-Capitalization Company Risk Member
Prospectus [Line Items]
Risk [Text Block]
Mid-Capitalization Company Risk. Mid-capitalization companies may have limited financial resources, narrower product lines, and less diversified markets than larger, more established companies. While mid-cap companies often have greater growth potential than large-cap firms, they may also be more sensitive to changing market conditions, competitive pressures, and economic downturns. Their securities may experience greater price volatility and may be less liquid than those of large-cap companies, which could affect their market value and investment returns.

T-REX 2X LONG VECO DAILY TARGET ETF | VECO Investing Risk Member
Prospectus [Line Items]
Risk [Text Block]
VECO Investing Risk. Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. VECO common stock may perform differently from the market as a whole. In addition to the risks associated generally with investments in equity securities, VECO faces risks related to cyclicality in semiconductor and electronics capital expenditures; dependence on a limited number of customers and large orders; rapid technological change and evolving manufacturing requirements; and competition from larger and better-capitalized semiconductor equipment manufacturers.

VECO’s operating results may be highly sensitive to customer investment cycles, semiconductor industry demand, advanced packaging and photonics adoption trends, and timing of equipment orders and installations. Delays in customer capacity expansions, reductions in capital spending, or slower adoption of next-generation semiconductor technologies could materially adversely affect revenues and profitability. VECO is also subject to risks related to supply-chain constraints, manufacturing execution, product quality and performance, and reliance on specialized suppliers and third-party manufacturing partners. In addition, VECO may face risks associated with export controls, trade restrictions, and geopolitical developments, particularly those affecting semiconductor supply chains and sales into international markets. VECO’s business may require significant ongoing investment in research and development to remain technologically competitive. Failure to successfully develop, commercialize, and support new products and technologies could adversely affect market position and financial performance. The trading price of VECO has been and may continue to be volatile, reflecting semiconductor capital spending cycles, customer concentration, technology adoption trends, geopolitical developments, and investor sentiment toward semiconductor equipment and advanced manufacturing issuers.

T-REX 2X LONG VECO DAILY TARGET ETF | Industry Concentration Risk, Semiconductor Equipment and Materials Industry Risk Member
Prospectus [Line Items]
Risk [Text Block]	Semiconductor Equipment and Materials Industry Risk. Companies in the semiconductor equipment and materials industry are subject to significant risks, including cyclicality in semiconductor capital spending, rapid technological change, and dependence on continued demand for advanced chip manufacturing. The industry may be adversely affected by supply chain disruptions, shortages of critical components and raw materials, and elevated research and development costs. In addition, semiconductor equipment and materials companies may face heightened regulatory, export control, and geopolitical risks, including restrictions on sales to certain countries or customers, which could reduce revenues and profitability. These factors may negatively affect the value of the fund’s investments and increase volatility.
T-REX 2X LONG VECO DAILY TARGET ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund may not achieve its leveraged investment objective and there is a risk that you could lose all of your money invested in the Fund.
T-REX 2X LONG VECO DAILY TARGET ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversification Risk. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended. This means it has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers or in financial instruments with a single counterparty or a few counterparties. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer or the credit of a single counterparty and make the Fund more susceptible to risks associated with a single economic, political, or regulatory occurrence than a diversified fund.

T-REX 2X LONG WOLF DAILY TARGET ETF | Effects Of Compounding And Market Volatility Risk Member
Prospectus [Line Items]
Risk [Text Block]
Effects of Compounding and Market Volatility Risk. The Fund has a daily leveraged investment objective and the Fund’s performance for periods greater than a trading day will be the result of each day's returns compounded over the period, which is very likely to differ from 200% of WOLF’s performance, before fees and expenses. Compounding affects all investments, but has a more significant impact on funds that are leveraged and that rebalance daily and becomes more pronounced as volatility and holding periods increase. The impact of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of WOLF during the shareholder’s holding period of an investment in the Fund.

The chart below provides examples of how WOLF volatility and its return could affect the Fund’s performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) WOLF volatility; b) WOLF performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) dividends or interest paid with respect to WOLF. The chart below illustrates the impact of two principal factors – volatility and performance – on Fund performance. The chart shows estimated Fund returns for a number of combinations of WOLF volatility and WOLF performance over a one-year period. Performance shown in the chart assumes that: (i) no dividends were paid with respect to WOLF; (ii) there were no Fund expenses; and (iii) borrowing/lending rates (to obtain leveraged exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be different than those shown. Particularly during periods of higher volatility, compounding will cause results for periods longer than a trading day to vary from 200% of the performance of WOLF.

During periods of higher WOLF volatility, the volatility of WOLF may affect the Fund’s return as much as, or more than, the return of WOLF. The impact of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of WOLF during a shareholder’s holding period of an investment in the Fund.

As shown in the chart below, the Fund would be expected to lose 6.1% if WOLF provided no return over a one-year period during which WOLF experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if WOLF’s return is flat. For instance, if WOLF’s annualized volatility is 100%, the Fund would be expected to lose 63.2% of its value, even if the cumulative return for the year was 0%. Areas shaded red (or dark gray) represent those scenarios where the Fund can be expected to return less than 200% of the performance of WOLF and those shaded green (or light gray) represent those scenarios where the Fund can be expected to return more than 200% of the performance of WOLF. The table below is not a representation of the Fund’s actual returns, which may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in “Daily Correlation Risk” below.

One Year	200% One Year	Volatility Rate
Return	Return	10%	25%	50%	75%	100%
-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%
-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%
-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%
-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%
0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%
10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%
20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%
30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%
40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%
50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%
60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%

WOLF’s annualized historical daily volatility rate for the one-year period ended December 31, 2025 was 111.66%. WOLF’s annualized daily volatility rates were as follows:

2025    111.66%

WOLF’s annualized performance for the one-year period ended December 31, 2025 was -60.79%. Historical volatility and performance are not indications of what WOLF volatility and performance will be in the future. WOLF’s stock price may be more volatile, and may fluctuate more than the market. By way of example, currently, the 52-week high stock price for WOLF is $80.82 on May 22, 2026 and the 52-week low stock price for WOLF is $8.05, which occurred on September 29, 2025. WOLF’s 52-week high and low stock price may change significantly over a short period of time.
For information regarding the effects of volatility and performance on the long-term performance of the Fund, see “Additional Information About Investment Techniques and Policies.”

T-REX 2X LONG WOLF DAILY TARGET ETF | Leverage Risk Member
Prospectus [Line Items]
Risk [Text Block]
Leverage Risk. The Fund obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are adverse to its investment objective than a fund that does not utilize leverage. An investment in the Fund is exposed to the risk that a decline in the daily performance of WOLF will be magnified. This means that an investment in the Fund will be reduced by an amount equal to 2% for every 1% daily decline in WOLF, not including the costs of financing leverage and other operating expenses, which would further reduce its value. The Fund could theoretically lose an amount greater than its net assets in the event of a security decline of more than 50%. This would result in a total loss of a shareholder’s investment in one day even if WOLF subsequently moves in the opposite direction and eliminates all or a portion of its earlier daily change. A total loss may occur in a single day even if WOLF does not lose all of its value. Leverage will also have the effect of magnifying any differences in the Fund’s correlation with WOLF and may increase the volatility of the Fund.
To the extent that the instruments utilized by the Fund are thinly traded or have a limited market, the Fund may be unable to meet its investment objective due to a lack of available investments or counterparties. During such periods, the Fund’s ability to issue additional Creation Units may be adversely affected. As a result, the Fund’s shares could trade at a premium or discount to their net asset value and/or the bid-ask spread of the Fund’s shares could widen. Under such circumstances, the Fund may increase its transaction fee, change its investment objective by, for example, seeking to track an alternative security, reduce its leverage or close. In such circumstances, the Fund’s investment adviser will consult with counsel to the Trust and its Board of Trustees, and if determined to be necessary, the Fund will amend and/or supplement the prospectus as promptly as feasible under the circumstances to include appropriate disclosures.
T-REX 2X LONG WOLF DAILY TARGET ETF | Derivatives Risk Member
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. Investing in derivatives may be considered aggressive and may expose the Fund to greater risks, and may result in larger losses or smaller gains, than investing directly in the reference assets underlying those derivatives, which may prevent the Fund from achieving its investment objective.

The Fund expects to use swap agreements to achieve its investment objective. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other investments, including risk related to the market, leverage, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty, liquidity, valuation, and legal restrictions. The performance of a derivative may not track the performance of its reference asset, including due to fees and other costs associated with it. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of the amount initially invested. As a result, the value of an investment in the Fund may change quickly and without warning. Additionally, any financing, borrowing or other costs associated with using derivatives may also have the effect of lowering the Fund’s return. Such costs may increase as interest rates rise.

Swap Agreements. Swap agreements are entered into with financial institutions for a specified period which may range from one day to more than one year. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a reference asset. Swap agreements are generally traded over-the-counter, and therefore, may not receive as much regulatory protection as exchange-traded instruments, which may expose investors to significant losses.

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivatives portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy and the Fund may not achieve its investment objective. To the extent that the Fund exceeds the level of value at risk for an extended period, the Fund may amend and/or supplement its prospectus as promptly as feasible under the particular circumstances to include appropriate adjustments to its investment strategy and if necessary, the Fund’s name.

Call Options. The use of call options involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which is affected by fiscal and monetary policies and by national and international politics, changes in the actual or implied volatility or the reference asset, and the time remaining until the expiration of the option contract and economic events. The values of the options contracts in which the Fund invests are substantially influenced by the value of the underlying instrument. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to expiry, the value of an option generally does not increase or decrease at the same rate as the underlying instrument. There may at times be an imperfect correlation between the movement in values of options contracts and the reference asset, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. As the options contracts are exercised or expire the Fund may enter into new options contracts, a practice referred to as rolling.

FLEX Options. The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. The value of the FLEX Options prior to the expiration date may vary because of related factors other than the value of the reference asset. Factors that may influence the value of the FLEX Options, other than gains or losses in the reference asset, may include interest rate changes, changing supply and demand, decreased liquidity of the FLEX Options, and changing volatility levels of the reference asset. FLEX Options are listed on an exchange; however, it is not guaranteed that a liquid secondary trading market will exist. In the event that trading in the FLEX Options is limited or absent, the value of the FLEX Options may decrease.

T-REX 2X LONG WOLF DAILY TARGET ETF | Counterparty Risk Member
Prospectus [Line Items]
Risk [Text Block]
Counterparty Risk. A counterparty may be unwilling or unable to make timely payments to meet its contractual obligations or may fail to return holdings that are subject to the agreement with the counterparty. If the counterparty or its affiliate becomes insolvent, bankrupt or defaults on its payment obligations to the Fund, the value of an investment held by the Fund may decline. Additionally, if any collateral posted by the counterparty for the benefit of the Fund is insufficient or there are delays in the Fund’s ability to access such collateral, the Fund may not be able to achieve its leveraged investment objective.

In addition, the Fund may enter into swap agreements with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective. The risk of a limited number of counterparties may be, and historically has been, particularly accentuated during times of significant market volatility. During times of significant market volatility, the costs to enter into the swaps that the Fund utilizes may increase significantly, which may negatively impact the Fund’s returns. While the objective of the Fund is to seek daily investment results, before fees and expenses, of 200% of the daily performance of WOLF, it is important for investors to understand that significant increases in the costs of entering into the swaps may negatively impact investment results after fees and expenses.

T-REX 2X LONG WOLF DAILY TARGET ETF | Rebalancing Risk Member
Prospectus [Line Items]
Risk [Text Block]
Rebalancing Risk. If for any reason the Fund is unable to rebalance all or a part of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with its investment objective. In these instances, the Fund may have investment exposure to WOLF that is significantly greater or significantly less than its stated multiple. The Fund may be more exposed to leverage risk than if it had been properly rebalanced and may not achieve its investment objective, leading to significantly greater losses or reduced gains.

T-REX 2X LONG WOLF DAILY TARGET ETF | Intra-Day Investment Risk Member
Prospectus [Line Items]
Risk [Text Block]
Intra-Day Investment Risk. The Fund seeks leveraged investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the value of WOLF at the market close on the first trading day and the value of WOLF at the time of purchase. If WOLF gains value, the Fund’s net assets will rise by the same amount as the Fund’s exposure. Conversely, if WOLF declines, the Fund’s net assets will decline by the same amount as the Fund’s exposure. Thus, an investor that purchases shares intra-day may experience performance that is greater than, or less than, the Fund’s stated multiple of WOLF.

If there is a significant intra-day market event and/or the securities experience a significant change in value, the Fund may not meet its investment objective, may not be able to rebalance its portfolio appropriately, or may experience significant premiums or discounts, or widened bid-ask spreads. Additionally, the Fund may close to purchases and sales of shares (“Shares”) prior to the close of trading on the Exchange and incur significant losses.

T-REX 2X LONG WOLF DAILY TARGET ETF | Daily Correlation Risk Member
Prospectus [Line Items]
Risk [Text Block]
Daily Correlation Risk. There is no guarantee that the Fund will achieve a high degree of correlation to WOLF and therefore achieve its daily leveraged investment objective. The Fund’s exposure to WOLF is impacted by WOLF’s movement. Because of this, it is unlikely that the Fund will be perfectly exposed to WOLF at the end of each day. The possibility of the Fund being materially over- or under-exposed to WOLF increases on days when WOLF is volatile near the close of the trading day. Market disruptions, regulatory restrictions and high volatility will also adversely affect the Fund’s ability to adjust exposure to the required levels.

The Fund may have difficulty achieving its daily leveraged investment objective for many reasons, including fees, expenses, transaction costs, financing costs related to the use of derivatives, accounting standards and their application to income items, disruptions, illiquid or high volatility in the markets for the securities or financial instruments in which the Fund invests, early and unanticipated closings of the markets on which the holdings of the Fund trade, resulting in the inability of the Fund to execute intended portfolio transactions, regulatory and tax considerations, which may cause the Fund to hold (or not to hold) WOLF. The Fund may take or refrain from taking positions in order to improve tax efficiency, comply with regulatory restrictions, or for other reasons, each of which may negatively affect the Fund’s desired correlation with WOLF. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to WOLF. Additionally, the Fund’s underlying investments and/or reference assets may trade on markets that may not be open on the same day as the Fund, which may cause a difference between the changes in the daily performance of the Fund and changes in the performance of WOLF. Any of these factors could decrease the correlation between the performance of the Fund and WOLF and may hinder the Fund’s ability to meet its daily leveraged investment objective on or around that day.

T-REX 2X LONG WOLF DAILY TARGET ETF | Market Risk Member
Prospectus [Line Items]
Risk [Text Block]
Market Risk. The Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, general market liquidity, exchange trading suspensions and closures, and public health risks. The Fund is subject to the risk that geopolitical events will disrupt markets and adversely affect global economies, markets, and exchanges. Local, regional, or global events such as war, acts of terrorism, natural disasters, the spread of infectious illness or other public health issues, conflicts and social unrest or other events could have a significant impact on the Fund, its investments, and the Fund’s ability to achieve its investment objective.

T-REX 2X LONG WOLF DAILY TARGET ETF | Indirect Investment Risk Member
Prospectus [Line Items]
Risk [Text Block]
Indirect Investment Risk. WOLF is not affiliated with the Trust, the Adviser, or any affiliates thereof and is not involved with this offering in any way, and has no obligation to consider the Fund in taking any corporate actions that might affect the value of the Fund. Neither the Trust, the Fund nor any affiliate is responsible for the performance of WOLF and make no representation as to the performance of WOLF. Investing in the Fund is not equivalent to investing in WOLF. Fund shareholders will not have voting rights or rights to receive dividends or other distributions or any other rights with respect to WOLF.

T-REX 2X LONG WOLF DAILY TARGET ETF | Underlying Security Investing Risk Member
Prospectus [Line Items]
Risk [Text Block]	Underlying Security Investing Risk. Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. Wolf common stock may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.
T-REX 2X LONG WOLF DAILY TARGET ETF | Regulatory Risk Member
Prospectus [Line Items]
Risk [Text Block]
Regulatory Risk. The Fund is subject to the risk that a change in U.S. law and related regulations will impact the way a Fund operates, increase the particular costs of the Fund's operations and/or change the competitive landscape. Additional legislative or regulatory changes could occur that may materially and adversely affect the Fund.

T-REX 2X LONG WOLF DAILY TARGET ETF | Technology Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]
Technology Sector Risk.    The market prices of technology-related securities tend to exhibit a greater degree of market risk and sharp price fluctuations than other types of securities. These securities may fall in and out of favor with investors rapidly, which may cause sudden selling and dramatically lower market prices. Technology securities may be affected by intense competition, obsolescence of existing technology, general economic conditions and government regulation and may have limited product lines, markets, financial resources, or personnel. Technology companies may experience dramatic and often unpredictable changes in growth rates and competition for qualified personnel. These companies are also heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely impact a company’s profitability. A small number of companies represent a large portion of the technology industry. In addition, a rising interest rate environment tends to negatively affect technology companies, those technology companies seeking to finance expansion would have increased borrowing costs, which may negatively impact earnings. Technology companies having high market valuations may appear less attractive to investors, which may cause sharp decreases in their market prices.

T-REX 2X LONG WOLF DAILY TARGET ETF | Industry Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]
Industry Concentration Risk. The Fund will be concentrated in the industry to which WOLF is assigned (i.e., hold more than 25% of its total assets in investments that provide exposure to the industry to which WOLF is assigned). A portfolio concentrated in a particular industry may present more risks than a portfolio broadly diversified over several industries. As of the date of this prospectus, WOLF is assigned to the semiconductors industry.

•Semiconductor Industry Risk. Semiconductor companies may have limited product lines, markets, financial resources or personnel. Semiconductor companies typically face intense competition, potentially rapid product obsolescence and high capital costs and are dependent on third-party suppliers and the availability of materials. They are also heavily dependent on intellectual property rights and may be adversely affected by loss or impairment of those rights. Semiconductor companies are also affected by the economic performance of their customers.

T-REX 2X LONG WOLF DAILY TARGET ETF | Fixed Income Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Fixed Income Securities Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.
T-REX 2X LONG WOLF DAILY TARGET ETF | Money Market Instrument Risk Member
Prospectus [Line Items]
Risk [Text Block]
Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Money market funds may be subject to credit risk with respect to the debt instruments in which they invest. Depository accounts may be subject to credit risk with respect to the financial institution in which the depository account is held. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments may lose money.

T-REX 2X LONG WOLF DAILY TARGET ETF | Liquidity Risk Member
Prospectus [Line Items]
Risk [Text Block]
Liquidity Risk. Holdings of the Fund may be difficult to buy or sell or may be illiquid, particularly during times of market turmoil. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to buy or sell an illiquid security or derivative instrument at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions may prevent the Fund from limiting losses, realizing gains, or achieving a high correlation with WOLF. There is no assurance that a security or derivative instrument that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund. To the extent that WOLF value increases or decreases significantly, the Fund may be one of many market participants that are attempting to transact in the WOLF. Under such circumstances, the market for WOLF may lack sufficient liquidity for all market participants' trades. Therefore, the Fund may have more difficulty transacting in the securities or financial instruments and the Fund's transactions could exacerbate the price changes of WOLF and may impact the ability of the Fund to achieve its investment objective.

In certain cases, the market for WOLF and/or Fund may lack sufficient liquidity for all market participants' trades. Therefore, the Fund may have difficulty transacting in it and/or in correlated investments, such as swap contracts. Further, the Fund's transactions could exacerbate illiquidity and volatility in the price of WOLF and correlated derivative instruments.

T-REX 2X LONG WOLF DAILY TARGET ETF | Early Close/Trading Halt Risk Member
Prospectus [Line Items]
Risk [Text Block]
Early Close/Trading Halt Risk. Although an underlying security’s shares are listed for trading on an exchange, there can be no assurance that an active trading market for such shares will be available at all times. An exchange or market may close or issue trading halts on specific securities or financial instruments, including the shares of the Fund. Under such circumstances, the ability to buy or sell certain portfolio securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell investments for its portfolio, may disrupt the Fund’s creation/redemption process, and may temporarily prevent investors from buying and selling shares of the Fund. In addition, the Fund may be unable to accurately price its investments, may fail to achieve performance that is correlated with WOLF and may incur substantial losses. If there is a significant intra-day market event and/or WOLF experiences a significant price increase or decrease, the Fund may not meet its investment objective or rebalance its portfolio appropriately. Additionally, the Fund may close to purchases and sales of Shares prior to the close of regular trading on the exchange and incur significant losses.

T-REX 2X LONG WOLF DAILY TARGET ETF | Equity Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Equity Securities Risk. Publicly issued equity securities, including common stocks, are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests, and/or has exposure to, will cause the net asset value of the Fund to fluctuate. The Fund’s direct investments in common stock of WOLF does not provide leveraged exposure to WOLF and, as a result, if the Fund invests directly in common stock of WOLF to a greater extent, the Fund may not achieve its 200% daily investment objective.

T-REX 2X LONG WOLF DAILY TARGET ETF | Cash Transaction Risk Member
Prospectus [Line Items]
Risk [Text Block]
Cash Transaction Risk. The Fund intends to effect creations and redemptions for cash rather than for in-kind securities. As a result, the Fund may not be tax efficient and may incur brokerage costs related to buying and selling securities to achieve its investment objective thus incurring additional expenses than if it had effected creations and redemptions in kind. To the extent that such costs are not offset by transaction fees paid by an authorized participant, the Fund may bear such costs, which will decrease the Fund’s net asset value.

T-REX 2X LONG WOLF DAILY TARGET ETF | Tax Risk Member
Prospectus [Line Items]
Risk [Text Block]
Tax Risk. In order to qualify for the special tax treatment accorded a regulated investment company (“RIC”) and its shareholders, the Fund must derive at least 90% of its gross income for each taxable year from “qualifying income,” meet certain asset diversification tests at the end of each taxable quarter, and meet annual distribution requirements. The Fund’s pursuit of its investment strategy will potentially be limited by the Fund’s intention to qualify for such treatment and could adversely affect the Fund’s ability to so qualify. The Fund may make certain investments, the treatment of which for these purposes is unclear. If, in any year, the Fund were to fail to qualify for the special tax treatment accorded a RIC and its shareholders, and were ineligible to or were not to cure such failure, the Fund would be taxed in the same manner as an ordinary corporation subject to U.S. federal income tax on all its income at the fund level. The resulting taxes could substantially reduce the Fund’s net assets and the amount of income available for distribution. In addition, in order to requalify for taxation as a RIC, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions. Please see the section entitled “Taxes” in the Statement of Additional Information for more information.

T-REX 2X LONG WOLF DAILY TARGET ETF | ETF Risks Member
Prospectus [Line Items]
Risk [Text Block]
ETF Risks. The Fund is an exchange-traded fund, and, as a result of an ETF’s structure, it is exposed to the following risks:

•Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

•Cash Redemption Risk. The Fund intends to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

•Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

•Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

•Trading. Although Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares.

T-REX 2X LONG WOLF DAILY TARGET ETF | ETF Risks, Authorized Participants, Market Makers, And Liquidity Providers Limitation Risk Member
Prospectus [Line Items]
Risk [Text Block]	Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
T-REX 2X LONG WOLF DAILY TARGET ETF | ETF Risks, Cash Redemption Risk Member
Prospectus [Line Items]
Risk [Text Block]	Cash Redemption Risk. The Fund intends to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.
T-REX 2X LONG WOLF DAILY TARGET ETF | ETF Risks, Costs Of Buying Or Selling Shares Member
Prospectus [Line Items]
Risk [Text Block]	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.
T-REX 2X LONG WOLF DAILY TARGET ETF | ETF Risks, Shares May Trade At Prices Other Than NAV Risk Member
Prospectus [Line Items]
Risk [Text Block]	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.
T-REX 2X LONG WOLF DAILY TARGET ETF | ETF Risks, Trading Risk Member
Prospectus [Line Items]
Risk [Text Block]	Trading. Although Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares.
T-REX 2X LONG WOLF DAILY TARGET ETF | New Fund Risk Member
Prospectus [Line Items]
Risk [Text Block]
New Fund Risk. As of the date of this prospectus, the Fund has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Fund’s market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

T-REX 2X LONG WOLF DAILY TARGET ETF | Mid-Capitalization Company Risk Member
Prospectus [Line Items]
Risk [Text Block]
Mid-Capitalization Company Risk. Mid-capitalization companies may have limited financial resources, narrower product lines, and less diversified markets than larger, more established companies. While mid-cap companies often have greater growth potential than large-cap firms, they may also be more sensitive to changing market conditions, competitive pressures, and economic downturns. Their securities may experience greater price volatility and may be less liquid than those of large-cap companies, which could affect their market value and investment returns.

T-REX 2X LONG WOLF DAILY TARGET ETF | Industry Concentration Risk, Semiconductor Industry Risk Member
Prospectus [Line Items]
Risk [Text Block]	Semiconductor Industry Risk. Semiconductor companies may have limited product lines, markets, financial resources or personnel. Semiconductor companies typically face intense competition, potentially rapid product obsolescence and high capital costs and are dependent on third-party suppliers and the availability of materials. They are also heavily dependent on intellectual property rights and may be adversely affected by loss or impairment of those rights. Semiconductor companies are also affected by the economic performance of their customers.
T-REX 2X LONG WOLF DAILY TARGET ETF | WOLF Investing Risk Member
Prospectus [Line Items]
Risk [Text Block]
WOLF Investing Risk. Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may perform differently from the market as a whole. In addition to the risks associated generally with investments in equity securities, WOLF faces risks related to manufacturing scale-up and execution, including the ability to ramp production capacity, improve yields, and achieve cost efficiencies at new fabrication facilities; dependence on demand for silicon carbide semiconductors, particularly in electric vehicle and industrial markets; customer concentration and long product qualification cycles; and competition from larger and better-capitalized semiconductor manufacturers and alternative technologies..

WOLF’s operating results may be highly sensitive to customer production schedules, electric vehicle adoption trends, industrial capital spending, and macroeconomic conditions, as well as to the timing of new facility construction, equipment installation, and production qualification. Delays in facility ramp-up, customer qualification, or broader silicon carbide adoption could materially adversely affect revenues, margins, and cash flows. WOLF is also subject to risks related to supply-chain constraints, raw material availability, manufacturing complexity, product quality, and technological execution, including risks associated with operating advanced semiconductor fabrication facilities. In addition, WOLF may face risks associated with government incentives, export controls, trade restrictions, and geopolitical developments affecting semiconductor supply chains and international operations. WOLF may require substantial ongoing capital investment to expand manufacturing capacity, support research and development, and maintain competitiveness. WOLF’s ability to access financing on acceptable terms, as well as potential dilution or leverage associated with future capital raises, may materially affect shareholder value. The trading price of WOLF has been and may continue to be highly volatile, reflecting semiconductor industry cyclicality, evolving investor expectations regarding silicon carbide adoption and electric vehicle growth, manufacturing execution risks, and broader market sentiment toward semiconductor and clean technology issuers.

T-REX 2X LONG WOLF DAILY TARGET ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund may not achieve its leveraged investment objective and there is a risk that you could lose all of your money invested in the Fund.
T-REX 2X LONG WOLF DAILY TARGET ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversification Risk. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended. This means it has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers or in financial instruments with a single counterparty or a few counterparties. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer or the credit of a single counterparty and make the Fund more susceptible to risks associated with a single economic, political, or regulatory occurrence than a diversified fund.